MultiOption Classic
Variable Annuity Contract
Minnesota Life Insurance Company

(MINNESOTA LIFE LOGO)
400 Robert Street North - St. Paul,
Minnesota 55101-2098 - 1-800-362-3141 - www.minnesotalife.com

     This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. The contract may be used in connection with all types of personal retirement plans. It may also be used apart from those plans.

     You may invest your contract values in our Variable Annuity Account or our General Account.

The Variable Annuity Account invests in the following Fund portfolios:

(ADVANTUS(TM) SERIES FUND, INC. LOGO)
Advantus Series Fund, Inc.
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- International Bond Portfolio
- Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

(AIM FUNDS(SM) LOGO)
AIM Variable Insurance Fund
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

(AMERICAN CENTURY(R) LOGO)
American Century Variable Portfolios, Inc.
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

(CREDIT SUISSE ASSET MANAGEMENT LOGO)
Credit Suisse Trust
- Global Post-Venture Capital Portfolio

(FIDELITY INVESTMENTS(R) LOGO)
Fidelity Variable Insurance Products Funds
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

(FRANKLIN TEMPLETON INVESTMENTS LOGO)
Franklin Templeton Variable Insurance Products Trust
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares
- Templeton Global Asset Allocation Fund -- Class 2 Shares

(JANUS CAPITAL GROUP LOGO)
Janus Aspen Series
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

(MFS(R) INVESTMENT MANAGEMENT WE INVENTED THE MUTUAL FUND(R) LOGO) MFS(R) Variable Insurance Trust(sm)
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Service Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO)
Oppenheimer Variable Account Funds
- Capital Appreciation Fund -- Service Shares
- High Income Fund -- Service Shares
Panorama Series Fund, Inc.
- International Growth Fund -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(W&R LOGO)
W&R Target Funds, Inc.
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Growth Portfolio
- W&R International Portfolio
- W&R International II Portfolio
- W&R Micro Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

     Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by contacting us at 1-800-362-3141. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site, http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE FUND PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: APRIL 30, 2004.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN, OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS

                    SPECIAL TERMS                                                               1
                    HOW TO CONTACT US                                                           2
                    QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS                  3
                    EXPENSE TABLE                                                               6
                    GENERAL DESCRIPTIONS                                                        8
                              Minnesota Life Insurance Company                                  8
                              Variable Annuity Account                                          9
                              The Funds                                                        10
                              Additions, Deletions or Substitutions                            12
                    CONTRACT CHARGES                                                           13
                              Sales Charges                                                    13
                              Mortality and Expense Risk Charges                               14
                              Administrative Charge                                            14
                              Premium Taxes                                                    15
                              Transaction Charges                                              15
                    VOTING RIGHTS                                                              15
                    DESCRIPTION OF THE CONTRACTS                                               16
                              General Provisions                                               16
                              Annuity Payments and Options                                     17
                              Death Benefits                                                   22
                              Purchase Payments and Value of the Contract                      23
                              Redemptions                                                      26
                    FEDERAL TAX STATUS                                                         27
                    PERFORMANCE DATA                                                           33
                    RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM                   34
                    STATEMENT OF ADDITIONAL INFORMATION                                        34
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION                             A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                     B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                    C-1

                 (This page has been left blank intentionally.)

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: the sum of your values under a contract in the Variable Annuity Account and in the General Account.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code:  the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

Fund(s) or Portfolio(s): the mutual funds whose separate investment portfolios we have designated as an eligible investment for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.

General Account: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Purchase Payments:  amounts paid to us under your contract.

Separate Account:  see definition of Variable Annuity Account.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Funds.

Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

[COMPUTER ICON]
         Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:
             - Account Values
             - Variable Investment Performance
             - Interest rates (when applicable)
             - Service forms
             - Beneficiary information
             - Transactions to transfer among investment options or change your allocation percentage
             - Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

[TELEPHONE ICON]
         - Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service Line provides around-the-clock access to:
             - Account Values
             - Unit Values
             - Interest Rates

         - Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

[MAIL ICON]
         - For contributions sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to the Variable Annuity Account or to our General Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values in the Variable Annuity Account. In the General Account, your purchase payments receive certain principal and interest guarantees.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more of the available Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of the Advantus Series Fund, Inc. are:

       Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Index 500 Portfolio
       International Bond Portfolio
       Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
       Money Market Portfolio
       Mortgage Securities Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in:

     AIM Variable Insurance Fund:
       AIM V.I. Aggressive Growth Fund -- Series II Shares
       AIM V.I. Balanced Fund -- Series II Shares
       AIM V.I. Dent Demographic Trends Fund -- Series II Shares
       AIM V.I. Premier Equity Fund -- Series II Shares

     American Century Variable Portfolios, Inc.:
       VP Income & Growth Fund -- Class II Shares
       VP Ultra(R) Fund -- Class II Shares
       VP Value Fund -- Class II Shares

     Credit Suisse Trust:
       Global Post-Venture Capital Portfolio

     Fidelity Variable Insurance Products Funds:
       Contrafund(R) Portfolio -- Service Class 2 Shares
       Equity-Income Portfolio -- Service Class 2 Shares
       Mid Cap Portfolio -- Service Class 2 Shares

     Franklin Templeton Variable Insurance Products Trust:
       Franklin Large Cap Growth Securities Fund -- Class 2 Shares Franklin Small Cap Fund -- Class 2 Shares
       Mutual Shares Securities Fund -- Class 2 Shares
       Templeton Developing Markets Securities Fund -- Class 2 Shares Templeton Global Asset Allocation Fund -- Class 2 Shares

     Janus Aspen Series:
       Balanced Portfolio -- Service Shares
       Capital Appreciation Portfolio -- Service Shares
       International Growth Portfolio -- Service Shares

     MFS(R) Variable Insurance Trust(SM):
       Investors Growth Stock Series -- Service Shares
       Mid Cap Growth Series -- Service Shares
       New Discovery Series -- Service Shares
       Value Series -- Service Shares

     Oppenheimer Variable Account Funds:
       Capital Appreciation Fund -- Service Shares
       High Income Fund -- Service Shares

     Panorama Series Fund, Inc.:
       International Growth Fund -- Service Shares

     Putnam Variable Trust:
       Putnam VT Growth and Income Fund -- Class IB Shares
       Putnam VT International Equity Fund -- Class IB Shares
       Putnam VT New Opportunities Fund -- Class IB Shares
       Putnam VT New Value Fund -- Class IB Shares
       Putnam VT Voyager Fund -- Class IB Shares

     W&R Target Funds, Inc.
       W&R Asset Strategy Portfolio
       W&R Balanced Portfolio
       W&R Core Equity Portfolio
       W&R Growth Portfolio
       W&R International Portfolio
       W&R International II Portfolio
       W&R Micro Cap Growth Portfolio
       W&R Science and Technology Portfolio
       W&R Small Cap Growth Portfolio
       W&R Small Cap Value Portfolio
       W&R Value Portfolio

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectuses for each Fund, which are attached to this Prospectus. You should carefully read each prospectus before purchasing the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% of the net asset value of the Variable Annuity Account for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We also deduct a daily charge equal to an annual rate of 0.15% of the net asset value for administrative expenses incurred by us. We reserve the right to increase the charge to not more than 0.40% of the net asset value of the separate account.

A deferred sales charge of up to 9.0% of your accumulation value may apply if you make partial withdrawals or surrender your contract within ten contract years.

Deductions for any applicable premium taxes may also be made (currently taxes range from 0.0% to 3.5%) depending on applicable law.

The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.45% to 1.80% of average daily net assets of the Portfolios on an annual basis.

We reserve the right to make a charge of up to $10 for transfers occurring more frequently than once a month. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one, or from this contract to another.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expenses of the MultiOption Classic variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table described the fees and expenses that you will pay at the time that you buy the contract, surrender the contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

DEFERRED SALES LOAD (as a percentage of          9% decreasing uniformly by .075% for each of the first
  amount surrendered)                            120 months from the contract date

TRANSFER FEE*                                    Maximum Charge: $10
                                                 Current Charge: $0

*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                    CURRENT           MAXIMUM
                                                    CHARGE        POSSIBLE CHARGE
                                                    -------       ----------------
Mortality and Expense Risk Fees                      1.25%             1.40%
Administrative Fee                                    .15%              .40%
                                                     -----             -----
Total Separate Account Annual Expenses               1.40%             1.80%
                                                     =====             =====

Note: We reserve the right to increase the mortality and expense risk fees and the administrative fees to not more than those shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

                                                    MINIMUM       MAXIMUM
                                                    -------       -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING
EXPENSES
(expenses that are deducted from portfolio
assets, including management fees,
distribution and/or service (12b-1) fees, and
other expenses)                                      0.45%         1.80%

CONTACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES
The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                    IF YOU SURRENDERED YOUR                         IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                      THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                          DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
Maximum Portfolio Expenses          $1,065     $1,584     $2,116      $3,503         $323     $  986     $1,674      $3,503
----------------------------------------------------------------------------------------------------------------------------
Minimum Portfolio Expenses          $  940     $1,204     $1,474      $2,169         $188     $  582     $1,001      $2,169
----------------------------------------------------------------------------------------------------------------------------

CONTACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES
The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum separate account expenses of 1.80%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                    IF YOU SURRENDERED YOUR                         IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                      THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                          DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
Maximum Portfolio Expenses          $1,102     $1,694     $2,298      $3,862         $363     $1,103     $1,864      $3,862
----------------------------------------------------------------------------------------------------------------------------
Minimum Portfolio Expenses          $  977     $1,318     $1,669      $2,585         $228     $  703     $1,205      $2,585
----------------------------------------------------------------------------------------------------------------------------

The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first calendar year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If you die before annuity payments begin, we will pay the greater of the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

     -  a life annuity;

     - a life annuity with a period certain of 120 months, 180 months or 240 months;

     -  a joint and last survivor annuity; and

     -  a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul,

Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management, Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 International Bond Portfolio                      Advantus Capital Management, Inc     Julius Baer Investment
                                                                                        Management Inc.
 Maturing Government Bond Portfolio - 2006,        Advantus Capital Management, Inc.
   2010
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H.S. Dent Advisors, Inc.
   II Shares
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 CREDIT SUISSE TRUST:
 Global Post-Venture Capital Portfolio             Credit Suisse Asset Management,
                                                   LLC
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares
 Templeton Global Asset Allocation Fund - Class    Templeton Investment Counsel, LLC
   2 Shares

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund - Service Shares        OppenheimerFunds, Inc.
 High Income Fund - Service Shares                 OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund - Service Shares        OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Balanced Portfolio                            Waddell & Reed Investment
                                                   Management Company
 W&R Core Equity Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R Growth Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R International Portfolio                       Waddell & Reed Investment
                                                   Management Company
 W&R International II Portfolio                    Waddell & Reed Investment            Templeton Investment Counsel,
                                                   Management Company                   LLC
 W&R Micro Cap Growth Portfolio                    Waddell & Reed Investment            Wall Street Associates
                                                   Management Company
 W&R Science and Technology Portfolio              Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Growth Portfolio                    Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Value Portfolio                     Waddell & Reed Investment            State Street Research &
                                                   Management Company                   Management Company
 W&R Value Portfolio                               Waddell & Reed Investment
                                                   Management Company

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts. The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the beginning of each contract year. The percentages decrease uniformly each month for 120 months from the contract date.

BEGINNING OF
CONTRACT YEAR   DEFERRED SALES CHARGE
-------------   ---------------------
      1                  9.0%
      2                  8.1
      3                  7.2
      4                  6.3
      5                  5.4
      6                  4.5
      7                  3.6
      8                  2.7
      9                  1.8
     10                  0.9
     11                    0

EXAMPLE

Assuming that all amounts to be withdrawn are subject to a deferred sales load, if the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7.2% (because this is the beginning of the contract year 3), the contract owner will receive $1,000, the sales charge will be $77.59 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the accumulation value will equal $1,077.59.

The deferred sales charge will not apply to:

     - the amount withdrawn after the contract has been in force for at least ten contract years,

     - withdrawals during the first calendar year which are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

     -  amounts payable as a death benefit;

     -  amounts applied to provide annuity payments under an annuity option;

     - amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax-sheltered annuities);

     - certain amounts of a contract's accumulation value withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details); or

     - contracts issued 5 or more years ago, for amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter, may pay up to 4.75% of the amount of those purchase payments to broker-dealers responsible for the sales of the contracts. In addition, Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we offer. Credits may cover things such as the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25% of net asset value. We reserve the right to increase the charge to not more than 1.40% on an annual basis. Certain states such as Maryland, limit our ability to increase this charge. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of .15% of the net asset value of the Variable Annuity Account. We reserve the right to increase this administrative charge to an annual rate of not more than .40%. Certain states such as Maryland, limit our ability to increase this charge.

Because the charge is designed to cover administrative expenses, it is taken during both the accumulation period and the annuity period of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

D. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when an annuity begins. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

E. TRANSACTION CHARGES

There currently is no charge for any transfer. However, we reserve the right to charge up to $10, for the second and subsequent transfers in any calendar month. We also reserve the right to charge a $100 fee to cover administrative costs if you exchange the contract for another of our variable annuities, or to this contract.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Flexible Payment Variable Annuity Contract

The contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to the timing and amount.

2. Issuance of Contracts

The contract is issued to you, the contract owner named in the application. You may be the annuitant or you may specify someone else to be the annuitant.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) then:

     - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity

Account or to the General Account. There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

Total purchase payments under the contract may not exceed $1,000,000, except with our consent.

The contract permits us to cancel your contract and pay you its accumulation value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and

     -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

6. Deferment of Payment

We will pay any single sum within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the SEC;

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Funds or to fairly determine the value of the assets of the Funds; or

     - other periods the SEC by order permits for the protection of the contract owners.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

          - the mortality table specified in the contract, which reflects the age of the annuitant,

          - the type of annuity payment option you select, and

          - the investment performance of the Fund Portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds. Thus, the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund you select.

2. Electing the Retirement Date and Form of Annuity

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contract requires that we must receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of:

          - the 85th birthday of the annuitant, or

          - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period of 120 months.

The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. The exception for Option 4 does not apply to a beneficiary who elects to annuitize as a settlement option.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the General Account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Determination of Amount of First Monthly Annuity Payment

The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, several states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.

The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Individual Annuity 1983 Table A female mortality rates with an age setback of one year and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments except for transfers and in the case of certain joint annuity payment options which provide for reduction on payment after the death of annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date and to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the regulated annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

     -  .996338, and

     - the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

During the annuity period, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold these reserves. If you specify a sub-account of the Variable Annuity Account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account, if less.
     - Annuity payments must have been in effect for a period of 12 months before a change may be made.
     -  Such transfers can be made only once every 12 months.
     - We must receive written request for an annuity transfer more than 30 days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will provide you with annuity reserve amount information, by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

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When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

     -  the amount of the accumulation value payable at death; or

     - the amount of the purchase payments paid to us as consideration for this contract, less all contract withdrawals.

Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

If there are joint owners of the contract, at the death of the first owner, there will be no death benefit adjustment to the accumulation value, if the surviving owner elects to continue the contract.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse, that spouse shall be treated as the contract owner for purposes of (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

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If the annuitant dies after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocations will be treated as incomplete.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until we receive a completed application. We will immediately return your initial purchase payment in full if it appears that the application cannot be completed within five business days unless you specifically consent to our holding your purchase payment until your application is completed.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolio is valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (currently 3:00 p.m. Central time) on each day, Monday through Friday, except:

     - days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

     - days during which no Funds' shares are tendered for redemption and no order to purchase or sell Funds' shares is received by such Fund, and

     - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

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2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer, or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or

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minimum number of sub-accounts. APR is not available for values in the Advantus
Fund Maturing Government Bond Portfolios, nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1,000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

Transfer privileges may be suspended or modified by us at any time. We reserve the right to restrict the frequency of -- or otherwise modify, condition, or terminate -- any transfer method(s). The transfer privilege is also subject to modification if we determine, at our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. You will be notified in writing if your transfer privileges will be suspended or modified. The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. This contract is not designed for market timing or other frequent trading activity and we do not accommodate or create exceptions for investors engaging in such activity. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact your registered representative.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

3. Value of the Contract

The accumulation value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each sub-account to which you allocate values by the current value of these units and then adding the values as calculated. There is no assurance that your accumulation value will equal or exceed your purchase payments. We will advise you periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

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4. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying:

     - the value of an accumulation unit on the immediately preceding valuation date by

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

5. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum and a deduction for the administration charge at the current rate of .15% per annum.

The gross investment rate is equal to:

     - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

     - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: 1-651-665-7942. There are risks associated with not requiring original signatures in order to disburse contract owner monies. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Your accumulation value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. We will waive the applicable dollar amount limitation:

     - on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or

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     -  where the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Withdrawal values will be determined as of the valuation date we received your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals including systematic withdrawals will be made from the sub-accounts on a pro rata basis. Please note that no more than 20 sub-accounts may be used for systematic withdrawals.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a cash sum payment you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender that annuity benefit and receive a single sum instead.

2. Right of Cancellation

You should read the contract carefully as soon as you receive it. You may cancel your purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract, we will refund to you the greater of:

     -  the accumulation value of the contract, or

     -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. For example, California's free look period is extended to thirty days. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay any additional amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

                                                                         Page 27
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THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

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OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

                                                                         Page 29
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TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

     -  where the taxpayer is 59 1/2 or older,

     -  where payment is made on account of the taxpayer's disability, or

     -  where payment is made by reason of the death of the owner, and

     -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

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ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax

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treatment may be available for certain types of contributions and distributions.
Adverse tax consequences may result from:

     -  contributions in excess of specified limits;

     -  distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The IRS is currently considering a change to the RMD regulations that would treat any partial withdrawal from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD requirements. Should this change be adopted, we will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more;

     -  a required minimum distribution;

     -  a hardship distribution; or

     -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However, a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one year, five year and ten year periods and for the period when the underlying Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable period. For periods prior to the date of this Prospectus, the quotations will be based on the assumption that the contract described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts, for the period from the inception of each to December 31, 2003. Sub-accounts that became available after that time are not included. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in this Prospectus.

                                        2003          2002          2001          2000         1999
                                        ----          ----          ----          ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of         $     1.26    $     1.16    $     1.09    $     1.00    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.31    $     1.26    $     1.16    $     1.09    $    1.00
  Number of units outstanding at     25,909,159    23,681,107    15,745,921     6,623,899      765,852
     end of period.................
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of         $     1.02    $     1.22    $     1.25    $     1.09    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.35    $     1.02    $     1.22    $     1.25    $    1.09
  Number of units outstanding at      5,148,241     4,713,421     4,064,699     2,634,518      398,475
     end of period.................
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of         $     0.64    $     0.84    $     0.97    $     1.09    $    1.00(a)
     period........................
  Unit value at end of period......  $     0.81    $     0.64    $     0.84    $     0.97    $    1.09
  Number of units outstanding at     32,775,746    29,546,722    25,641,202    17,088,669    2,038,959
     end of period.................
INTERNATIONAL BOND SUB-ACCOUNT:
  Unit value at beginning of         $     1.12    $     0.96    $     0.99    $     0.99    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.33    $     1.12    $     0.96    $     0.99    $    0.99
  Number of units outstanding at      8,574,661     8,519,304     6,022,517     3,324,904      342,453
     end of period.................
MATURING GOVERNMENT BOND 2006
  SUB-ACCOUNT:
  Unit value at beginning of         $     1.34    $     1.20    $     1.13    $     0.99    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.35    $     1.34    $     1.20    $     1.13    $    0.99
  Number of units outstanding at        299,859       344,706       335,342       270,313      102,972
     end of period.................
MATURING GOVERNMENT BOND 2010
  SUB-ACCOUNT:
  Unit value at beginning of         $     1.42    $     1.22    $     1.18    $     0.98    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.44    $     1.42    $     1.22    $     1.18    $    0.98
  Number of units outstanding at        494,366       613,153       487,501       484,046        4,254
     end of period.................
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of         $     1.08    $     1.08    $     1.06    $     1.01    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.07    $     1.08    $     1.08    $     1.06    $    1.01
  Number of units outstanding at      9,645,256    17,966,326    18,083,995    13,677,970    3,372,875
     end of period.................
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of         $     1.29    $     1.19    $     1.11    $     1.00    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.32    $     1.29    $     1.19    $     1.11    $    1.00
  Number of units outstanding at     33,367,107    33,981,412    23,580,046     9,161,060      989,073
     end of period.................

                                                                        Page A-1

                                        2003          2002          2001          2000         1999
                                        ----          ----          ----          ----         ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of         $     1.38    $     1.30    $     1.21    $     0.97    $    1.00(a)
     period........................
  Unit value at end of period......  $     1.93    $     1.38    $     1.30    $     1.21    $    0.97
  Number of units outstanding at      6,782,868     5,448,250     1,845,023       471,189       17,691
     end of period.................
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.76    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.95    $     0.76
  Number of units outstanding at        464,421       200,861
     end of period.................
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit Value at beginning of         $     0.86    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.99    $     0.86
  Number of units outstanding at        430,916       202,181
     end of period.................
AIM V.I. DENT DEMOGRAPHIC TRENDS
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.74    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.00    $     0.74
  Number of units outstanding at        280,686        44,099
     end of period.................
AIM V.I. PREMIER EQUITY
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.77    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.95    $     0.77
  Number of units outstanding at        406,453       333,328
     end of period.................
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.82    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.04    $     0.82
  Number of units outstanding at        715,153       271,073
     end of period.................
AMERICAN CENTURY VP ULTRA(R)
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.79    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.98    $     0.79
  Number of units outstanding at      4,718,784     1,768,593
     end of period.................
AMERICAN CENTURY VP VALUE
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.86    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.10    $     0.86
  Number of units outstanding at      1,498,981       607,599
     end of period.................
CREDIT SUISSE TRUST GLOBAL POST-
  VENTURE SUB-ACCOUNT:
  Unit Value at beginning of         $     0.34    $     0.53    $     0.75    $     1.00(c)
     period........................
  Unit Value at end of period......  $     0.50    $     0.34    $     0.53    $     0.75
  Number of units outstanding at      1,916,975     1,322,691     1,262,527       525,721
     end of period.................

Page A-2

                                        2003          2002          2001          2000         1999
                                        ----          ----          ----          ----         ----
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.72    $     0.81    $     0.94    $     1.00(b)
     period........................
  Unit Value at end of period......  $     0.91    $     0.72    $     0.81    $     0.94
  Number of units outstanding at     16,481,165    14,941,588    11,456,649     6,405,759
     end of period.................
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.86    $     1.05    $     1.12    $     1.00(b)
     period........................
  Unit Value at end of period......  $     1.10    $     0.86    $     1.05    $     1.12
  Number of units outstanding at     19,300,694    15,223,284     8,789,373     3,181,017
     end of period.................
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit Value at beginning of         $     1.04    $     1.18    $     1.24    $     1.00(b)
     period........................
  Unit Value at end of period......  $     1.42    $     1.04    $     1.18    $     1.24
  Number of units outstanding at      9,614,828     8,753,213     6,545,701     3,844,655
     end of period.................
FRANKLIN LARGE CAP GROWTH
  SECURITIES SUB-ACCOUNT:
  Unit Value at beginning of         $     0.82    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.03    $     0.82
  Number of units outstanding at        552,200       244,326
     end of period.................
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit Value at beginning of         $     0.47    $     0.67    $     0.80    $     1.00(c)
     period........................
  Unit Value at end of period......  $     0.64    $     0.47    $     0.67    $     0.80
  Number of units outstanding at     10,016,452     8,972,535     5,712,939     1,852,562
     end of period.................
MUTUAL SHARES SECURITIES
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.84    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.04    $     0.84
  Number of units outstanding at      1,257,096       670,423
     end of period.................
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit Value at beginning of         $     0.72    $     0.73    $     0.80    $     1.20    $    1.00(a)
     period........................
  Unit Value at end of period......  $     1.08    $     0.72    $     0.73          0.80    $    1.20
  Number of units outstanding at      3,802,588     3,367,040     2,872,730     2,179,968      268,232
     end of period.................
TEMPLETON GLOBAL ASSET ALLOCATION
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.81    $     0.86    $     0.97    $     1.00(c)
     period........................
  Unit Value at end of period......  $     1.05    $     0.81    $     0.86    $     0.97
  Number of units outstanding at      2,795,916     2,246,352     1,290,152       161,983
     end of period.................

                                                                        Page A-3

                                        2003          2002          2001          2000         1999
                                        ----          ----          ----          ----         ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit Value at beginning of         $     0.92    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.03    $     0.92
  Number of units outstanding at      1,090,032       689,640
     end of period.................
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.51    $     0.62    $     0.81    $     1.00(b)
     period........................
  Unit Value at end of period......  $     0.61    $     0.51    $     0.62    $     0.81
  Number of units outstanding at     14,875,999    16,035,369    15,425,939    10,697,510
     end of period.................
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.45    $     0.62    $     0.82    $     1.00(b)
     period........................
  Unit Value at end of period......  $     0.60    $     0.45    $     0.62    $     0.82
  Number of units outstanding at     13,052,727    13,300,761    11,747,393     6,778,367
     end of period.................
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.78    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.95    $     0.78
  Number of units outstanding at        832,716       254,637
     end of period.................
MFS MID CAP GROWTH SERIES
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.71    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.96    $     0.71
  Number of units outstanding at        403,896       132,901
     end of period.................
MFS NEW DISCOVERY SERIES
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.75    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.98    $     0.75
  Number of units outstanding at      1,983,423     1,073,449
     end of period.................
MFS VALUE SERIES SUB-ACCOUNT:
  Unit Value at beginning of         $     0.83    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.02    $     0.83
  Number of units outstanding at      1,394,860       853,323
     end of period.................
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.81    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.01    $     0.81
  Number of units outstanding at      1,540,613       890,405
     end of period.................

Page A-4

                                        2003          2002          2001          2000         1999
                                        ----          ----          ----          ----         ----
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.95    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.16    $     0.95
  Number of units outstanding at      2,022,579       674,348
     end of period.................
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.71    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.01    $     0.71
  Number of units outstanding at        847,858       323,095
     end of period.................
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.81    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.02    $     0.81
  Number of units outstanding at        592,809       296,889
     end of period.................
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.81    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.03    $     0.81
  Number of units outstanding at      2,479,379     1,418,042
     end of period.................
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.76    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.99    $     0.76
  Number of units outstanding at        173,836        88,859
     end of period.................
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit Value at beginning of         $     0.83    $     1.00(d)
     period........................
  Unit Value at end of period......  $     1.09    $     0.83
  Number of units outstanding at        453,956       164,533
     end of period.................
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit Value at beginning of         $     0.78    $     1.00(d)
     period........................
  Unit Value at end of period......  $     0.96    $     0.78
  Number of units outstanding at        383,732       228,014
     end of period.................
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit Value at beginning of         $     1.00(m)
     period........................
  Unit Value at end of period......  $     1.06
  Number of units outstanding at         40,737
     end of period.................
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit Value at beginning of         $     0.74(f) $     0.83    $     0.98    $     1.10    $    1.00(a)
     period........................
  Unit Value at end of period......  $     0.89    $     0.74    $     0.83    $     0.98    $    1.10
  Number of units outstanding at     22,242,759    23,231,443    24,352,253    21,254,044    3,296,125
     end of period.................

                                                                        Page A-5

                                        2003          2002          2001          2000         1999
                                        ----          ----          ----          ----         ----
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit Value at beginning of         $     0.61(k) $     0.87    $     0.95    $     1.04    $    1.00(a)
     period........................
  Unit Value at end of period......  $     0.73    $     0.61    $     0.87    $     0.95    $    1.04
  Number of units outstanding at      4,367,433     4,695,797     3,861,820     1,867,540      236,331
     end of period.................
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit Value at beginning of         $     0.49(e) $     0.67    $     0.90    $     1.17    $    1.00(a)
     period........................
  Unit Value at end of period......  $     0.61    $     0.49    $     0.67    $     0.90    $    1.17
  Number of units outstanding at     28,219,938    20,141,737    17,789,554    11,996,641    1,608,959
     end of period.................
W&R TARGET INTERNATIONAL
  SUB-ACCOUNT:
  Unit Value at beginning of         $     1.00(m)
     period........................
  Unit Value at end of period......  $     1.13
  Number of units outstanding at         54,111
     end of period.................
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.76(g) $     0.93    $     1.06    $     1.07    $    1.00(a)
     period........................
  Unit Value at end of period......  $     1.09    $     0.76    $     0.93    $     1.06    $    1.07
  Number of units outstanding at     14,857,883    12,810,736     9,578,861     6,236,385      888,642
     end of period.................
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.68(l) $     1.23    $     1.41    $     1.80    $    1.00(a)
     period........................
  Unit Value at end of period......  $     1.04    $     0.68    $     1.23    $     1.41    $    1.80
  Number of units outstanding at      5,328,676     4,329,696     4,250,985     3,176,923      420,716
     end of period.................
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit Value at beginning of         $     1.00(m)
     period........................
  Unit Value at end of period......  $     1.10
  Number of units outstanding at         16,184
     end of period.................
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit Value at beginning of         $     0.69(h) $     1.03    $     1.23    $     1.40    $    1.00(a)
     period........................
  Unit Value at end of period......  $     1.01    $     0.69    $     1.03    $     1.23    $    1.40
  Number of units outstanding at      9,752,439     8,443,991     7,844,387     5,613,218      503,561
     end of period.................

Page A-6

                                        2003          2002          2001          2000         1999
                                        ----          ----          ----          ----         ----
W&R TARGET SMALL CAP VALUE
  SUB-ACCOUNT:
  Unit Value at beginning of         $     1.13(j) $     1.43    $     1.25    $     0.99    $    1.00(a)
     period........................
  Unit Value at end of period......  $     1.66    $     1.13    $     1.43    $     1.25    $    0.99
  Number of units outstanding at      7,346,447     6,806,593     4,382,496     1,961,812      179,266
     end of period.................
W&R TARGET VALUE SUB-ACCOUNT:
  Unit Value at beginning of         $     0.72(i) $     0.86    $     0.98    $     1.01    $    1.00(a)
     period........................
  Unit Value at end of period......  $     0.90    $     0.72    $     0.86    $     0.98    $    1.01
  Number of units outstanding at      7,551,233     7,261,909     5,936,687     3,354,458      392,479
     end of period.................

(a) Period from September 9, 1999, commencement of operations, to December 31, 1999.

(b) Period from February 1, 2000, commencement of operations, to December 31, 2000.

(c)  Period from August 1, 2000, commencement of operations, to December 31,
     2000.

(d) Period from May 1, 2002, commencement of operations, to December 31, 2002.

(e) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(g) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund International Stock Portfolio.

(h) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Value Stock Portfolio.

(j) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(k) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(l) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(m) Period from September 22, 2003, commencement of operations, to December 31, 2003.

                                                                        Page A-7

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.94% and 10.00%.

For illustration purposes, an average annual expense equal to 2.44% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.44% includes: 1.25% for Mortality and Expense Risk, 0.15% for Administrative fee and an average of 1.04% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual fund operating expenses with waivers or reductions applied. All portfolios, including those that may not be available until a later date, have been included in the average except for the Maturing Government Bond portfolios which are only available for contracts issued prior to May 1, 2000.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based on the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

Page B-1

                         VARIABLE ANNUITY INCOME DETAIL

PREPARED FOR: Client                               SEX: Male  DATE OF BIRTH: June 1, 1939
PRESENTED BY: Minnesota Life Insurance Company     ANNUITY COMMENCEMENT: April 1, 2004
ANNUITIZATION OPTION: 10 Year Certain with Life    FUNDS: Non-Qualified
  Contingency                                      ISSUE STATE: MN
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)              SINGLE PAYMENT RECEIVED: $100,000.00
INITIAL MONTHLY INCOME: $663.26                    AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The net interest rate of 4.50% is used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.50% interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                               MONTHLY INCOME ASSUMING
                                                                                ANNUAL RATE OF RETURN
                                                                     --------------------------------------------
                                                 BEGINNING            0.00% GROSS     6.94% GROSS    10.00% GROSS
                    DATE                          OF YEAR     AGE    (-2.44% NET)     (4.50% NET)    (7.56% NET)
                    ----                         ---------    ---    ------------     -----------    ------------
April 01, 2004                                       1         65         663             663             663
April 01, 2005                                       2         66         619             663             683
April 01, 2006                                       3         67         578             663             703
April 01, 2007                                       4         68         540             663             723
April 01, 2008                                       5         69         504             663             744
April 01, 2009                                       6         70         470             663             766
NOW SHOWING EVERY 2 YEARS:
April 01, 2011                                       8         72         410             663             812
April 01, 2013                                      10         74         357             663             860
April 01, 2015                                      12         76         311             663             911
April 01, 2017                                      14         78         271             663             965
April 01, 2019                                      16         80         237             663           1,023
April 01, 2021                                      18         82         206             663           1,083
April 01, 2023                                      20         84         180             663           1,148
April 01, 2025                                      22         86         157             663           1,216
April 01, 2027                                      24         88         137             663           1,288
April 01, 2029                                      26         90         119             663           1,365
April 01, 2031                                      28         92         104             663           1,446
April 01, 2033                                      30         94          90             663           1,532
April 01, 2035                                      32         96          79             663           1,623
April 01, 2037                                      34         98          69             663           1,719
April 01, 2039                                      36        100          60             663           1,821

IF YOU APPLIED THE AMOUNT OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $630.74.

Net rate of return reflects expenses totaling 2.44%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge, 0.15% administrative fee and 1.04% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.45% to 1.80%). Under the terms of the contract, the maximum possible charge for mortality and expense risk would be 1.40% and a 0.40% administrative charge.

Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the Variable Annuity Account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.

                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        Page B-2

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

Page C-1
prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                        Page C-2

                              Variable Annuity Account
                ("Variable Annuity Account"), a Separate Account of

                          Minnesota Life Insurance Company
                                 ("Minnesota Life")
                              400 Robert Street North
                          St. Paul, Minnesota  55101-2098
                            Telephone:   1-800-362-3141

                        Statement of Additional Information

        The date of this document and the Prospectus is: April 30, 2004

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     General Information and History
     Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

================================================================================
                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                             DISTRIBUTION OF CONTRACTS

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond, International Bond, Index 400 Mid-Cap, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2003, 2002 and 2001, were $13,415,829, $10,463,691 and $11,309,746 respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of ..25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA


Average Annual Total Return

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2003. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.

For the following periods, Minnesota Life or Advantus Capital voluntarily absorbed the fees and expenses of the underlying portfolios that exceeded the outlined percentage of average daily net assets. Certain expenses of the Advantus Series portfolios that were merged into the Waddell & Reed Target Funds on 9/22/03 were also absorbed prior to that merger date.

                                       03/09/1987      05/02/1994      10/01/1997      05/01/1998      01/01/1999
                                           -               -               -               -               -
Fund Name                              05/01/1994      09/30/1997      04/30/1998      12/31/1998      12/31/1999
----------------------------------     ----------      ----------      ----------      ----------      ----------
Bond Sub-Account                             0.65%           0.65%           0.65%           0.65%           0.65%
Index 400 Mid-Cap Sub-Account                  --              --            0.55%           0.55%           0.45%
Index 500 Sub-Account                        0.55%           0.55%           0.55%           0.55%           0.55%
International Bond Sub-Account                 --              --            1.00%           1.00%           1.00%
Maturing Government Bond 2006                  --            0.40%           0.40%           0.40%           0.85%
Sub-Account
Maturing Government Bond 2010                  --            0.40%           0.40%           0.40%           1.03%
Sub-Account
Money Market Sub-Account                     0.65%           0.65%           0.65%           0.65%           0.65%
Mortgage Securities Sub-Account              0.65%           0.65%           0.65%           0.65%           0.65%
Real Estate Securities Sub-Account             --              --              --            0.90%           1.15%



                                       01/01/2000      05/01/2000      01/01/2002      01/01/2003
                                           -               -               -               -
Fund Name                              04/30/2000      12/31/2001      12/31/2002      12/31/2003
----------------------------------     ----------      ----------      ----------      ----------
Bond Sub-Account                             0.65%           0.65%           0.65%           0.70%
Index 400 Mid-Cap Sub-Account                0.55%           0.55%           0.55%           1.40%
Index 500 Sub-Account                        0.55%           0.55%           0.55%           0.55%
International Bond Sub-Account               1.00%           1.00%           1.00%           1.85%
Maturing Government Bond 2006                0.40%           0.40%           0.40%           1.25%
Sub-Account
Maturing Government Bond 2010                0.40%           0.40%           0.40%           1.25%
Sub-Account
Money Market Sub-Account                     0.65%           0.65%           0.65%           0.65%
Mortgage Securities Sub-Account              0.65%           0.65%           0.65%           0.70%
Real Estate Securities Sub-Account           0.90%           1.00%           1.00%           1.85%


There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.


The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                                            AVERAGE ANNUAL TOTAL RETURN



                                                     Year Ended                      Five Years
                                                       12/31/03                    Ended 12/31/03
Bond Sub-Account                                -3.72%          (n/a)           3.84%         (n/a)
Index 400 Mid-Cap Sub-Account                   22.78%          (n/a)           6.35%        (5.96%)
Index 500 Sub-Account                           16.85%          (n/a)          -3.21%         (n/a)
International Bond Sub-Account                   9.79%          (n/a)           3.15%         (n/a)
Maturing Government Bond 2006
Sub-Account                                     -6.80%          (n/a)           3.49%        (2.46%)
Maturing Government Bond 2010
Sub-Account                                     -6.07%          (n/a)           4.25%        (3.06%)
Money Market Sub-Account                        -8.01%          (n/a)           0.97%         (n/a)
Mortgage Securities Sub-Account                 -4.80%          (n/a)           4.89%         (n/a)
Real Estate Securities Sub-Account              29.69%          (n/a)          12.54%       (11.61%)
AIM Aggressive Growth Sub-Account               15.31%          (n/a)            n/a          (n/a)
AIM Balanced Sub-Account                         6.07%          (n/a)            n/a          (n/a)
AIM Dent Demographic Sub-Account                25.24%          (n/a)            n/a          (n/a)
AIM Premier Equity Sub-Account                  13.94%          (n/a)            n/a          (n/a)
American Century Income & Growth
Sub-Account                                     17.89%          (n/a)            n/a          (n/a)
American Century Ultra Sub-Account              13.91%          (n/a)            n/a          (n/a)
American Century Value Sub-Account              17.55%          (n/a)            n/a          (n/a)
Credit Suisse Global Post-Venture
Capital Sub-Account                             34.62%          (n/a)            n/a          (n/a)



                                                                                                              Date
                                                     Ten Years                        From                     of
                                                   Ended 12/31/03             Inception to 12/31/03         Inception
Bond Sub-Account                                4.83%           (n/a)           n/a           (n/a)         12/3/1985
Index 400 Mid-Cap Sub-Account                    n/a            (n/a)          7.57%         (6.72%)        10/1/1997
Index 500 Sub-Account                           8.96%           (n/a)           n/a           (n/a)          5/1/1987
International Bond Sub-Account                   n/a            (n/a)          4.90%          (n/a)         10/1/1997
Maturing Government Bond 2006
Sub-Account                                      n/a            (n/a)          7.35%         (3.99%)         5/2/1994
Maturing Government Bond 2010
Sub-Account                                      n/a            (n/a)          8.48%         (4.61%)         5/2/1994
Money Market Sub-Account                        2.59%          (2.54%)          n/a           (n/a)         12/3/1985
Mortgage Securities Sub-Account                 5.59%           (n/a)           n/a           (n/a)          5/1/1987
Real Estate Securities Sub-Account               n/a            (n/a)          7.80%         (6.60%)         5/1/1998
AIM Aggressive Growth Sub-Account                n/a            (n/a)         -6.94%          (n/a)          5/1/2002
AIM Balanced Sub-Account                         n/a            (n/a)         -4.91%          (n/a)          5/1/2002
AIM Dent Demographic Sub-Account                 n/a            (n/a)         -4.33%          (n/a)          5/1/2002
AIM Premier Equity Sub-Account                   n/a            (n/a)         -7.21%          (n/a)          5/1/2002
American Century Income & Growth
Sub-Account                                      n/a            (n/a)         -1.64%          (n/a)          5/1/2002
American Century Ultra Sub-Account               n/a            (n/a)         -5.46%          (n/a)          5/1/2002
American Century Value Sub-Account               n/a            (n/a)          1.17%          (n/a)          5/1/2002
Credit Suisse Global Post-Venture
Capital Sub-Account                              n/a            (n/a)        -19.79%          (n/a)          8/1/2000

                                                     Year Ended                     Five Years
                                                      12/31/03                    Ended 12/31/03
Fidelity VIP Contrafund Service
Class 2 Sub-Account                             16.99%          (n/a)            n/a          (n/a)
Fidelity VIP Equity-Income Service
Class 2 Sub-Account                             18.65%          (n/a)            n/a          (n/a)
Fidelity VIP Mid Cap Service Class 2
Sub-Account                                     26.10%          (n/a)            n/a          (n/a)
Franklin Large Cap Growth Sub-Account           15.86%          (n/a)            n/a          (n/a)
Franklin Small Cap Class 2 Sub-Account          25.19%          (n/a)            n/a          (n/a)
Mutual Shares Sub-Account                       14.23%          (n/a)            n/a          (n/a)
Templeton Developing Markets
Securities Class 2 Sub-Account                  39.46%          (n/a)           5.49%         (n/a)
Templeton Global Asset Allocation
Class 2 Sub-Account                             20.39%          (n/a)            n/a          (n/a)
Janus Aspen Balanced Sub-Account                 3.87%          (n/a)            n/a          (n/a)
Janus Aspen Capital Appreciation
Service Shares Sub-Account                       9.77%          (n/a)            n/a          (n/a)
Janus Aspen International Growth
Service Shares Sub-Account                      22.73%          (n/a)            n/a          (n/a)
MFS Investors Growth Stock Sub-Account          11.92%          (n/a)            n/a          (n/a)
MFS Mid Cap Growth Sub-Account                  24.61%          (n/a)            n/a          (n/a)
MFS New Discovery Sub-Account                   21.73%          (n/a)            n/a          (n/a)
MFS Value Sub-Account                           13.83%          (n/a)            n/a          (n/a)
Oppenheimer Capital Appreciation
Sub-Account                                     19.25%          (n/a)            n/a          (n/a)



                                                                                                              Date
                                                     Ten Years                        From                     of
                                                   Ended 12/31/03             Inception to 12/31/03         Inception
Fidelity VIP Contrafund Service
Class 2 Sub-Account                              n/a            (n/a)         -3.50%          (n/a)          2/1/2000
Fidelity VIP Equity-Income Service
Class 2 Sub-Account                              n/a            (n/a)          0.96%          (n/a)          2/1/2000
Fidelity VIP Mid Cap Service Class 2
Sub-Account                                      n/a            (n/a)          8.61%          (n/a)          2/1/2000
Franklin Large Cap Growth Sub-Account            n/a            (n/a)         -2.72%          (n/a)          5/1/2002
Franklin Small Cap Class 2 Sub-Account           n/a            (n/a)        -13.67%          (n/a)          8/1/2000
Mutual Shares Sub-Account                        n/a            (n/a)         -1.77%          (n/a)          5/1/2002
Templeton Developing Markets
Securities Class 2 Sub-Account                   n/a            (n/a)         -5.26%          (n/a)         10/1/1997
Templeton Global Asset Allocation
Class 2 Sub-Account                              n/a            (n/a)         -0.09%          (n/a)          8/1/2000
Janus Aspen Balanced Sub-Account                 n/a            (n/a)         -2.20%          (n/a)          5/1/2002
Janus Aspen Capital Appreciation
Service Shares Sub-Account                       n/a            (n/a)        -12.63%          (n/a)          2/1/2000
Janus Aspen International Growth
Service Shares Sub-Account                       n/a            (n/a)        -13.18%          (n/a)          2/1/2000
MFS Investors Growth Stock Sub-Account           n/a            (n/a)         -7.24%          (n/a)          5/1/2002
MFS Mid Cap Growth Sub-Account                   n/a            (n/a)         -6.73%          (n/a)          5/1/2002
MFS New Discovery Sub-Account                    n/a            (n/a)         -5.17%          (n/a)          5/1/2002
MFS Value Sub-Account                            n/a            (n/a)         -2.84%          (n/a)          5/1/2002
Oppenheimer Capital Appreciation
Sub-Account                                      n/a            (n/a)         -3.51%          (n/a)          5/1/2002

                                                            Year Ended                     Five Years
                                                             12/31/03                    Ended 12/31/03
Oppenheimer High Income Sub-Account                    13.00%          (n/a)            n/a          (n/a)
Panorama International Growth Sub-Account              32.70%          (n/a)            n/a          (n/a)
Putnam Growth and Income Sub-Account                   16.25%          (n/a)            n/a          (n/a)
Putnam International Equity Sub-Account                17.29%          (n/a)            n/a          (n/a)
Putnam New Opportunities Sub-Account                   20.83%          (n/a)            n/a          (n/a)
Putnam New Value Sub-Account                           20.87%          (n/a)            n/a          (n/a)
Putnam Voyager Sub-Account                             14.01%          (n/a)            n/a          (n/a)
W&R Target Asset Strategy Sub-Account                    n/a           (n/a)            n/a          (n/a)
W&R Target Balanced Sub-Account                        10.51%          (n/a)          -2.74%         (n/a)
W&R Target Core Equity Sub-Account                     10.77%        (10.76%)         -6.45%       (-6.72%)
W&R Target Growth Sub-Account                          14.50%          (n/a)          -9.19%         (n/a)
W&R Target International Sub-Account                     n/a           (n/a)            n/a          (n/a)
W&R Target International II Sub-Account                33.89%          (n/a)           3.22%         (n/a)
W&R Target Micro Cap Growth Sub-Account                40.74%        (40.51%)          6.24%        (6.16%)
W&R Target Science and Technology Sub-Account            n/a           (n/a)            n/a          (n/a)
W&R Target Small Cap Growth Sub-Account                34.92%          (n/a)          -0.13%         (n/a)
W&R Target Small Cap Value Sub-Account                 36.28%        (36.21%)          8.91%        (8.64%)
W&R Target Value Sub-Account                           15.96%          (n/a)          -3.21%         (n/a)



                                                                                                                   Date
                                                            Ten Years                        From                   of
                                                          Ended 12/31/03             Inception to 12/31/03       Inception
Oppenheimer High Income Sub-Account                     n/a            (n/a)          4.47%          (n/a)        5/1/2002
Panorama International Growth Sub-Account               n/a            (n/a)         -3.65%          (n/a)        5/1/2002
Putnam Growth and Income Sub-Account                    n/a            (n/a)         -2.84%          (n/a)        5/1/2002
Putnam International Equity Sub-Account                 n/a            (n/a)         -2.71%          (n/a)        5/1/2002
Putnam New Opportunities Sub-Account                    n/a            (n/a)         -4.59%          (n/a)        5/1/2002
Putnam New Value Sub-Account                            n/a            (n/a)          0.76%          (n/a)        5/1/2002
Putnam Voyager Sub-Account                              n/a            (n/a)         -6.37%          (n/a)        5/1/2002
W&R Target Asset Strategy Sub-Account                   n/a            (n/a)         -9.63%          (n/a)       9/22/2003
W&R Target Balanced Sub-Account                        5.62%           (n/a)           n/a           (n/a)      12/03/1985
W&R Target Core Equity Sub-Account                      n/a            (n/a)          4.11%         (3.73%)     10/15/1997
W&R Target Growth Sub-Account                          4.71%           (n/a)           n/a           (n/a)      12/03/1985
W&R Target International Sub-Account                    n/a            (n/a)         13.37%          (n/a)       9/22/2003
W&R Target International II Sub-Account                6.38%           (n/a)           n/a           (n/a)       5/01/1992
W&R Target Micro Cap Growth Sub-Account                 n/a            (n/a)          4.59%         (4.48%)     10/01/1997
W&R Target Science and Technology Sub-Account           n/a            (n/a)          4.00%          (n/a)       9/22/2003
W&R Target Small Cap Growth Sub-Account                4.65%           (n/a)           n/a           (n/a)       5/03/1993
W&R Target Small Cap Value Sub-Account                  n/a            (n/a)          6.15%         (5.83%)     10/01/1997
W&R Target Value Sub-Account                            n/a            (n/a)          6.63%          (n/a)       5/02/1994

      The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges or contract fees. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2003, are shown in the table below. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges or contract fees, would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                 Year Ended                   Five Years                     Ten Years
                                                  12/31/03                  Ended 12/31/03                 Ended 12/31/03
Bond Sub-Account                            3.89%         (n/a)          4.70%          (n/a)          4.83%           (n/a)
Index 400 Mid-Cap Sub-Account              32.72%         (n/a)          7.26%         (6.87%)          n/a            (n/a)
Index 500 Sub-Account                      26.27%         (n/a)         -2.38%          (n/a)          8.96%           (n/a)
International Bond Sub-Account             18.58%         (n/a)          4.02%          (n/a)           n/a            (n/a)
Maturing Government Bond 2006
Sub-Account                                 0.53%         (n/a)          4.35%         (3.32%)          n/a            (n/a)
Maturing Government Bond  2010
Sub-Account                                 1.33%         (n/a)          5.11%         (3.92%)          n/a            (n/a)
Money Market Sub-Account                   -0.78%         (n/a)          1.80%          (n/a)          2.59%          (2.54%)
Mortgage Securities Sub-Account             2.71%         (n/a)          5.76%          (n/a)          5.59%           (n/a)
Real Estate Securities Sub-Account         40.24%         (n/a)         13.51%        (12.58%)          n/a            (n/a)
AIM Aggressive Growth Sub-Account          24.60%         (n/a)           n/a           (n/a)           n/a            (n/a)
AIM Balanced Sub-Account                   14.54%         (n/a)           n/a           (n/a)           n/a            (n/a)
AIM Dent Demographic Sub-Account           35.40%         (n/a)           n/a           (n/a)           n/a            (n/a)
AIM Premier Equity Sub-Account             23.10%         (n/a)           n/a           (n/a)           n/a            (n/a)
American Century Income & Growth
Sub-Account                                27.40%         (n/a)           n/a           (n/a)           n/a            (n/a)



                                                                             Date
                                                    From                       of
                                             Inception to 12/31/03          Inception
Bond Sub-Account                              n/a           (n/a)          12/3/1985
Index 400 Mid-Cap Sub-Account                8.12%         (7.27%)         10/1/1997
Index 500 Sub-Account                         n/a           (n/a)           5/1/1987
International Bond Sub-Account               5.43%          (n/a)          10/1/1997
Maturing Government Bond 2006
Sub-Account                                  7.38%         (4.02%)          5/2/1994
Maturing Government Bond  2010
Sub-Account                                  8.51%         (4.64%)          5/2/1994
Money Market Sub-Account                      n/a           (n/a)          12/3/1985
Mortgage Securities Sub-Account               n/a           (n/a)           5/1/1987
Real Estate Securities Sub-Account           8.50%         (7.30%)          5/1/1998
AIM Aggressive Growth Sub-Account           -2.87%          (n/a)           5/1/2002
AIM Balanced Sub-Account                    -0.79%          (n/a)           5/1/2002
AIM Dent Demographic Sub-Account            -0.12%          (n/a)           5/1/2002
AIM Premier Equity Sub-Account              -3.16%          (n/a)           5/1/2002
American Century Income & Growth
Sub-Account                                  2.67%          (n/a)           5/1/2002


                                                Year Ended                    Five Years                     Ten Years
                                                 12/31/03                   Ended 12/31/03                 Ended 12/31/03
American Century Ultra Sub-Account         23.07%         (n/a)           n/a           (n/a)           n/a            (n/a)
American Century Value Sub-Account         27.02%         (n/a)           n/a           (n/a)           n/a            (n/a)
Credit Suisse Global Post-Venture
Capital Sub-Account                        45.61%         (n/a)           n/a           (n/a)           n/a            (n/a)
Fidelity VIP Contrafund Service
Class 2 Sub-Account                        26.42%         (n/a)           n/a           (n/a)           n/a            (n/a)
Fidelity VIP Equity-Income Service
Class 2 Sub-Account                        28.23%         (n/a)           n/a           (n/a)           n/a            (n/a)
Fidelity VIP Mid Cap Service Class 2
Sub-Account                                36.33%         (n/a)           n/a           (n/a)           n/a            (n/a)
Franklin Large Cap Growth Sub-Account      25.19%         (n/a)           n/a           (n/a)           n/a            (n/a)
Franklin Small Cap Class 2 Sub-Account     35.34%         (n/a)           n/a           (n/a)           n/a            (n/a)
Mutual Shares Sub-Account                  23.41%         (n/a)           n/a           (n/a)           n/a            (n/a)
Templeton Developing Markets               50.87%         (n/a)          6.40%          (n/a)           n/a            (n/a)
Securities Class 2 Sub-Account
Templeton Global Asset Allocation
Class 2 Sub-Account                        30.12%         (n/a)           n/a           (n/a)           n/a            (n/a)
Janus Aspen Balanced Sub-Account           12.14%         (n/a)           n/a           (n/a)           n/a            (n/a)
Janus Aspen Capital Appreciation
Service Shares Sub-Account                 18.57%         (n/a)           n/a           (n/a)           n/a            (n/a)
Janus Aspen International Growth
Service Shares Sub-Account                 32.67%         (n/a)           n/a           (n/a)           n/a            (n/a)
MFS Investors Growth Stock Sub-Account     20.90%         (n/a)           n/a           (n/a)           n/a            (n/a)
MFS Mid Cap Growth Sub-Account             34.71%         (n/a)           n/a           (n/a)           n/a            (n/a)



                                                                              Date
                                                   From                        of
                                            Inception to 12/31/03           Inception
American Century Ultra Sub-Account           -1.34%          (n/a)           5/1/2002
American Century Value Sub-Account            5.59%          (n/a)           5/1/2002
Credit Suisse Global Post-Venture
Capital Sub-Account                         -18.45%          (n/a)           8/1/2000
Fidelity VIP Contrafund Service
Class 2 Sub-Account                          -2.22%          (n/a)           2/1/2000
Fidelity VIP Equity-Income Service
Class 2 Sub-Account                           2.30%          (n/a)           2/1/2000
Fidelity VIP Mid Cap Service Class 2
Sub-Account                                  10.07%          (n/a)           2/1/2000
Franklin Large Cap Growth Sub-Account         1.54%          (n/a)           5/1/2002
Franklin Small Cap Class 2 Sub-Account      -12.23%          (n/a)           8/1/2000
Mutual Shares Sub-Account                     2.52%          (n/a)           5/1/2002
Templeton Developing Markets                 -4.77%          (n/a)          10/1/1997
Securities Class 2 Sub-Account
Templeton Global Asset Allocation
Class 2 Sub-Account                           1.57%          (n/a)           8/1/2000
Janus Aspen Balanced Sub-Account              2.03%          (n/a)           5/1/2002
Janus Aspen Capital Appreciation
Service Shares Sub-Account                  -11.47%          (n/a)           2/1/2000
Janus Aspen International Growth
Service Shares Sub-Account                  -12.02%          (n/a)           2/1/2000
MFS Investors Growth Stock Sub-Account       -3.20%          (n/a)           5/1/2002
MFS Mid Cap Growth Sub-Account               -2.62%          (n/a)           5/1/2002


                                                       Year Ended                    Five Years                     Ten Years
                                                        12/31/03                   Ended 12/31/03                 Ended 12/31/03
MFS New Discovery Sub-Account                     31.58%         (n/a)           n/a           (n/a)           n/a            (n/a)
MFS Value Sub-Account                             22.98%         (n/a)           n/a           (n/a)           n/a            (n/a)
Oppenheimer Capital Appreciation Sub-Account      28.88%         (n/a)           n/a           (n/a)           n/a            (n/a)
Oppenheimer High Income Sub-Account               22.08%         (n/a)           n/a           (n/a)           n/a            (n/a)
Panorama International Growth Sub-Account         43.52%         (n/a)           n/a           (n/a)           n/a            (n/a)
Putnam Growth and Income Sub-Account              25.61%         (n/a)           n/a           (n/a)           n/a            (n/a)
Putnam International Equity Sub-Account           26.75%         (n/a)           n/a           (n/a)           n/a            (n/a)
Putnam New Opportunities Sub-Account              30.60%         (n/a)           n/a           (n/a)           n/a            (n/a)
Putnam New Value Sub-Account                      30.64%         (n/a)           n/a           (n/a)           n/a            (n/a)
Putnam Voyager Sub-Account                        23.18%         (n/a)           n/a           (n/a)           n/a            (n/a)
W&R Target Asset Strategy Sub-Account               n/a          (n/a)           n/a           (n/a)           n/a            (n/a)
W&R Target Balanced Sub-Account                   19.37%         (n/a)         -1.92%          (n/a)          5.62%           (n/a)
W&R Target Core Equity Sub-Account                19.65%       (19.64%)        -5.66%        (-5.93%)          n/a            (n/a)
W&R Target Growth Sub-Account                     23.71%         (n/a)         -8.42%          (n/a)          4.71%           (n/a)
W&R Target International Sub-Account                n/a          (n/a)           n/a           (n/a)           n/a            (n/a)
W&R Target International II Sub-Account           44.81%         (n/a)          4.11%          (n/a)          6.38%           (n/a)
W&R Target Micro Cap Growth Sub-Account           52.27%       (52.04%)         7.16%         (7.08%)          n/a            (n/a)
W&R Target Science and Technology Sub-Account       n/a          (n/a)           n/a           (n/a)           n/a            (n/a)
W&R Target Small Cap Growth Sub-Account           45.93%         (n/a)          0.73%          (n/a)          4.65%           (n/a)
W&R Target Small Cap Value Sub-Account            47.41%       (47.34%)         9.85%         (9.58%)          n/a            (n/a)
W&R Target Value Sub-Account                      25.29%         (n/a)         -2.39%          (n/a)           n/a            (n/a)



                                                                            Date
                                                         From                       of
                                                  Inception to 12/31/03          Inception
MFS New Discovery Sub-Account                      -1.00%          (n/a)         5/1/2002
MFS Value Sub-Account                               1.40%          (n/a)         5/1/2002
Oppenheimer Capital Appreciation Sub-Account        0.72%          (n/a)         5/1/2002
Oppenheimer High Income Sub-Account                 9.03%          (n/a)         5/1/2002
Panorama International Growth Sub-Account           0.61%          (n/a)         5/1/2002
Putnam Growth and Income Sub-Account                1.41%          (n/a)         5/1/2002
Putnam International Equity Sub-Account             1.55%          (n/a)         5/1/2002
Putnam New Opportunities Sub-Account               -0.41%          (n/a)         5/1/2002
Putnam New Value Sub-Account                        5.18%          (n/a)         5/1/2002
Putnam Voyager Sub-Account                         -2.29%          (n/a)         5/1/2002
W&R Target Asset Strategy Sub-Account              20.58%          (n/a)        9/22/2003
W&R Target Balanced Sub-Account                      n/a           (n/a)       12/03/1985
W&R Target Core Equity Sub-Account                  4.64%         (4.26%)      10/15/1997
W&R Target Growth Sub-Account                        n/a           (n/a)       12/03/1985
W&R Target International Sub-Account               45.93%          (n/a)        9/22/2003
W&R Target International II Sub-Account              n/a           (n/a)        5/01/1992
W&R Target Micro Cap Growth Sub-Account             5.13%         (5.02%)      10/01/1997
W&R Target Science and Technology Sub-Account      35.88%          (n/a)        9/22/2003
W&R Target Small Cap Growth Sub-Account              n/a           (n/a)        5/03/1993
W&R Target Small Cap Value Sub-Account              6.69%         (6.37%)      10/01/1997
W&R Target Value Sub-Account                        6.66%          (n/a)        5/02/1994

Current Yield Figures for Money Market Sub-Account

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2003 were -0.75% and -0.75%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is the lesser of 2% of the accumulation value or $30. It is taken generally from contracts with values of less than $50,000).

Total Return Figures for All Sub-Accounts

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Therefore, for periods prior to the date of that this Contract was available, the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first commenced operations (that is, the date the underlying fund became effective). Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges, or any applicable contract fees.

The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2003 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding Fund Portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $45,000 is assumed and the deductions of annual contract fees equivalent to .08% of ending contract value are included in all surrender values. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses, described below. The figures in parentheses show what the average annual total returns would have been had Minnesota Life not absorbed Fund expenses as described.

                             CUMULATIVE TOTAL RETURN


                                                                                                   Date
                                                                              From                  of
                                                                      Inception to 12/31/03      Inception
Bond Sub-Account                                                     203.07%       (201.20%)     12/3/1985
Index 400 Mid-Cap  Sub-Account                                        62.88%        (62.08%)     10/1/1997
Index 500 Sub-Account                                                314.37%       (313.08%)      5/1/1987
International Bond Sub-Account                                        39.14%          (n/a)      10/1/1997
Maturing Government Bond 2006 Sub-Account                             99.04%        (90.77%)      5/2/1994
Maturing Government Bond  2010 Sub-Account                           120.26%       (103.11%)      5/2/1994
Money Market Sub-Account                                              79.82%        (76.50%)     12/3/1985
Mortgage Securities Sub-Account                                      194.73%       (193.99%)      5/1/1987
Real Estate Securities Sub-Account                                    58.86%        (56.86%)      5/1/1998
AIM Aggressive Growth Sub-Account                                     -4.75%          (n/a)       5/1/2002
AIM Balanced Sub-Account                                              -1.32%          (n/a)       5/1/2002
AIM Dent Demographic Sub-Account                                      -0.19%          (n/a)       5/1/2002
AIM Premier Equity Sub-Account                                        -5.23%          (n/a)       5/1/2002
American Century Income & Growth Sub-Account                           4.50%          (n/a)       5/1/2002
American Century Ultra Sub-Account                                    -2.23%          (n/a)       5/1/2002
American Century Value Sub-Account                                     9.52%          (n/a)       5/1/2002
Credit Suisse Global Post-Venture Capital Sub-Account                -50.20%          (n/a)       8/1/2000
Fidelity VIP Contrafund  Service Class 2 Sub-Account                  -8.40%          (n/a)       2/1/2000
Fidelity VIP Equity-Income Service Class 2 Sub-Account                 9.33%          (n/a)       2/1/2000
Fidelity VIP Mid Cap Service Class 2 Sub-Account                      45.58%          (n/a)       2/1/2000
Franklin Large Cap Growth Sub-Account                                  2.58%          (n/a)       5/1/2002
Franklin Small Cap Class 2 Sub-Account                               -35.99%          (n/a)       8/1/2000
Mutual Shares Sub-Account                                              4.25%          (n/a)       5/1/2002
Templeton Developing Markets Securities Class 2 Sub-Account          -26.33%          (n/a)      10/1/1997
Templeton Global Asset Allocation Class 2 Sub-Account                  5.47%          (n/a)       8/1/2000
Janus Aspen Balanced Sub-Account                                       3.42%          (n/a)       5/1/2002
Janus Aspen Capital Appreciation  Service Shares Sub-Account         -37.94%          (n/a)       2/1/2000
Janus Aspen International Growth  Service Shares Sub-Account         -39.44%          (n/a)       2/1/2000
MFS Investors Growth Stock Sub-Account                                -5.29%          (n/a)       5/1/2002
MFS Mid Cap Growth Sub-Account                                        -4.34%          (n/a)       5/1/2002
MFS New Discovery Sub-Account                                         -1.67%          (n/a)       5/1/2002
MFS Value Sub-Account                                                  2.35%          (n/a)       5/1/2002
Oppenheimer Capital Appreciation Sub-Account                           1.20%          (n/a)       5/1/2002
Oppenheimer High Income Sub-Account                                   15.54%          (n/a)       5/1/2002
Panorama International Growth Sub-Account                              1.02%          (n/a)       5/1/2002
Putnam Growth and Income Sub-Account                                   2.36%          (n/a)       5/1/2002
Putnam International Equity Sub-Account                                2.60%          (n/a)       5/1/2002
Putnam New Opportunities Sub-Account                                  -0.68%          (n/a)       5/1/2002
Putnam New Value Sub-Account                                           8.81%          (n/a)       5/1/2002
Putnam Voyager Sub-Account                                            -3.79%          (n/a)       5/1/2002
W&R Target Asset Strategy Sub-Account                                  5.69%          (n/a)      9/22/2003
W&R Target Balanced Sub-Account                                      245.15%          (n/a)     12/03/1985
W&R Target Core Equity Sub-Account                                    32.56%        (31.61%)    10/15/1997
W&R Target Growth Sub-Account                                        224.45%          (n/a)     12/03/1985
W&R Target International Sub-Account                                  12.71%          (n/a)      9/22/2003
W&R Target International II Sub-Account                              143.73%          (n/a)      5/01/1992
W&R Target Micro Cap Growth Sub-Account                               36.72%        (36.18%)    10/01/1997
W&R Target Science and Technology Sub-Account                          9.93%          (n/a)      9/22/2003
W&R Target Small Cap Growth Sub-Account                               83.13%          (n/a)      5/03/1993
W&R Target Small Cap Value Sub-Account                                49.94%        (49.04%)    10/01/1997
W&R Target Value Sub-Account                                          86.46%          (n/a)      5/02/1994

      Predictability of Return

      Anticipated Value at Maturity. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

      Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

         (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

         (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

         (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

         (4) Under normal conditions, maintaining a nominal cash balance;

         (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

         (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

      These measures enable the Company to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                              AVM = P(1 + AGR/2)2T

      where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

      This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

      In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

      Anticipated Growth Rate. The Company calculates an anticipated growth rate
      (AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

      The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased any other date, however, may be materially different.

                                    AUDITORS

      The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2003 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.

                             REGISTRATION STATEMENT

      We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Minnesota Life Insurance Company and Contract
         Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock) Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Waddell & Reed Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2003, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock) Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Waddell & Reed Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Variable Annuity Account at December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota
March 26, 2004

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------

                                                                                                 ADVANTUS    ADVANTUS      ADVANTUS
                                                                                    ADVANTUS       MONEY     MORTGAGE        INDEX
                                                                                      BOND        MARKET    SECURITIES        500
                                                                                  ------------  ----------  -----------  -----------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
        Bond Portfolio, 109,837,240 shares at net asset value
                of $1.37 per share (cost $137,038,264) .........................  $150,703,504           -            -            -
        Money Market Portfolio, 43,250,818 shares at net asset value
                of $1.00 per share (cost $43,250,818) ..........................             -  43,250,818            -            -
        Mortgage Securities Portfolio, 112,982,497 shares at net
                asset value of $1.34 per share (cost $137,421,821) .............             -           -  151,561,388            -
        Index 500 Portfolio, 71,121,744 shares at net asset value
                of $3.45 per share (cost $225,883,565) .........................             -           -            -  245,642,625
        Maturing Government Bond 2006 Portfolio, 7,096,391 shares
                 at net asset value of $1.40 per share (cost $8,849,117) .......             -           -            -            -
        Maturing Government Bond 2010 Portfolio, 4,933,516 shares at
                net asset value of $1.55 per share (cost $6,893,462) ...........             -           -            -            -
        International Bond Portfolio, 42,038,553 shares at net asset value
                of $1.31 per share (cost $42,533,847) ..........................             -           -            -            -
                                                                                  ------------  ----------  -----------  -----------
                                                                                   150,703,504  43,250,818  151,561,388  245,642,625
Receivable from Minnesota Life for contract purchase payments ..................       131,544      59,550            -       75,607
Receivable for investments sold ................................................             -           -      263,411            -
                                                                                  ------------  ----------  -----------  -----------
                  Total Assets .................................................   150,835,048  43,310,368  151,824,799  245,718,232
                                                                                  ------------  ----------  -----------  -----------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................             -           -      263,457            -
Payable for investments purchased ..............................................       131,632      59,576            -       75,644
                                                                                  ------------  ----------  -----------  -----------
                  Total Liabilities ............................................       131,632      59,576      263,457       75,644
                                                                                  ------------  ----------  -----------  -----------
                  Net assets applicable to annuity contract owners .............  $150,703,416  43,250,792  151,561,342  245,642,588
                                                                                  ============  ==========  ===========  ===========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) ...................................     3,159,839      69,332    2,108,110   55,526,986
Contracts in accumulation period ...............................................   147,543,577  43,181,460  149,453,232  190,115,602
                                                                                  ------------  ----------  -----------  -----------
                  Total Contract Owners' equity ................................  $150,703,416  43,250,792  151,561,342  245,642,588
                                                                                  ============  ==========  ===========  ===========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------
                                                                                    ADVANTUS    ADVANTUS
                                                                                    MATURING    MATURING     ADVANTUS
                                                                                   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                                                                    BOND 2006   BOND 2010      BOND
                                                                                   ----------  ----------  -------------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
        Bond Portfolio, 109,837,240 shares at net asset value
                of $1.37 per share (cost $137,038,264) .........................            -           -            -
        Money Market Portfolio, 43,250,818 shares at net asset value
                of $1.00 per share (cost $43,250,818) ..........................            -           -            -
        Mortgage Securities Portfolio, 112,982,497 shares at net
                asset value of $1.34 per share (cost $137,421,821) .............            -           -            -
        Index 500 Portfolio, 71,121,744 shares at net asset value
                of $3.45 per share (cost $225,883,565) .........................            -           -            -
        Maturing Government Bond 2006 Portfolio, 7,096,391 shares
                 at net asset value of $1.40 per share (cost $8,849,117) .......    9,953,107           -            -
        Maturing Government Bond 2010 Portfolio, 4,933,516 shares at
                net asset value of $1.55 per share (cost $6,893,462) ...........            -   7,647,073            -
        International Bond Portfolio, 42,038,553 shares at net asset value
                of $1.31 per share (cost $42,533,847) ..........................            -           -   54,896,928
                                                                                   ----------   ---------   ----------
                                                                                    9,953,107   7,647,073   54,896,928
Receivable from Minnesota Life for contract purchase payments ..................            -         143            -
Receivable for investments sold ................................................       60,321           -        8,297
                                                                                   ----------   ---------   ----------
                  Total Assets .................................................   10,013,428   7,647,216   54,905,225
                                                                                   ----------   ---------   ----------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................       60,321           -        8,297
Payable for investments purchased ..............................................            -         143            -
                                                                                   ----------   ---------   ----------
                  Total Liabilities ............................................       60,321         143        8,297
                                                                                   ----------   ---------   ----------
                  Net assets applicable to annuity contract owners .............    9,953,107   7,647,073   54,896,928
                                                                                   ==========   =========   ==========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) ...................................      322,510     300,844      315,177
Contracts in accumulation period ...............................................    9,630,597   7,346,229   54,581,751
                                                                                   ----------   ---------   ----------
                  Total Contract Owners' equity ................................    9,953,107   7,647,073   54,896,928
                                                                                   ==========   =========   ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------------------
                                                                                                  ADVANTUS
                                                                                      ADVANTUS      REAL      AIM V.I.
                                                                                     INDEX 400     ESTATE    AGGRESSIVE  AIM V.I.
                                                                                      MID-CAP    SECURITIES    GROWTH    BALANCED
                                                                                    -----------  ----------  ----------  ---------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
          Index 400 Mid-Cap Portfolio, 20,549,580 shares at net asset value
                   of $1.29 per share (cost $22,968,139) .........................   26,607,103           -           -          -
          Real Estate Securities Portfolio, 31,112,132 shares at net asset value
                   of $1.46 per share (cost $33,212,254) .........................            -  45,304,398           -          -
Investments in shares of the AIM Variable Insurance Funds:
          AIM V.I. Aggressive Growth Fund, 83,808 shares at net asset value
                   of $10.55 per share (cost $791,986) ...........................            -           -     884,178          -
          AIM V.I. Balanced Fund, 134,403 shares at net asset value
                   of $9.95 per share (cost $1,265,464) ..........................            -           -           -  1,337,308
          AIM V.I. Dent Demographic Trends Fund, 106,705 shares at net asset value
                   of $5.19 per share (cost $499,261) ............................            -           -           -          -
          AIM V.I. Premier Equity Fund, 25,800 shares at net asset value
                   of $20.14 per share (cost $447,450) ...........................            -           -           -          -
Investments in shares of the American Century Variable Portfolios, Inc.:
          Income & Growth Fund, 381,848 shares at net asset value
                   of $6.56 per share (cost $2,242,910) ..........................            -           -           -          -
                                                                                    -----------  ----------  ----------  ---------
                                                                                     26,607,103  45,304,398     884,178  1,337,308
Receivable from Minnesota Life for contract purchase payments ....................      145,222     145,446       1,189          -
Receivable for investments sold ..................................................            -           -           -         73
                                                                                    -----------  ----------  ----------  ---------
                     Total Assets ................................................   26,752,325  45,449,844     885,367  1,337,381
                                                                                    -----------  ----------  ----------  ---------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ..................................................            -           -           -         82
Payable for investments purchased ................................................      145,249     145,486       1,191          -
                                                                                    -----------  ----------  ----------  ---------
                     Total Liabilities ...........................................      145,249     145,486       1,191         82
                                                                                    -----------  ----------  ----------  ---------
                     Net assets applicable to annuity contract owners ............  $26,607,076  45,304,358     884,176  1,337,299
                                                                                    ===========  ==========  ==========  =========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) .....................................      371,158     366,098           -          -
Contracts in accumulation period .................................................   26,235,918  44,938,260     884,176  1,337,299
                                                                                    -----------  ----------  ----------  ---------
                     Total Contract Owners' equity ...............................  $26,607,076  45,304,358     884,176  1,337,299
                                                                                    ===========  ==========  ==========  =========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------
                                                                                      AIM V.I.               AMERICAN
                                                                                        DENT      AIM V.I.   CENTURY
                                                                                    DEMOGRAPHIC   PREMIER     INCOME
                                                                                       TRENDS      EQUITY   AND GROWTH
                                                                                    -----------  ---------  ----------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
          Index 400 Mid-Cap Portfolio, 20,549,580 shares at net asset value
                   of $1.29 per share (cost $22,968,139) .........................           -           -          -
          Real Estate Securities Portfolio, 31,112,132 shares at net asset value
                   of $1.46 per share (cost $33,212,254) .........................           -           -          -
Investments in shares of the AIM Variable Insurance Funds:
          AIM V.I. Aggressive Growth Fund, 83,808 shares at net asset value
                   of $10.55 per share (cost $791,986) ...........................           -           -          -
          AIM V.I. Balanced Fund, 134,403 shares at net asset value
                   of $9.95 per share (cost $1,265,464) ..........................           -           -          -
          AIM V.I. Dent Demographic Trends Fund, 106,705 shares at net asset value
                   of $5.19 per share (cost $499,261) ............................     553,800           -          -
          AIM V.I. Premier Equity Fund, 25,800 shares at net asset value
                   of $20.14 per share (cost $447,450) ...........................           -     519,608          -
Investments in shares of the American Century Variable Portfolios, Inc.:
          Income & Growth Fund, 381,848 shares at net asset value
                   of $6.56 per share (cost $2,242,910) ..........................           -           -  2,504,923
                                                                                    ----------   ---------  ---------
                                                                                       553,800     519,608  2,504,923
Receivable from Minnesota Life for contract purchase payments ....................           -           -     18,770
Receivable for investments sold ..................................................          28       1,239          -
                                                                                    ----------   ---------  ---------
                     Total Assets ................................................     553,828     520,847  2,523,693
                                                                                    ----------   ---------  ---------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ..................................................          29       1,239          -
Payable for investments purchased ................................................           -           -     18,788
                                                                                    ----------   ---------  ---------
                     Total Liabilities ...........................................          29       1,239     18,788
                                                                                    ----------   ---------  ---------
                     Net assets applicable to annuity contract owners ............     553,799     519,608  2,504,905
                                                                                    ==========   =========  =========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) .....................................           -           -          -
Contracts in accumulation period .................................................     553,799     519,608  2,504,905
                                                                                    ----------   ---------  ---------
                     Total Contract Owners' equity ...............................     553,799     519,608  2,504,905
                                                                                    ==========   =========  =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------------------
                                                                                                       CREDIT SUISSE
                                                                                 AMERICAN   AMERICAN      GLOBAL
                                                                                 CENTURY     CENTURY   POST-VENTURE   FIDELITY VIP
                                                                                  ULTRA       VALUE      CAPITAL       CONTRAFUND
                                                                               -----------  ---------  -------------  ------------
                                     ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
          Ultra Fund, 1,682,478 shares at net asset value
                   of $9.16 per share (cost $14,072,499) ....................   15,411,500          -            -             -
          Value Fund, 360,272 shares at net asset value
                   of $7.78 per share (cost $2,398,214) .....................            -  2,802,915            -             -
Investments in shares of the Credit Suisse Trust:
          Global Post-Venture Capital Portfolio, 220,147 shares at net asset
                   value of $9.45 per share (cost $2,126,345) ...............            -          -    2,080,388             -
Investments in shares of the Fidelity Variable Insurance Products Funds:
          VIP Contrafund Portfolio, 1,486,611 shares at net asset value
                   of $22.93 per share (cost $31,639,252) ...................            -          -            -    34,087,983
          VIP Equity Income Portfolio, 2,470,043 shares at net asset value
                   of $22.96 per share (cost $50,889,128) ...................            -          -            -             -
          VIP Mid Cap Portfolio, 1,342,901 shares at net asset value
                   of $23.97 per share (cost $25,521,865) ...................            -          -            -             -
Investments in shares of the Franklin Templeton Variable Insurance
             Products Fund:
          Large Cap Growth Securities Fund, 86,706 shares at net asset value
                   of $13.87 per share (cost $1,083,333) ....................            -          -            -             -
                                                                               -----------  ---------    ---------    ----------
                                                                                15,411,500  2,802,915    2,080,388    34,087,983
Receivable from Minnesota Life for contract purchase payments ...............      302,698     47,599            -       497,655
Receivable for investments sold .............................................            -          -           57             -
                                                                               -----------  ---------    ---------    ----------
                     Total Assets ...........................................   15,714,198  2,850,514    2,080,445    34,585,638
                                                                               -----------  ---------    ---------    ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges .............................................      302,775     47,607            -       497,677
Payable for investments purchased ...........................................            -          -           57             -
                                                                               -----------  ---------    ---------    ----------
                     Total Liabilities ......................................      302,775     47,607           57       497,677
                                                                               -----------  ---------    ---------    ----------
                     Net assets applicable to annuity contract owners .......  $15,411,423  2,802,907    2,080,388    34,087,961
                                                                               ===========  =========    =========    ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ................................      601,368          0            0       246,418
Contracts in accumulation period ............................................   14,810,055  2,802,907    2,080,388    33,841,543
                                                                               -----------  ---------    ---------    ----------
                     Total Contract Owners' equity ..........................  $15,411,423  2,802,907    2,080,388    34,087,961
                                                                               ===========  =========    =========    ==========

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------
                                                                                                             FRANKLIN
                                                                                                            LARGE CAP
                                                                               FIDELITY VIP   FIDELITY VIP    GROWTH
                                                                               EQUITY INCOME     MID CAP    SECURITIES
                                                                               -------------  ------------  ----------
                                     ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
          Ultra Fund, 1,682,478 shares at net asset value
                   of $9.16 per share (cost $14,072,499) ....................             -             -            -
          Value Fund, 360,272 shares at net asset value
                   of $7.78 per share (cost $2,398,214) .....................             -             -            -
Investments in shares of the Credit Suisse Trust:
          Global Post-Venture Capital Portfolio, 220,147 shares at net asset
                   value of $9.45 per share (cost $2,126,345) ...............             -             -            -
Investments in shares of the Fidelity Variable Insurance Products Funds:
          VIP Contrafund Portfolio, 1,486,611 shares at net asset value
                   of $22.93 per share (cost $31,639,252) ...................             -             -            -
          VIP Equity Income Portfolio, 2,470,043 shares at net asset value
                   of $22.96 per share (cost $50,889,128) ...................    56,712,188             -            -
          VIP Mid Cap Portfolio, 1,342,901 shares at net asset value
                   of $23.97 per share (cost $25,521,865) ...................             -    32,189,329            -
Investments in shares of the Franklin Templeton Variable Insurance
             Products Fund:
          Large Cap Growth Securities Fund, 86,706 shares at net asset value
                   of $13.87 per share (cost $1,083,333) ....................             -             -    1,202,613
                                                                                 ----------    ----------    ---------
                                                                                 56,712,188    32,189,329    1,202,613
Receivable from Minnesota Life for contract purchase payments ...............       367,876        78,329        7,658
Receivable for investments sold .............................................             -             -            -
                                                                                 ----------    ----------    ---------
                     Total Assets ...........................................    57,080,064    32,267,658    1,210,271
                                                                                 ----------    ----------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges .............................................       368,001        78,359        7,663
Payable for investments purchased ...........................................             -             -            -
                                                                                 ----------    ----------    ---------
                     Total Liabilities ......................................       368,001        78,359        7,663
                                                                                 ----------    ----------    ---------
                     Net assets applicable to annuity contract owners .......    56,712,063    32,189,299    1,202,608
                                                                                 ==========    ==========    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ................................       982,048       410,190            0
Contracts in accumulation period ............................................    55,730,015    31,779,109    1,202,608
                                                                                 ----------    ----------    ---------
                     Total Contract Owners' equity ..........................    56,712,063    32,189,299    1,202,608
                                                                                 ==========    ==========    =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                       -----------------------------------------------------
                                                                                                  TEMPLETON
                                                                                     FRANKLIN     DEVELOPING   TEMPLETON
                                                                        FRANKLIN   MUTUAL SHARES   MARKETS    GLOBAL ASSET
                                                                        SMALL CAP   SECURITIES    SECURITIES   ALLOCATION
                                                                       ----------- -------------  ----------  ------------
                                     ASSETS
Investments in shares of the Franklin Templeton Variable Insurance
 Products Fund:
          Small Cap Fund, 773,923 shares at net asset value
                   of $17.43 per share (cost $12,565,037) ...........   13,489,473            -            -            -
          Mutual Shares Securities Fund, 184,879 shares at net
                   asset value of $14.89 per share (cost $2,435,853)             -    2,752,847            -            -
          Developing Market Securities Fund, 1,822,227 shares at net
                   asset value of $7.09 per share (cost $10,924,963)             -            -   12,919,592            -
          Global Asset Allocation Fund, 321,089 shares at net
                   asset value of $18.64 per share (cost $5,023,794)             -            -            -    5,985,105
Investments in shares of the Janus Aspen Series:
          Balanced Portfolio, 88,855 shares at net asset value
                   of $23.82 per share (cost $1,977,776) ............            -            -            -            -
          Capital Appreciation Portfolio, 904,189 shares at net
                   asset value of $20.68 per share (cost $24,562,924)            -            -            -            -
          International Growth Portfolio, 707,952 shares at net
                   asset value of $22.89 per share (cost $21,288,969)            -            -            -            -
                                                                       -----------    ---------   ----------    ---------
                                                                        13,489,473    2,752,847   12,919,592    5,985,105
Receivable from Minnesota Life for contract purchase payments .......       20,825       20,354            -          898
Receivable for investments sold .....................................            -            -       11,885            -
                                                                       -----------    ---------   ----------    ---------
                     Total Assets ...................................   13,510,298    2,773,201   12,931,477    5,986,003
                                                                       -----------    ---------   ----------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .............            -            -       11,895            -
Payable for investments purchased ...................................       20,837       20,365            -          898
                                                                       -----------    ---------   ----------    ---------
                     Total Liabilities ..............................       20,837       20,365       11,895          898
                                                                       -----------    ---------   ----------    ---------
                     Net assets applicable to annuity contract owners  $13,489,461    2,752,836   12,919,582    5,985,105
                                                                       ===========    =========   ==========    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ........................       78,560            -      302,194       51,918
Contracts in accumulation period ....................................   13,410,901    2,752,836   12,617,388    5,933,187
                                                                       -----------    ---------   ----------    ---------
                     Total Contract Owners' equity ..................  $13,489,461    2,752,836   12,919,582    5,985,105
                                                                       ===========    =========   ==========    =========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------

                                                                          JANUS        JANUS       JANUS ASPEN
                                                                          ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                                                        BALANCED   APPRECIATION      GROWTH
                                                                       ----------  -------------  -------------
                                     ASSETS
Investments in shares of the Franklin Templeton Variable Insurance
 Products Fund:
          Small Cap Fund, 773,923 shares at net asset value
                   of $17.43 per share (cost $12,565,037) ...........           -            -              -
          Mutual Shares Securities Fund, 184,879 shares at net
                   asset value of $14.89 per share (cost $2,435,853)            -            -              -
          Developing Market Securities Fund, 1,822,227 shares at net
                   asset value of $7.09 per share (cost $10,924,963)            -            -              -
          Global Asset Allocation Fund, 321,089 shares at net
                   asset value of $18.64 per share (cost $5,023,794)            -            -              -
Investments in shares of the Janus Aspen Series:
          Balanced Portfolio, 88,855 shares at net asset value
                   of $23.82 per share (cost $1,977,776) ............   2,116,527            -              -
          Capital Appreciation Portfolio, 904,189 shares at net
                   asset value of $20.68 per share (cost $24,562,924)           -   18,698,618              -
          International Growth Portfolio, 707,952 shares at net
                   asset value of $22.89 per share (cost $21,288,969)           -            -     16,205,022
                                                                        ---------   ----------     ----------
                                                                        2,116,527   18,698,618     16,205,022
Receivable from Minnesota Life for contract purchase payments .......           -            -         12,470
Receivable for investments sold .....................................      18,626       25,145              -
                                                                        ---------   ----------     ----------
                     Total Assets ...................................   2,135,153   18,723,763     16,217,492
                                                                        ---------   ----------     ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .............      18,633       25,149              -
Payable for investments purchased ...................................           -            -         12,474
                                                                        ---------   ----------     ----------
                     Total Liabilities ..............................      18,633       25,149         12,474
                                                                        ---------   ----------     ----------
                     Net assets applicable to annuity contract owners   2,116,520   18,698,614     16,205,018
                                                                        =========   ==========     ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ........................           -      132,909        131,767
Contracts in accumulation period ....................................   2,116,520   18,565,705     16,073,251
                                                                        ---------   ----------     ----------
                     Total Contract Owners' equity ..................   2,116,520   18,698,614     16,205,018
                                                                        =========   ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------
                                                                                  MFS         MFS        MFS
                                                                               INVESTORS    MID CAP      NEW         MFS
                                                                              GROWTH STOCK  GROWTH    DISCOVERY     VALUE
                                                                              ------------  --------  ----------  ----------
                                     ASSETS
Investments in shares of the MFS Variable Insurance Trust:
          Investors Growth Stock Series, 170,692 shares at net asset value
                   of $8.57 per share (cost $1,359,909) ....................    1,462,828          -           -           -
          Mid Cap Growth Series, 152,465 shares at net asset value
                   of $6.12 per share (cost $863,743) ......................            -    933,087           -           -
          New Discovery Series, 422,990 shares at net asset value
                   of $13.85 per share (cost $5,457,299) ...................            -          -   5,858,409           -
          Value Series, 216,912 shares at net asset value
                   of $10.73 per share (cost $1,989,910) ...................            -          -           -   2,327,465
Investments in shares of the Oppenheimer Variable Account Funds:
          Capital Appreciation Fund, 72,393 shares at net asset value
                   of $34.53 per share (cost $2,227,220) ...................            -          -           -           -
          High Income Fund, 910,849 shares at net asset value
                   of $8.58 per share (cost $7,361,536) ....................            -          -           -           -
Investments in shares of the Panorama Series Funds, Inc:
          International Growth, 1,634,097 shares at net asset value
                   of $1.16 per share (cost $1,689,473) ....................            -          -           -           -
                                                                               ----------   --------  ----------  ----------
                                                                                1,462,828    933,087   5,858,409   2,327,465
Receivable from Minnesota Life for contract purchase payments ..............           62          -           -      22,018
Receivable for investments sold ............................................            -          5     358,788           -
                                                                               ----------   --------  ----------  ----------
                     Total Assets ..........................................    1,462,890    933,092   6,217,197   2,349,483
                                                                               ----------   --------  ----------  ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................            -          9     358,823           -
Payable for investments purchased ..........................................           66          -           -      22,024
                                                                               ----------   --------  ----------  ----------
                     Total Liabilities .....................................           66          9     358,823      22,024
                                                                               ----------   --------  ----------  ----------
                     Net assets applicable to annuity contract owners ......   $1,462,824    933,083   5,858,374   2,327,459
                                                                               ==========   ========  ==========  ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................            -          -     161,299           -
Contracts in accumulation period ...........................................    1,462,824    933,083   5,697,075   2,327,459
                                                                               ----------   --------  ----------  ----------
                     Total Contract Owners' equity .........................   $1,462,824    933,083   5,858,374   2,327,459
                                                                               ==========   ========  ==========  ==========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------
                                                                              OPPENHEIMER                 OPPENHEIMER
                                                                                CAPITAL     OPPENHEIMER  INTERNATIONAL
                                                                              APPRECIATION  HIGH INCOME      GROWTH
                                                                              ------------  -----------  -------------
                                     ASSETS
Investments in shares of the MFS Variable Insurance Trust:
          Investors Growth Stock Series, 170,692 shares at net asset value
                   of $8.57 per share (cost $1,359,909) ....................            -            -             -
          Mid Cap Growth Series, 152,465 shares at net asset value
                   of $6.12 per share (cost $863,743) ......................            -            -             -
          New Discovery Series, 422,990 shares at net asset value
                   of $13.85 per share (cost $5,457,299) ...................            -            -             -
          Value Series, 216,912 shares at net asset value
                   of $10.73 per share (cost $1,989,910) ...................            -            -             -
Investments in shares of the Oppenheimer Variable Account Funds:
          Capital Appreciation Fund, 72,393 shares at net asset value
                   of $34.53 per share (cost $2,227,220) ...................    2,499,725            -             -
          High Income Fund, 910,849 shares at net asset value
                   of $8.58 per share (cost $7,361,536) ....................            -    7,815,081             -
Investments in shares of the Panorama Series Funds, Inc:
          International Growth, 1,634,097 shares at net asset value
                   of $1.16 per share (cost $1,689,473) ....................            -            -     1,895,553
                                                                               ----------    ---------     ---------
                                                                                2,499,725    7,815,081     1,895,553
Receivable from Minnesota Life for contract purchase payments ..............       21,223      159,904        55,254
Receivable for investments sold ............................................            -            -             -
                                                                               ----------    ---------     ---------
                     Total Assets ..........................................    2,520,948    7,974,985     1,950,807
                                                                               ----------    ---------     ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................            -            -             -
Payable for investments purchased ..........................................       21,227      159,945        55,261
                                                                               ----------    ---------     ---------
                     Total Liabilities .....................................       21,227      159,945        55,261
                                                                               ----------    ---------     ---------
                     Net assets applicable to annuity contract owners ......    2,499,721    7,815,040     1,895,546
                                                                               ==========    =========     =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................            -      181,519             -
Contracts in accumulation period ...........................................    2,499,721    7,633,521     1,895,546
                                                                               ----------    ---------     ---------
                     Total Contract Owners' equity .........................    2,499,721    7,815,040     1,895,546
                                                                               ==========    =========     =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------
                                                                                  PUTNAM VT     PUTNAM VT      PUTNAM VT   PUTNAM VT
                                                                                  GROWTH AND  INTERNATIONAL       NEW         NEW
                                                                                    INCOME       EQUITY      OPPORTUNITIES   VALUE
                                                                                  ----------  -------------  ------------- ---------
                                     ASSETS
Investments in shares of the Putnam Variable Trust:
          Putnam VT Growth and Income Fund, 53,070 shares at net asset value
                   of $23.26 per share (cost $1,055,293) .......................   1,234,415            -             -            -
          Putnam VT International Equity Fund, 565,933 shares at net asset value
                   of $12.85 per share (cost $6,334,584) .......................           -    7,272,245             -            -
          Putnam VT New Opportunities Fund, 19,383 shares at net asset value
                   of $15.23 per share (cost $263,517) .........................           -            -       295,199            -
          Putnam VT New Value Fund, 62,361 shares at net asset value
                   of $14.27 per share (cost $775,393) .........................           -            -             -      889,896
          Putnam VT Voyager Fund, 24,470 shares at net asset value
                   of $25.96 per share (cost $571,364) .........................           -            -             -            -
Investments in shares of the Van Kampen Funds:
          Growth and Income Portfolio, 14,843 shares at net asset value
                   of $17.03 per share (cost $225,414) .........................           -            -             -            -
          Emerging Growth Portfolio, 5,900 shares at net asset value
                   of $24.20 per share (cost $139,922) .........................           -            -             -            -
                                                                                  ----------   ----------       -------    ---------
                                                                                   1,234,415    7,272,245       295,199      889,896
Receivable from Minnesota Life for contract purchase payments ..................           5       88,042            20            -
Receivable for investments sold ................................................           -            -             -        3,963
                                                                                  ----------   ----------       -------    ---------
                     Total Assets ..............................................   1,234,420    7,360,287       295,219      893,859
                                                                                  ----------   ----------       -------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................           -            -             -        3,966
Payable for investments purchased ..............................................           9       88,074            21            -
                                                                                  ----------   ----------       -------    ---------
                     Total Liabilities .........................................           9       88,074            21        3,966
                                                                                  ----------   ----------       -------    ---------
                     Net assets applicable to annuity contract owners ..........  $1,234,411    7,272,213       295,198      889,893
                                                                                  ==========   ==========       =======    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...................................           -            -             -            -
Contracts in accumulation period ...............................................   1,234,411    7,272,213       295,198      889,893
                                                                                  ----------   ----------       -------    ---------
                     Total Contract Owners' equity .............................  $1,234,411    7,272,213       295,198      889,893
                                                                                  ==========   ==========       =======    =========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                  ---------------------------------
                                                                                             VAN KAMPEN  VAN KAMPEN
                                                                                  PUTNAM VT  GROWTH AND   EMERGING
                                                                                   VOYAGER     INCOME      GROWTH
                                                                                  ---------  ----------  ----------
                                     ASSETS
Investments in shares of the Putnam Variable Trust:
          Putnam VT Growth and Income Fund, 53,070 shares at net asset value
                   of $23.26 per share (cost $1,055,293) .......................          -           -           -
          Putnam VT International Equity Fund, 565,933 shares at net asset value
                   of $12.85 per share (cost $6,334,584) .......................          -           -           -
          Putnam VT New Opportunities Fund, 19,383 shares at net asset value
                   of $15.23 per share (cost $263,517) .........................          -           -           -
          Putnam VT New Value Fund, 62,361 shares at net asset value
                   of $14.27 per share (cost $775,393) .........................          -           -           -
          Putnam VT Voyager Fund, 24,470 shares at net asset value
                   of $25.96 per share (cost $571,364) .........................    635,248           -           -
Investments in shares of the Van Kampen Funds:
          Growth and Income Portfolio, 14,843 shares at net asset value
                   of $17.03 per share (cost $225,414) .........................          -     252,780           -
          Emerging Growth Portfolio, 5,900 shares at net asset value
                   of $24.20 per share (cost $139,922) .........................          -           -     142,786
                                                                                  ---------  ----------  ----------
                                                                                    635,248     252,780     142,786
Receivable from Minnesota Life for contract purchase payments ..................         90           -           -
Receivable for investments sold ................................................          -          12           7
                                                                                  ---------  ----------  ----------
                     Total Assets ..............................................    635,338     252,792     142,793
                                                                                  ---------  ----------  ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................          -          13           8
Payable for investments purchased ..............................................         91           -           -
                                                                                  ---------  ----------  ----------
                     Total Liabilities .........................................         91          13           8
                                                                                  ---------  ----------  ----------
                     Net assets applicable to annuity contract owners ..........    635,247     252,779     142,785
                                                                                  =========  ==========  ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...................................          -           -           -
Contracts in accumulation period ...............................................    635,247     252,779     142,785
                                                                                  ---------  ----------  ----------
                     Total Contract Owners' equity .............................    635,247     252,779     142,785
                                                                                  =========  ==========  ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                                                                      WADDELL & REED
                                                                           VAN KAMPEN  WADDELL & REED  WADDELL & REED    SMALL CAP
                                                                            COMSTOCK       GROWTH       CORE EQUITY        GROWTH
                                                                           ----------  --------------  -------------- --------------
                                     ASSETS
Investments in shares of the Van Kampen Funds:
          Comstock Portfolio, 128,311 shares at net
                   asset value of $11.75 per share (cost $1,361,606) ....   1,507,659              -               -               -
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Growth Portfolio, 23,635,353 shares at net
                   asset value of $8.13 per share (cost $233,039,881) ...           -    192,077,425               -               -
          Core Equity Portfolio, 1,229,165 shares at net asset value
                   of $9.40 per share (cost $13,653,771) ................           -              -      11,553,657               -
          Small Cap Growth Portfolio, 9,559,858 shares at net
                   asset value of $8.47 per share (cost $102,420,510) ....          -              -               -      80,974,863
          Balanced Portfolio, 34,521,264 shares at net asset value
                   of $7.15 per share (cost $277,681,922) ...............           -              -               -               -
          International II Portfolio, 9,161,611 shares at net
                   asset value of $15.89 per share (cost $136,969,456) ..           -              -               -               -
          International Portfolio, 161,685 shares at net
                   asset value of $5.87 per share (cost $905,526) .......           -              -               -               -
                                                                           ----------  -------------   -------------  --------------
                                                                            1,507,659    192,077,425      11,553,657      80,974,863
Receivable from Minnesota Life for contract purchase payments ...........      24,435              -               -               -
Receivable for investments sold .........................................           -         29,131          47,624          21,810
                                                                           ----------  -------------   -------------  --------------
                     Total Assets .......................................   1,532,094    192,106,556      11,601,281      80,996,673
                                                                           ----------  -------------   -------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .................           -         29,141          47,625          21,815
Payable for investments purchased .......................................      24,445              -               -               -
                                                                           ----------  -------------   -------------  --------------
                     Total Liabilities ..................................      24,445         29,141          47,625          21,815
                                                                           ----------  -------------   -------------  --------------
                     Net assets applicable to annuity contract owners ...  $1,507,649    192,077,415      11,553,656      80,974,858
                                                                           ==========  =============   =============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ............................           -      2,218,098         362,540       1,189,017
Contracts in accumulation period ........................................   1,507,649    189,859,317      11,191,116      79,785,841
                                                                           ----------  -------------   -------------  --------------
                     Total Contract Owners' equity ......................  $1,507,649    192,077,415      11,553,656      80,974,858
                                                                           ==========  =============   =============  ==============

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------------------------

                                                                           WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                              BALANCED     INTERNATIONAL II  INTERNATIONAL
                                                                           --------------  ----------------  --------------
                                     ASSETS
Investments in shares of the Van Kampen Funds:
          Comstock Portfolio, 128,311 shares at net
                   asset value of $11.75 per share (cost $1,361,606) ....               -                -              -
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Growth Portfolio, 23,635,353 shares at net
                   asset value of $8.13 per share (cost $233,039,881) ...               -                -              -
          Core Equity Portfolio, 1,229,165 shares at net asset value
                   of $9.40 per share (cost $13,653,771) ................               -                -              -
          Small Cap Growth Portfolio, 9,559,858 shares at net
                   asset value of $8.47 per share (cost $102,420,510) ...               -                -              -
          Balanced Portfolio, 34,521,264 shares at net asset value
                   of $7.15 per share (cost $277,681,922) ...............     246,795,963                -              -
          International II Portfolio, 9,161,611 shares at net
                   asset value of $15.89 per share (cost $136,969,456) ..               -      145,621,059              -
          International Portfolio, 161,685 shares at net
                   asset value of $5.87 per share (cost $905,526) .......               -                -        949,447
                                                                           --------------   --------------     ----------
                                                                              246,795,963      145,621,059        949,447
Receivable from Minnesota Life for contract purchase payments ...........               -                -         47,114
Receivable for investments sold .........................................         127,639           66,817              -
                                                                           --------------   --------------     ----------
                     Total Assets .......................................     246,923,602      145,687,876        996,561
                                                                           --------------   --------------     ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .................         127,656           66,869              -
Payable for investments purchased .......................................               -                -         47,119
                                                                           --------------   --------------     ----------
                     Total Liabilities ..................................         127,656           66,869         47,119
                                                                           --------------   --------------     ----------
                     Net assets applicable to annuity contract owners ...     246,795,946      145,621,007        949,442
                                                                           ==============   ==============     ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ............................       4,663,830        1,710,103              -
Contracts in accumulation period ........................................     242,132,116      143,910,904        949,442
                                                                           --------------   --------------     ----------
                     Total Contract Owners' equity ......................     246,795,946      145,621,007        949,442
                                                                           ==============   ==============     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------
                                                                              WADDELL & REED  WADDELL & REED
                                                                                 MICRO-CAP      SMALL CAP     WADDELL & REED
                                                                                  GROWTH          VALUE           VALUE
                                                                              --------------  --------------  --------------
                                     ASSETS
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Micro-Cap Growth Portfolio, 1,731,047 shares at net asset value
                   of $13.45 per share (cost $27,875,793) ..................      23,278,425               -               -
          Small Cap Value Portfolio, 2,422,510 shares at net asset value
                   of $15.20 per share (cost $28,443,930) ..................               -      36,825,304               -
          Value Portfolio, 12,494,679 shares at net asset value
                   of $5.48 per share (cost $69,099,987) ...................               -               -      68,458,350
          Science & Technology Portfolio, 32,829 shares at net asset value
                   of $12.39 per share (cost $392,323) .....................               -               -               -
          Asset Strategy Portfolio, 67,124 shares at net asset value
                   of $6.92 per share (cost $451,102) ......................               -               -               -
                                                                              --------------  --------------  --------------
                                                                                  23,278,425      36,825,304      68,458,350
Receivable from Minnesota Life for contract purchase payments ..............               -               -               -
Receivable for investments sold ............................................           6,710           3,984         126,839
                                                                              --------------  --------------  --------------
                     Total Assets ..........................................      23,285,135      36,829,288      68,585,189
                                                                              --------------  --------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................           6,716           4,001         126,843
Payable for investments purchased ..........................................               -               -               -
                                                                              --------------  --------------  --------------
                     Total Liabilities .....................................           6,716           4,001         126,843
                                                                              --------------  --------------  --------------
                     Net assets applicable to annuity contract owners ......  $   23,278,419      36,825,287      68,458,346
                                                                              ==============  ==============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................         191,294         615,231         990,295
Contracts in accumulation period ...........................................      23,087,125      36,210,056      67,468,051
                                                                              --------------  --------------  --------------
                     Total Contract Owners' equity .........................  $   23,278,419      36,825,287      68,458,346
                                                                              ==============  ==============  ==============

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------
                                                                              WADDELL & REED  WADDELL & REED
                                                                                 SCIENCE &        ASSET
                                                                                TECHNOLOGY       STRATEGY
                                                                              --------------  --------------
                                     ASSETS
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Micro-Cap Growth Portfolio, 1,731,047 shares at net asset value
                   of $13.45 per share (cost $27,875,793) ..................               -               -
          Small Cap Value Portfolio, 2,422,510 shares at net asset value
                   of $15.20 per share (cost $28,443,930) ..................               -               -
          Value Portfolio, 12,494,679 shares at net asset value
                   of $5.48 per share (cost $69,099,987) ...................               -               -
          Science & Technology Portfolio, 32,829 shares at net asset value
                   of $12.39 per share (cost $392,323) .....................         406,686               -
          Asset Strategy Portfolio, 67,124 shares at net asset value .......
                   of $6.92 per share (cost $451,102) ......................               -         464,747
                                                                              --------------  --------------
                                                                                     406,686         464,747
Receivable from Minnesota Life for contract purchase payments ..............           2,160               -
Receivable for investments sold ............................................               -              19
                                                                              --------------  --------------
                     Total Assets ..........................................         408,846         464,766
                                                                              --------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................               -              20
Payable for investments purchased ..........................................           2,162               -
                                                                              --------------  --------------
                     Total Liabilities .....................................           2,162              20
                                                                              --------------  --------------
                     Net assets applicable to annuity contract owners ......         406,684         464,746
                                                                              ==============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................               -               -
Contracts in accumulation period ...........................................         406,684         464,746
                                                                              --------------  --------------
                     Total Contract Owners' equity .........................         406,684         464,746
                                                                              ==============  ==============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------

                                                                                             ADVANTUS      ADVANTUS      ADVANTUS
                                                                               ADVANTUS        MONEY       MORTGAGE        INDEX
                                                                                 BOND         MARKET      SECURITIES        500
                                                                             ------------  ------------  ------------  ------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $          -       338,205             -             -
          Mortality and expense charges and administrative charges (note 3)    (1,921,815)     (672,496)   (2,101,590)   (2,421,654)
                                                                             ------------  ------------  ------------  ------------
                  Investment income (loss) - net ..........................    (1,921,815)     (334,291)   (2,101,590)   (2,421,654)
                                                                             ------------  ------------  ------------  ------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -             -             -             -
                                                                             ------------  ------------  ------------  ------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................    31,999,179    57,655,422    40,213,815    33,870,308
                                  Cost of investments sold ................   (29,389,641)  (57,655,422)  (36,571,768)  (36,562,985)
                                                                             ------------  ------------  ------------  ------------
                                                                                2,609,538             -     3,642,047    (2,692,677)
                                                                             ------------  ------------  ------------  ------------
                  Net realized gains (losses) on investments ..............     2,609,538             -     3,642,047    (2,692,677)
                                                                             ------------  ------------  ------------  ------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................     5,299,819             -     3,051,086    55,508,108
                                                                             ------------  ------------  ------------  ------------
                  Net gains on investments ................................     7,909,357             -     6,693,133    52,815,431
                                                                             ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations ......................  $  5,987,542      (334,291)    4,591,543    50,393,777
                                                                             ============  ============  ============  ============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------
                                                                               ADVANTUS       ADVANTUS
                                                                               MATURING       MATURING        ADVANTUS
                                                                              GOVERNMENT     GOVERNMENT    INTERNATIONAL
                                                                              BOND 2006       BOND 2010         BOND
                                                                             ------------   ------------   -------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....             -              -               -
          Mortality and expense charges and administrative charges (note 3)      (129,822)      (118,328)       (652,801)
                                                                             ------------   ------------   -------------
                  Investment income (loss) - net ..........................      (129,822)      (118,328)       (652,801)
                                                                             ------------   ------------   -------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -              -               -
                                                                             ------------   ------------   -------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................     2,527,167      3,583,710       8,865,111
                                  Cost of investments sold ................    (2,210,002)    (3,112,346)     (7,490,263)
                                                                             ------------   ------------   -------------
                                                                                  317,165        471,364       1,374,848
                                                                             ------------   ------------   -------------
                  Net realized gains (losses) on investments ..............       317,165        471,364       1,374,848
                                                                             ------------   ------------   -------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................       (97,362)      (211,021)      8,111,383
                                                                             ------------   ------------   -------------
                  Net gains on investments ................................       219,803        260,343       9,486,231
                                                                             ------------   ------------   -------------
Net increase in net assets resulting from operations ......................        89,981        142,015       8,833,430
                                                                             ============   ============   =============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                             -----------------------------------------------------
                                                                                            ADVANTUS
                                                                              ADVANTUS       REAL         AIM V.I.
                                                                              INDEX 400      ESTATE      AGGRESSIVE     AIM V.I.
                                                                               MID-CAP     SECURITIES      GROWTH       BALANCED
                                                                             -----------   -----------   -----------   -----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $         -             -             -        23,689
          Mortality and expense charges and administrative charges (note 3)     (249,297)     (412,687)       (5,676)       (8,144)
                                                                             -----------   -----------   -----------   -----------
                  Investment income (loss) - net ..........................     (249,297)     (412,687)       (5,676)       15,545
                                                                             -----------   -----------   -----------   -----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .            -             -             -             -
                                                                             -----------   -----------   -----------   -----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................    8,624,709     4,201,952       154,219        68,971
                                  Cost of investments sold ................   (9,349,520)   (3,601,222)     (133,452)      (66,051)
                                                                             -----------   -----------   -----------   -----------
                                                                                (724,811)      600,730        20,767         2,920
                                                                             -----------   -----------   -----------   -----------
                  Net realized gains (losses) on investments ..............     (724,811)      600,730        20,767         2,920
                                                                             -----------   -----------   -----------   -----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................    6,768,700    11,133,743        94,016        77,134
                                                                             -----------   -----------   -----------   -----------
                  Net gains on investments ................................    6,043,889    11,734,473       114,783        80,054
                                                                             -----------   -----------   -----------   -----------
Net increase in net assets resulting from operations ......................  $ 5,794,592    11,321,786       109,107        95,599
                                                                             ===========   ===========   ===========   ===========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------
                                                                               AIM V.I.                   AMERICAN
                                                                                DENT         AIM V.I.     CENTURY
                                                                             DEMOGRAPHIC     PREMIER       INCOME
                                                                               TRENDS        EQUITY      AND GROWTH
                                                                             -----------   -----------   -----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....            -         1,086         4,142
          Mortality and expense charges and administrative charges (note 3)       (3,360)       (5,053)      (12,176)
                                                                             -----------   -----------   -----------
                  Investment income (loss) - net ..........................       (3,360)       (3,967)       (8,034)
                                                                             -----------   -----------   -----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .            -             -             -
                                                                             -----------   -----------   -----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................      132,783       169,907        31,621
                                  Cost of investments sold ................     (125,721)     (167,431)      (29,705)
                                                                             -----------   -----------   -----------
                                                                                   7,062         2,476         1,916
                                                                             -----------   -----------   -----------
                  Net realized gains (losses) on investments ..............        7,062         2,476         1,916
                                                                             -----------   -----------   -----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................       59,800        80,888       272,684
                                                                             -----------   -----------   -----------
                  Net gains on investments ................................       66,862        83,364       274,600
                                                                             -----------   -----------   -----------
Net increase in net assets resulting from operations ......................       63,502        79,397       266,566
                                                                             ===========   ===========   ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------------
                                                                                                             CREDIT SUISSE
                                                                               AMERICAN        AMERICAN           GLOBAL
                                                                               CENTURY          CENTURY       POST-VENTURE
                                                                                ULTRA            VALUE          CAPITAL
                                                                             -------------   -------------   -------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $           -           8,302               -
          Mortality and expense charges and administrative charges (note 3)        (91,006)        (18,755)        (14,227)
                                                                             -------------   -------------   -------------
                  Investment income (loss) - net ..........................        (91,006)        (10,453)        (14,227)
                                                                             -------------   -------------   -------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .              -               -               -
                                                                             -------------   -------------   -------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................        420,678         202,113         106,697
                                  Cost of investments sold ................       (388,848)       (185,043)       (161,695)
                                                                             -------------   -------------   -------------
                                                                                    31,830          17,070         (54,998)
                                                                             -------------   -------------   -------------
                  Net realized gains (losses) on investments ..............         31,830          17,070         (54,998)
                                                                             -------------   -------------   -------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................      1,505,616         412,718         475,620
                                                                             -------------   -------------   -------------
                  Net gains on investments ................................      1,537,446         429,788         420,622
                                                                             -------------   -------------   -------------
Net increase in net assets resulting from operations ......................  $   1,446,440         419,335         406,395
                                                                             =============   =============   =============

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                                                          FRANKLIN
                                                                                                                          LARGE CAP
                                                                             FIDELITY VIP   FIDELITY VIP   FIDELITY VIP    GROWTH
                                                                              CONTRAFUND   EQUITY INCOME      MID CAP    SECURITIES
                                                                             ------------  -------------  -------------  ----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....        72,322        487,572         58,873       2,243
          Mortality and expense charges and administrative charges (note 3)      (337,713)      (488,107)      (309,739)     (6,748)
                                                                             ------------  -------------  -------------  ----------
                  Investment income (loss) - net ..........................      (265,391)          (535)      (250,866)     (4,505)
                                                                             ------------  -------------  -------------  ----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -              -              -           -
                                                                             ------------  -------------  -------------  ----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................     3,045,775      5,132,155      4,030,359      53,712
                                  Cost of investments sold ................    (3,422,767)    (5,659,268)    (3,974,709)    (56,925)
                                                                             ------------  -------------  -------------  ----------
                                                                                 (376,992)      (527,113)        55,650      (3,213)
                                                                             ------------  -------------  -------------  ----------
                  Net realized gains (losses) on investments ..............      (376,992)      (527,113)        55,650      (3,213)
                                                                             ------------  -------------  -------------  ----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................     7,046,174     10,934,061      8,176,961     130,608
                                                                             ------------  -------------  -------------  ----------
                  Net gains on investments ................................     6,669,182     10,406,948      8,232,611     127,395
                                                                             ------------  -------------  -------------  ----------
Net increase in net assets resulting from operations ......................     6,403,791     10,406,413      7,981,745     122,890
                                                                             ============  =============  =============  ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                                         TEMPLETON
                                                                                          FRANKLIN       DEVELOPING      TEMPLETON
                                                                         FRANKLIN      MUTUAL SHARES      MARKETS       GLOBAL ASSET
                                                                         SMALL CAP       SECURITIES      SECURITIES      ALLOCATION
                                                                        ------------   -------------    -----------     ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund .....    $         -          10,835          98,248         111,903
   Mortality and expense charges and administrative charges
     (note 3) ......................................................       (126,765)        (17,974)       (114,668)        (59,505)
                                                                        -----------     -----------     -----------     -----------
      Investment income (loss) - net ...............................       (126,765)         (7,139)        (16,420)         52,398
                                                                        -----------     -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ......              -               -               -               -
                                                                        -----------     -----------     -----------     -----------
      Realized gains (losses) on sales of investments:
               Proceeds from sales .................................      1,326,185         111,715       7,971,320       1,029,563
               Cost of investments sold ............................     (1,590,034)       (105,446)     (7,949,196)     (1,040,067)
                                                                        -----------     -----------     -----------     -----------
                                                                           (263,849)          6,269          22,124         (10,504)
                                                                        -----------     -----------     -----------     -----------
      Net realized gains (losses) on investments ...................       (263,849)          6,269          22,124         (10,504)
                                                                        -----------     -----------     -----------     -----------

      Net change in unrealized appreciation or depreciation
         on investments ............................................      3,443,157         334,759       4,007,474       1,250,618
                                                                        -----------     -----------     -----------     -----------
      Net gains on investments .....................................      3,179,308         341,028       4,029,598       1,240,114
                                                                        -----------     -----------     -----------     -----------
Net increase in net assets resulting from operations ...............    $ 3,052,543         333,889       4,013,178       1,292,512
                                                                        ===========     ===========     ===========     ===========

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                        -------------------------------------------
                                                                           JANUS           JANUS        JANUS ASPEN
                                                                           ASPEN       ASPEN CAPITAL   INTERNATIONAL
                                                                          BALANCED      APPRECIATION      GROWTH
                                                                        ------------   -------------   ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund .....    $    27,906          42,750         135,910
   Mortality and expense charges and administrative charges
     (note 3) ......................................................        (17,643)       (230,142)       (179,750)
                                                                        -----------     -----------     -----------
      Investment income (loss) - net ...............................         10,263        (187,392)        (43,840)
                                                                        -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ......              -               -               -
                                                                        -----------     -----------     -----------
      Realized gains (losses) on sales of investments:
               Proceeds from sales .................................        188,545       4,512,998       5,240,036
               Cost of investments sold ............................       (182,853)     (7,407,052)     (7,811,045)
                                                                        -----------     -----------     -----------
                                                                              5,692      (2,894,054)     (2,571,009)
                                                                        -----------     -----------     -----------
      Net realized gains (losses) on investments ...................          5,692      (2,894,054)     (2,571,009)
                                                                        -----------     -----------     -----------

      Net change in unrealized appreciation or depreciation
         on investments ............................................        152,245       6,104,992       6,726,122
                                                                        -----------     -----------     -----------
      Net gains on investments .....................................        157,937       3,210,938       4,155,113
                                                                        -----------     -----------     -----------
Net increase in net assets resulting from operations ...............        168,200       3,023,546       4,111,273
                                                                        ===========     ===========     ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                          ---------------------------------------------------------
                                                                               MFS            MFS            MFS
                                                                            INVESTORS       MID CAP          NEW            MFS
                                                                          GROWTH STOCK      GROWTH        DISCOVERY        VALUE
                                                                          ------------    ----------     ----------     ----------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....    $        -              -              -          1,691
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (8,076)        (4,749)       (35,283)       (17,462)
                                                                           ----------     ----------     ----------     ----------
           Investment income (loss) - net .............................        (8,076)        (4,749)       (35,283)       (15,771)
                                                                           ----------     ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                           ----------     ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        29,659        152,321      2,749,917        141,812
                    Cost of investments sold ..........................       (28,253)      (136,110)    (2,539,747)      (140,605)
                                                                           ----------     ----------     ----------     ----------
                                                                                1,406         16,211        210,170          1,207
                                                                           ----------     ----------     ----------     ----------
           Net realized gains (losses) on investments .................         1,406         16,211        210,170          1,207
                                                                           ----------     ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       116,595         73,827        479,483        344,065
                                                                           ----------     ----------     ----------     ----------
           Net gains on investments ...................................       118,001         90,038        689,653        345,272
                                                                           ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations ..................    $  109,925         85,289        654,370        329,501
                                                                           ==========     ==========     ==========     ==========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                           --------------------------------------------
                                                                              OPPENHEIMER                   OPPENHEIMER
                                                                                CAPITAL     OPPENHEIMER   INTERNATIONAL
                                                                             APPRECIATION   HIGH INCOME       GROWTH
                                                                           --------------   -----------   -------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....            2,311        106,249          3,946
      Mortality and expense charges and administrative charges
        (note 3) ......................................................          (15,369)       (44,296)        (9,554)
                                                                              ----------     ----------     ----------
           Investment income (loss) - net .............................          (13,058)        61,953         (5,608)
                                                                              ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....                -              -              -
                                                                              ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................          379,982      1,113,325      3,018,447
                    Cost of investments sold ..........................         (326,873)    (1,031,887)    (2,881,139)
                                                                              ----------     ----------     ----------
                                                                                  53,109         81,438        137,308
                                                                              ----------     ----------     ----------
           Net realized gains (losses) on investments .................           53,109         81,438        137,308
                                                                              ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................          260,661        449,318        230,784
                                                                              ----------     ----------     ----------
           Net gains on investments ...................................          313,770        530,756        368,092
                                                                              ----------     ----------     ----------
Net increase in net assets resulting from operations ..................          300,712        592,709        362,484
                                                                              ==========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                           PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                                                           GROWTH AND    INTERNATIONAL       NEW             NEW
                                                                             INCOME          EQUITY     OPPORTUNITIES       VALUE
                                                                           ----------    -------------  -------------   ------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....    $    6,968         17,755              0          2,655
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (9,567)       (47,598)        (2,153)        (5,489)
                                                                           ----------     ----------     ----------     ----------
           Investment income (loss) - net .............................        (2,599)       (29,843)        (2,153)        (2,834)
                                                                           ----------     ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                           ----------     ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................       170,958      2,282,956         49,258        195,536
                    Cost of investments sold ..........................      (158,607)    (2,089,063)       (41,168)      (179,468)
                                                                           ----------     ----------     ----------     ----------
                                                                               12,351        193,893          8,090         16,068
                                                                           ----------     ----------     ----------     ----------
           Net realized gains (losses) on investments .................        12,351        193,893          8,090         16,068
                                                                           ----------     ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       179,755        996,407         34,101        122,395
                                                                           ----------     ----------     ----------     ----------
           Net gains on investments ...................................       192,106      1,190,300         42,191        138,463
                                                                           ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations ..................    $  189,507      1,160,457         40,038        135,629
                                                                           ==========     ==========     ==========     ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                           ----------------------------------------
                                                                                          VAN KAMPEN     VAN KAMPEN
                                                                            PUTNAM VT     GROWTH AND      EMERGING
                                                                             VOYAGER        INCOME         GROWTH
                                                                           ----------     ----------     ----------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....           811             31              -
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (4,973)        (1,168)          (412)
                                                                           ----------     ----------     ----------
           Investment income (loss) - net .............................        (4,162)        (1,137)          (412)
                                                                           ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -
                                                                           ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        51,944         23,953         45,376
                    Cost of investments sold ..........................       (49,118)       (19,700)       (42,710)
                                                                           ----------     ----------     ----------
                                                                                2,826          4,253          2,666
                                                                           ----------     ----------     ----------
           Net realized gains (losses) on investments .................         2,826          4,253          2,666
                                                                           ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................        74,628         27,366          2,864
                                                                           ----------     ----------     ----------
           Net gains on investments ...................................        77,454         31,619          5,530
                                                                           ----------     ----------     ----------
Net increase in net assets resulting from operations ..................        73,292         30,482          5,118
                                                                           ==========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                         -----------------------------------------------------------
                                                                                                                     WADDELL & REED
                                                                          VAN KAMPEN   WADDELL & REED WADDELL & REED    SMALL CAP
                                                                           COMSTOCK        GROWTH       CORE EQUITY      GROWTH
                                                                         ------------  -------------- -------------- ---------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....  $        369          1,915         81,074              -
      Mortality and expense charges and administrative charges
        (note 3).......................................................        (5,628)    (2,207,795)      (139,705)      (837,293)
                                                                         ------------   ------------   ------------   ------------
           Investment income (loss) - net .............................        (5,259)    (2,205,880)       (58,631)      (837,293)
                                                                         ------------   ------------   ------------   ------------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                         ------------   ------------   ------------   ------------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        14,386    116,480,498      3,222,561     10,477,759
                    Cost of investments sold ..........................       (11,931)  (205,244,980)    (4,519,824)   (17,238,482)
                                                                         ------------   ------------   ------------   ------------
                                                                                2,455    (88,764,482)    (1,297,263)    (6,760,723)
                                                                         ------------   ------------   ------------   ------------
           Net realized gains (losses) on investments .................         2,455    (88,764,482)    (1,297,263)    (6,760,723)
                                                                         ------------   ------------   ------------   ------------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       146,053    128,776,175      3,307,709     33,657,567
                                                                         ------------   ------------   ------------   ------------
           Net gains on investments ...................................       148,508     40,011,693      2,010,446     26,896,844
                                                                         ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ..................  $    143,249     37,805,813      1,951,815     26,059,551
                                                                         ============   ============   ============   ============

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                         ------------------------------------------------

                                                                         WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                            BALANCED     INTERNATIONAL II   INTERNATIONAL
                                                                         --------------  ----------------  --------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....      1,602,849        2,202,555           12,613
      Mortality and expense charges and administrative charges
        (note 3) ......................................................     (2,962,958)      (1,443,390)          (1,695)
                                                                          ------------     ------------     ------------
           Investment income (loss) - net .............................     (1,360,109)         759,165           10,918
                                                                          ------------     ------------     ------------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....              -                -                -
                                                                          ------------     ------------     ------------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................     46,432,526       25,305,104          405,855
                    Cost of investments sold ..........................    (58,654,631)     (29,583,746)        (377,690)
                                                                          ------------     ------------     ------------
                                                                           (12,222,105)      (4,278,642)          28,165
                                                                          ------------     ------------     ------------
           Net realized gains (losses) on investments .................    (12,222,105)      (4,278,642)          28,165
                                                                          ------------     ------------     ------------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................     56,301,546       48,964,735           43,921
                                                                          ------------     ------------     ------------
           Net gains on investments ...................................     44,079,441       44,686,093           72,086
                                                                          ------------     ------------     ------------
Net increase in net assets resulting from operations ..................     42,719,332       45,445,258           83,004
                                                                          ============     ============     ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------
                                                                     WADDELL & REED  WADDELL & REED
                                                                        MICRO-CAP       SMALL CAP    WADDELL & REED
                                                                         GROWTH          VALUE           VALUE
                                                                     --------------  --------------  --------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .....   $         -               -         346,983
  Mortality and expense charges and administrative charges
    (note 3) ......................................................      (217,384)       (355,179)       (777,054)
                                                                      -----------     -----------     -----------
    Investment income (loss) - net ................................      (217,384)       (355,179)       (430,071)
                                                                      -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund .......             -               -               -
                                                                      -----------     -----------     -----------
    Realized gains (losses) on sales of investments:
             Proceeds from sales ..................................     3,509,153       6,263,089      11,257,392
             Cost of investments sold .............................    (5,842,623)     (6,396,733)    (13,430,618)
                                                                      -----------     -----------     -----------
                                                                       (2,333,470)       (133,644)     (2,173,226)
                                                                      -----------     -----------     -----------
    Net realized gains (losses) on investments ....................    (2,333,470)       (133,644)     (2,173,226)
                                                                      -----------     -----------     -----------

    Net change in unrealized appreciation or depreciation
       on investments .............................................     9,752,268      11,946,918      17,016,577
                                                                      -----------     -----------     -----------
    Net gains on investments ......................................     7,418,798      11,813,274      14,843,351
                                                                      -----------     -----------     -----------
Net increase in net assets resulting from operations ..............   $ 7,201,414      11,458,095      14,413,280
                                                                      ===========     ===========     ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------
                                                                       WADDELL & REED  WADDELL & REED
                                                                          SCIENCE &        ASSET
                                                                         TECHNOLOGY       STRATEGY
                                                                     ----------------  --------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .....               -           5,867
  Mortality and expense charges and administrative charges
    (note 3) ......................................................            (670)           (870)
                                                                        -----------     -----------
    Investment income (loss) - net ................................            (670)          4,997
                                                                        -----------     -----------

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund .......               -           1,265
                                                                        -----------     -----------
    Realized gains (losses) on sales of investments:
             Proceeds from sales ..................................         464,675             934
             Cost of investments sold .............................        (469,094)           (915)
                                                                        -----------     -----------
                                                                             (4,419)             19
                                                                        -----------     -----------
    Net realized gains (losses) on investments ....................          (4,419)          1,284
                                                                        -----------     -----------

    Net change in unrealized appreciation or depreciation
       on investments .............................................          14,363          13,645
                                                                        -----------     -----------
    Net gains on investments ......................................           9,944          14,929
                                                                        -----------     -----------
Net increase in net assets resulting from operations ..............           9,274          19,926
                                                                        ===========     ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------------------------

                                                                                    ADVANTUS        ADVANTUS       ADVANTUS
                                                                    ADVANTUS         MONEY          MORTGAGE         INDEX
                                                                      BOND           MARKET        SECURITIES         500
                                                                 --------------  --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................  $  (1,921,815)       (334,291)     (2,101,590)     (2,421,654)
      Net realized gains (losses) on investments ..............      2,609,538               0       3,642,047      (2,692,677)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      5,299,819               0       3,051,086      55,508,108
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      5,987,542        (334,291)      4,591,543      50,393,777
                                                                 -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     24,513,118      34,803,854      19,413,018      33,199,535
      Contract terminations, withdrawal payments and charges:..    (29,619,310)    (56,947,111)    (37,796,274)    (30,893,913)
      Actuarial adjustments for mortality experience
         on annuities in payment period: ......................        (12,935)           (235)        (11,058)        (13,601)
      Annuity benefit payments: ...............................       (445,207)        (35,606)       (304,939)       (541,177)
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets from contract transactions ..     (5,564,334)    (22,179,098)    (18,699,253)      1,750,844
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets .............................        423,208     (22,513,389)    (14,107,710)     52,144,621
Net assets at the beginning of year (note 1) ..................    150,280,208      65,764,181     165,669,052     193,497,967
                                                                 -------------   -------------   -------------   -------------
Net assets at the end of year .................................  $ 150,703,416      43,250,792     151,561,342     245,642,588
                                                                 =============   =============   =============   =============


                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                   ADVANTUS        ADVANTUS
                                                                   MATURING        MATURING         ADVANTUS
                                                                  GOVERNMENT      GOVERNMENT     INTERNATIONAL
                                                                   BOND 2006       BOND 2010          BOND
                                                                 --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................       (129,822)       (118,328)       (652,801)
      Net realized gains (losses) on investments ..............        317,165         471,364       1,374,848
      Net change in unrealized appreciation or depreciation
           on investments .....................................        (97,362)       (211,021)      8,111,383
                                                                 -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
  operations ..................................................         89,981         142,015       8,833,430
                                                                 -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................      1,612,771       1,616,233       8,635,070
      Contract terminations, withdrawal payments and charges: .     (2,358,770)     (3,429,619)     (8,160,643)
      Actuarial adjustments for mortality experience
         on annuities in payment period: ......................         (2,579)         (2,672)         (1,462)
      Annuity benefit payments: ...............................        (35,996)        (33,091)        (50,205)
                                                                 -------------   -------------   -------------
Increase (decrease) in net assets from contract transactions ..       (784,574)     (1,849,149)        422,760
                                                                 -------------   -------------   -------------
Increase (decrease) in net assets .............................       (694,593)     (1,707,134)      9,256,190
Net assets at the beginning of year (note 1) ..................     10,647,700       9,354,207      45,640,738
                                                                 -------------   -------------   -------------
Net assets at the end of year .................................      9,953,107       7,647,073      54,896,928
                                                                 =============   =============   =============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                    ADVANTUS
                                                                    ADVANTUS          REAL         AIM V. I.
                                                                    INDEX 400        ESTATE        AGGRESSIVE       AIM V. I.
                                                                     MID-CAP       SECURITIES        GROWTH         BALANCED
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $   (249,297)       (412,687)         (5,676)         15,545
      Net realized gains (losses) on investments ..............       (724,811)        600,730          20,767           2,920
      Net change in unrealized appreciation or depreciation
           on investments .....................................      6,768,700      11,133,743          94,016          77,134
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      5,794,592      11,321,786         109,107          95,599
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     11,338,237      11,754,910         770,057       1,128,355
      Contract terminations, withdrawal payments and charges:..     (8,323,527)     (3,744,674)       (148,545)        (60,836)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (801)         (1,329)              0               0
      Annuity benefit payments: ...............................        (51,111)        (43,302)              0               0
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      2,962,798       7,965,605         621,512       1,067,519
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      8,757,390      19,287,391         730,619       1,163,118
Net assets at the beginning of year (note 1) ..................     17,849,686      26,016,967         153,557         174,181
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 26,607,076      45,304,358         884,176       1,337,299
                                                                  ============    ============    ============    ============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------
                                                                    AIM V. I.                       AMERICAN
                                                                      DENT          AIM V. I.       CENTURY
                                                                   DEMOGRAPHIC       PREMIER         INCOME
                                                                     TRENDS          EQUITY        AND GROWTH
                                                                  -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................         (3,360)         (3,967)         (8,034)
      Net realized gains (losses) on investments ..............          7,062           2,476           1,916
      Net change in unrealized appreciation or depreciation
           on investments .....................................         59,800          80,888         272,684
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................         63,502          79,397         266,566
                                                                  ------------    ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments: .............................        587,215         348,446       2,035,460
      Contract terminations, withdrawal payments and charges:..       (129,424)       (164,854)        (19,463)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................              0               0               0
      Annuity benefit payments: ...............................              0               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..        457,791         183,592       2,015,997
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................        521,293         262,989       2,282,563
Net assets at the beginning of year (note 1) ..................         32,506         256,619         222,342
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................        553,799         519,608       2,504,905
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                  CREDIT SUISSE
                                                                    AMERICAN        AMERICAN         GLOBAL
                                                                    CENTURY         CENTURY       POST-VENTURE    FIDELITY VIP
                                                                     ULTRA           VALUE           CAPITAL       CONTRAFUND
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $    (91,006)        (10,453)        (14,227)       (265,391)
      Net realized gains (losses) on investments ..............         31,830          17,070         (54,998)       (376,992)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      1,505,616         412,718         475,620       7,046,174
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      1,446,440         419,335         406,395       6,403,791
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     12,402,568       2,043,050       1,126,411       8,681,815
      Contract terminations, withdrawal payments and charges:..       (276,849)       (183,366)        (92,470)     (2,673,822)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (617)              0               0            (422)
      Annuity benefit payments: ...............................        (52,283)              0               0         (33,840)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..     12,072,819       1,859,684       1,033,941       5,973,731
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................     13,519,259       2,279,019       1,440,336      12,377,522
Net assets at the beginning of year (note 1) ..................      1,892,164         523,888         640,052      21,710,439
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 15,411,423       2,802,907       2,080,388      34,087,961
                                                                  ============    ============    ============    ============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                  --------------------------------------------
                                                                                                    FRANKLIN
                                                                                                   LARGE CAP
                                                                   FIDELITY VIP   FIDELITY VIP       GROWTH
                                                                  EQUITY INCOME      MID CAP       SECURITIES
                                                                  -------------   -------------   ------------
Operations:
      Investment income (loss) - net ..........................           (535)       (250,866)         (4,505)
      Net realized gains (losses) on investments ..............       (527,113)         55,650          (3,213)
      Net change in unrealized appreciation or depreciation
           on investments .....................................     10,934,061       8,176,961         130,608
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................     10,406,413       7,981,745         122,890
                                                                  ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     23,730,424       7,202,018         926,479
      Contract terminations, withdrawal payments and charges:..     (4,547,236)     (3,679,972)        (46,969)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (944)         (1,250)              0
      Annuity benefit payments: ...............................        (95,993)        (39,428)              0
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..     19,086,251       3,481,368         879,510
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................     29,492,664      11,463,113       1,002,400
Net assets at the beginning of year (note 1) ..................     27,219,399      20,726,186         200,208
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................     56,712,063      32,189,299       1,202,608
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                    TEMPLETON
                                                                                    FRANKLIN       DEVELOPING       TEMPLETON
                                                                    FRANKLIN      MUTUAL SHARES      MARKETS      GLOBAL ASSET
                                                                    SMALL CAP      SECURITIES      SECURITIES      ALLOCATION
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $   (126,765)         (7,139)        (16,420)         52,398
      Net realized gains (losses) on investments ..............       (263,849)          6,269          22,124         (10,504)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      3,443,157         334,759       4,007,474       1,250,618
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      3,052,543         333,889       4,013,178       1,292,512
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    4,039,505       1,946,368       9,113,763       2,054,942
      Contract terminations, withdrawal payments and charges:       (1,186,716)        (93,752)     (7,826,316)       (961,778)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                     (299)              0          (1,967)            (74)
      Annuity benefit payments:                                        (12,417)              0         (28,379)         (8,206)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      2,840,073       1,852,616       1,257,101       1,084,884
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      5,892,616       2,186,505       5,270,279       2,377,396
Net assets at the beginning of year (note 1) ..................      7,596,845         566,331       7,649,303       3,607,709
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 13,489,461       2,752,836      12,919,582       5,985,105
                                                                  ============    ============    ============    ============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------
                                                                     JANUS            JANUS        JANUS ASPEN
                                                                     ASPEN        ASPEN CAPITAL   INTERNATIONAL
                                                                    BALANCED      APPRECIATION       GROWTH
                                                                  ------------    -------------   -------------
Operations:
      Investment income (loss) - net ..........................         10,263        (187,392)        (43,840)
      Net realized gains (losses) on investments ..............          5,692      (2,894,054)     (2,571,009)
      Net change in unrealized appreciation or depreciation
           on investments .....................................        152,245       6,104,992       6,726,122
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................        168,200       3,023,546       4,111,273
                                                                  ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    1,483,262       2,079,980       3,769,201
      Contract terminations, withdrawal payments and charges:         (170,909)     (4,266,369)     (5,044,420)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0            (815)           (668)
      Annuity benefit payments:                                              0         (15,676)        (15,202)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,312,353      (2,202,880)     (1,291,089)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................      1,480,553         820,666       2,820,184
Net assets at the beginning of year (note 1) ..................        635,967      17,877,948      13,384,834
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................      2,116,520      18,698,614      16,205,018
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------------
                                                                      MFS            MFS            MFS
                                                                   INVESTORS       MID CAP          NEW            MFS
                                                                  GROWTH STOCK      GROWTH       DISCOVERY        VALUE
                                                                  ------------   ------------   ------------   ------------
Operations:
      Investment income (loss) - net ..........................   $    (8,076)        (4,749)       (35,283)       (15,771)
      Net realized gains (losses) on investments ..............         1,406         16,211        210,170          1,207
      Net change in unrealized appreciation or depreciation
           on investments .....................................       116,595         73,827        479,483        344,065
                                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       109,925         85,289        654,370        329,501
                                                                  -----------    -----------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                   1,175,023        900,999      6,999,657      1,412,925
      Contract terminations, withdrawal payments and charges:         (21,587)      (147,576)    (2,701,157)      (124,356)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0              0           (154)             0
      Annuity benefit payments:                                             0              0        (13,358)             0
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..     1,153,436        753,423      4,284,988      1,288,569
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets .............................     1,263,361        838,712      4,939,358      1,618,070
Net assets at the beginning of year (note 1) ..................       199,463         94,371        919,016        709,389
                                                                  -----------    -----------    -----------    -----------
Net assets at the end of year .................................   $ 1,462,824        933,083      5,858,374      2,327,459
                                                                  ===========    ===========    ===========    ===========

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------
                                                                  OPPENHEIMER                   OPPENHEIMER
                                                                     CAPITAL     OPPENHEIMER   INTERNATIONAL
                                                                  APPRECIATION   HIGH INCOME      GROWTH
                                                                  ------------   ------------  -------------
Operations:
      Investment income (loss) - net ..........................       (13,058)        61,953         (5,608)
      Net realized gains (losses) on investments ..............        53,109         81,438        137,308
      Net change in unrealized appreciation or depreciation
           on investments .....................................       260,661        449,318        230,784
                                                                  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       300,712        592,709        362,484
                                                                  -----------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                   1,840,728      7,290,560      4,311,740
      Contract terminations, withdrawal payments and charges:        (364,617)    (1,045,886)    (3,008,900)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0           (344)             0
      Annuity benefit payments:                                             0        (22,840)             0
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..     1,476,111      6,221,490      1,302,840
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets .............................     1,776,823      6,814,199      1,665,324
Net assets at the beginning of year (note 1) ..................       722,898      1,000,841        230,222
                                                                  -----------    -----------    -----------
Net assets at the end of year .................................     2,499,721      7,815,040      1,895,546
                                                                  ===========    ===========    ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------------
                                                                   PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT
                                                                   GROWTH AND   INTERNATIONAL       NEW            NEW
                                                                     INCOME         EQUITY     OPPORTUNITIES      VALUE
                                                                  ------------  -------------  -------------   ------------
Operations:
      Investment income (loss) - net ..........................   $    (2,599)       (29,843)        (2,153)        (2,834)
      Net realized gains (losses) on investments ..............        12,351        193,893          8,090         16,068
      Net change in unrealized appreciation or depreciation
           on investments .....................................       179,755        996,407         34,101        122,395
                                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       189,507      1,160,457         40,038        135,629
                                                                  -----------    -----------    -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                     964,364      7,044,634        234,688        807,274
      Contract terminations, withdrawal payments and charges:        (161,395)    (2,230,708)       (47,106)      (190,050)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0           (103)             0              0
      Annuity benefit payments:                                             0         (4,579)             0              0
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..       802,969      4,809,244        187,582        617,224
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets .............................       992,476      5,969,701        227,620        752,853
Net assets at the beginning of year (note 1) ..................       241,935      1,302,512         67,578        137,040
                                                                  -----------    -----------    -----------    -----------
Net assets at the end of year .................................   $ 1,234,411      7,272,213        295,198        889,893
                                                                  ===========    ===========    ===========    ===========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------
                                                                                  VAN KAMPEN     VAN KAMPEN
                                                                   PUTNAM VT      GROWTH AND      EMERGING
                                                                    VOYAGER         INCOME         GROWTH
                                                                  ------------   ------------   ------------
Operations:
      Investment income (loss) - net ..........................        (4,162)        (1,137)          (412)
      Net realized gains (losses) on investments ..............         2,826          4,253          2,666
      Net change in unrealized appreciation or depreciation
           on investments .....................................        74,628         27,366          2,864
                                                                  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................        73,292         30,482          5,118
                                                                  -----------    -----------    -----------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                     430,833        245,083        182,632
      Contract terminations, withdrawal payments and charges:         (46,972)       (22,786)       (44,965)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0              0              0
      Annuity benefit payments:                                             0              0              0
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..       383,861        222,297        137,667
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets .............................       457,153        252,779        142,785
Net assets at the beginning of year (note 1) ..................       178,094              0              0
                                                                  -----------    -----------    -----------
Net assets at the end of year .................................       635,247        252,779        142,785
                                                                  ===========    ===========    ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                                 WADDELL & REED
                                                                   VAN KAMPEN    WADDELL & REED  WADDELL & REED     SMALL CAP
                                                                    COMSTOCK         GROWTH        CORE EQUITY       GROWTH
                                                                  -------------  --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................   $     (5,259)     (2,205,880)        (58,631)       (837,293)
      Net realized gains (losses) on investments ..............          2,455     (88,764,482)     (1,297,263)     (6,760,723)
      Net change in unrealized appreciation or depreciation
           on investments .....................................        146,053     128,776,175       3,307,709      33,657,567
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................        143,249      37,805,813       1,951,815      26,059,551
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    1,373,168      86,902,649         911,177       3,491,413
      Contract terminations, withdrawal payments and charges:           (8,768)   (113,914,219)     (3,014,411)     (9,472,952)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0         (11,557)         (1,449)         (8,765)
      Annuity benefit payments:                                              0        (346,937)        (66,997)       (158,754)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,364,400     (27,370,064)     (2,171,680)     (6,149,058)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      1,507,649      10,435,749        (219,865)     19,910,493
Net assets at the beginning of year (note 1) ..................              0     181,641,666      11,773,521      61,064,365
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $  1,507,649     192,077,415      11,553,656      80,974,858
                                                                  ============    ============    ============    ============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------------

                                                                  WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                     BALANCED     INTERNATIONAL II  INTERNATIONAL
                                                                  --------------  ----------------  --------------
Operations:
      Investment income (loss) - net ..........................      (1,360,109)         759,165           10,918
      Net realized gains (losses) on investments ..............     (12,222,105)      (4,278,642)          28,165
      Net change in unrealized appreciation or depreciation
           on investments .....................................      56,301,546       48,964,735           43,921
                                                                   ------------     ------------     ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      42,719,332       45,445,258           83,004
                                                                   ------------     ------------     ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                     4,918,321       16,103,181        1,270,603
      Contract terminations, withdrawal payments and charges:       (42,891,187)     (23,594,918)        (404,165)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                   (16,994)         (10,104)               0
      Annuity benefit payments:                                        (571,573)        (256,744)               0
                                                                   ------------     ------------     ------------
Increase (decrease) in net assets from contract transactions ..     (38,561,433)      (7,758,585)         866,438
                                                                   ------------     ------------     ------------
Increase (decrease) in net assets .............................       4,157,899       37,686,673          949,442
Net assets at the beginning of year (note 1) ..................     242,638,047      107,934,334                0
                                                                   ------------     ------------     ------------
Net assets at the end of year .................................     246,795,946      145,621,007          949,442
                                                                   ============     ============     ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                   MICRO-CAP       SMALL CAP     WADDELL & REED
                                                                     GROWTH          VALUE            VALUE
                                                                 --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................   $   (217,384)       (355,179)       (430,071)
      Net realized gains (losses) on investments ..............     (2,333,470)       (133,644)     (2,173,226)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      9,752,268      11,946,918      17,016,577
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations      7,201,414      11,458,095      14,413,280
                                                                  ------------    ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                    5,059,070       6,236,254       2,043,198
      Contract terminations, withdrawal payments and charges:       (3,257,690)     (5,837,019)    (10,310,306)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                     (587)         (3,543)         (8,089)
      Annuity benefit payments:                                        (33,498)        (67,365)       (161,947)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,767,295         328,327      (8,437,144)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................      8,968,709      11,786,422       5,976,136
Net assets at the beginning of year (note 1) ..................     14,309,710      25,038,865      62,482,210
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................   $ 23,278,419      36,825,287      68,458,346
                                                                  ============    ============    ============

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                    SCIENCE &         ASSET
                                                                   TECHNOLOGY       STRATEGY
                                                                 --------------  --------------
Operations:
      Investment income (loss) - net ..........................           (670)          4,997
      Net realized gains (losses) on investments ..............         (4,419)          1,284
      Net change in unrealized appreciation or depreciation
           on investments .....................................         14,363          13,645
                                                                  ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................          9,274          19,926
                                                                  ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                      494,145         446,150
      Contract terminations, withdrawal payments and charges:          (96,735)         (1,330)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0               0
      Annuity benefit payments:                                              0               0
                                                                  ------------    ------------
Increase (decrease) in net assets from contract transactions ..        397,410         444,820
                                                                  ------------    ------------
Increase (decrease) in net assets .............................        406,684         464,746
Net assets at the beginning of year (note 1) ..................              0               0
                                                                  ------------    ------------
Net assets at the end of year .................................        406,684         464,746
                                                                  ============    ============

See accompanying notes to the financial statements

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------------------------------
                                                                                                        MONEY            ASSET
                                                                         GROWTH          BOND           MARKET         ALLOCATION
                                                                     -------------   -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................  $  (1,525,516)     (1,762,404)         13,514      (3,543,713)
     Net realized gains (losses) on investments ...................    (22,158,408)        205,766               -     (24,807,615)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (16,216,894)     14,006,678               -      (3,425,445)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (39,900,818)     12,450,040          13,514     (31,776,773)
                                                                     -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      5,113,529      14,641,960      33,465,439       8,330,127
        MultiOption Classic/Achiever ..............................      3,810,010      16,391,610      29,410,501       3,864,951
        MegAnnuity ................................................      1,006,220         833,407       1,494,892         916,097
        Adjustable Income Annuity .................................              -               -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (27,912,531)    (23,297,474)    (39,531,813)    (66,513,900)
        MultiOption Classic/Achiever ..............................     (2,317,377)     (5,658,069)    (29,530,608)     (4,614,014)
        MegAnnuity ................................................     (1,449,265)     (1,411,680)     (2,606,453)     (1,254,978)
        Adjustable Income Annuity .................................              -               -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (6,552)         (1,085)           (278)         32,320
        MultiOption Classic/Achiever ..............................             22             943               -         (22,941)
        MegAnnuity ................................................            (14)           (108)              -            (134)
        Adjustable Income Annuity .................................              -               -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (204,395)       (244,576)        (28,023)       (578,068)
        MultiOption Classic/Achiever ..............................        (25,461)       (140,377)         (9,817)        (15,390)
        MegAnnuity ................................................         (2,828)         (2,078)              -         (22,161)
        Adjustable Income Annuity .................................              -               -               -               -
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (21,988,642)      1,112,473      (7,336,160)    (59,878,091)
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets .................................    (61,889,460)     13,562,513      (7,322,646)    (91,654,864)

Net assets at the beginning of year ...............................    159,860,949     136,717,695      73,086,827     334,282,742
                                                                     -------------   -------------   -------------   -------------

Net assets at the end of year (a) .................................  $  97,971,489     150,280,208      65,764,181     242,627,878
                                                                     =============   =============   =============   =============

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------------
                                                                          MORTGAGE        INDEX           CAPITAL
                                                                         SECURITIES        500          APPRECIATION
                                                                       -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................       (1,826,007)     (2,744,271)     (1,343,431)
     Net realized gains (losses) on investments ...................        1,401,254      (4,303,855)    (24,069,464)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       12,190,846     (56,842,987)    (21,130,782)
                                                                       -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...       11,766,093     (63,891,113)    (46,543,677)
                                                                       -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................       27,403,485      10,526,532       3,979,552
        MultiOption Classic/Achiever ..............................       19,848,768       7,447,258       1,531,118
        MegAnnuity ................................................        1,947,384       2,504,984         364,337
        Adjustable Income Annuity .................................                -       8,378,980               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................      (23,774,762)    (43,541,872)    (26,069,506)
        MultiOption Classic/Achiever ..............................       (6,853,379)     (4,326,467)     (1,376,682)
        MegAnnuity ................................................       (1,328,348)     (3,259,768)     (1,145,150)
        Adjustable Income Annuity .................................                -        (635,709)              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................               13         (26,549)         (7,538)
        MultiOption Classic/Achiever ..............................            1,632         (10,962)             (9)
        MegAnnuity ................................................               14            (231)            (13)
        Adjustable Income Annuity .................................                -        (286,737)              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................         (221,692)       (408,779)       (178,991)
        MultiOption Classic/Achiever ..............................          (36,594)        (84,960)        (16,528)
        MegAnnuity ................................................           (2,723)         (2,648)         (1,771)
        Adjustable Income Annuity .................................                -      (1,886,175)              -
                                                                       -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......       16,983,799     (25,613,103)    (22,921,181)
                                                                       -------------   -------------   -------------

Increase (decrease) in net assets .................................       28,749,892     (89,504,216)    (69,464,858)

Net assets at the beginning of year ...............................      136,919,160     283,002,183     153,135,035
                                                                       -------------   -------------   -------------

Net assets at the end of year (a) .................................      165,669,052     193,497,967      83,670,177
                                                                       =============   =============   =============

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------
                                                                                                       MATURING
                                                                                        SMALL         GOVERNMENT
                                                                     INTERNATIONAL     COMPANY           BOND
                                                                         STOCK          GROWTH          2002(a)
                                                                     -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................  $  (1,646,115)       (970,417)        150,655
     Net realized gains (losses) on investments ...................     (7,762,264)    (13,556,133)        432,096
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (17,424,174)    (18,824,843)        (58,792)
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (26,832,553)    (33,351,393)        523,959
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      4,979,206       3,811,190         107,571
        MultiOption Classic/Achiever ..............................      4,680,883       1,975,757          10,722
        MegAnnuity ................................................      2,222,582         626,047             194
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (27,398,665)    (15,923,208)     (7,417,060)
        MultiOption Classic/Achiever ..............................     (1,765,686)     (1,426,138)       (392,425)
        MegAnnuity ................................................     (2,525,234)       (815,318)       (525,208)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (8,616)         (8,196)            (39)
        MultiOption Classic/Achiever ..............................        (13,784)            208               -
        MegAnnuity ................................................           (292)            (27)             (2)
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (252,522)       (172,097)           (567)
        MultiOption Classic/Achiever ..............................        (15,906)         (3,995)              -
        MegAnnuity ................................................         (9,953)           (785)         (1,388)
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (20,107,987)    (11,936,562)     (8,218,202)
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................    (46,940,540)    (45,287,955)     (7,694,243)

Net assets at the beginning of year ...............................    154,874,874     106,352,320       7,694,243
                                                                     -------------   -------------   -------------

Net assets at the end of year (b) .................................  $ 107,934,334      61,064,365               -
                                                                     =============   =============   =============

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------
                                                                        MATURING       MATURING
                                                                       GOVERNMENT     GOVERNMENT
                                                                         BOND            BOND            VALUE
                                                                         2006            2010            STOCK
                                                                     -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................       (110,045)        (81,648)       (925,405)
     Net realized gains (losses) on investments ...................        136,571         131,258      (3,476,643)
     Net change in unrealized appreciation or depreciation
        of investments ............................................        998,924       1,012,665      (8,880,656)
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...      1,025,450       1,062,275     (13,282,704)
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      2,765,964       4,197,923       4,503,789
        MultiOption Classic/Achiever ..............................         31,135         215,245       2,350,875
        MegAnnuity ................................................         45,551          90,202         634,147
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................     (1,796,282)     (1,884,428)    (14,973,362)
        MultiOption Classic/Achiever ..............................        (18,848)        (39,930)     (1,257,461)
        MegAnnuity ................................................        (61,183)        (94,645)       (677,795)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (2,086)         (2,047)         (6,473)
        MultiOption Classic/Achiever ..............................              -               -             110
        MegAnnuity ................................................            (19)              -             (31)
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................        (31,266)        (30,857)       (177,209)
        MultiOption Classic/Achiever ..............................              -               -         (11,491)
        MegAnnuity ................................................         (3,268)              -            (928)
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......        929,698       2,451,463      (9,615,829)
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................      1,955,148       3,513,738     (22,898,533)

Net assets at the beginning of year ...............................      8,692,552       5,840,469      85,380,743
                                                                     -------------   -------------   -------------

Net assets at the end of year (b) .................................     10,647,700       9,354,207      62,482,210
                                                                     =============   =============   =============

(a) For the period January 1, 2002 to September 20, 2002. Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

(b) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY         GLOBAL        INDEX 400      MACRO-CAP
                                                                        VALUE           BOND          MID-CAP        VALUE
                                                                     ------------   ------------   ------------   ------------
Operations:
     Investment income (loss) - net ...............................  $   (360,108)      (398,500)      (261,980)      (181,165)
     Net realized gains (losses) on investments ...................      (250,398)       130,843       (898,757)    (1,360,913)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (6,749,521)     6,432,594     (2,749,792)    (3,590,410)
                                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...    (7,360,027)     6,164,937     (3,910,529)    (5,132,488)
                                                                     ------------   ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     8,540,822      3,593,635      3,969,296      1,953,217
        MultiOption Classic/Achiever ..............................     5,606,443      4,079,790      2,308,787      1,293,981
        MegAnnuity ................................................     1,234,440        466,670        606,665         71,975
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (7,275,179)    (3,123,490)    (5,050,950)    (3,160,396)
        MultiOption Classic/Achiever ..............................    (2,001,706)    (1,526,044)    (1,433,934)      (591,570)
        MegAnnuity ................................................      (752,832)      (106,537)      (482,956)       (28,257)
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (2,840)          (109)          (161)           532
        MultiOption Classic/Achiever ..............................           389          1,058             70            975
        MegAnnuity ................................................             -            (43)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (45,453)       (24,396)       (22,585)       (25,532)
        MultiOption Classic/Achiever ..............................       (25,120)        (8,720)       (18,898)       (25,862)
        MegAnnuity ................................................            (4)          (413)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets from contract transactions ......     5,278,960      3,351,401       (124,666)      (510,937)
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets .................................    (2,081,067)     9,516,338     (4,035,195)    (5,643,425)

Net assets at the beginning of period .............................    27,119,932     36,124,400     21,884,881     17,416,946
                                                                     ------------   ------------   ------------   ------------

Net assets at the end of period (a) ...............................  $ 25,038,865     45,640,738     17,849,686     11,773,521
                                                                     ============   ============   ============   ============

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                                        REAL           AIM
                                                                       MICRO-CAP       ESTATE       AGGRESSIVE        AIM
                                                                        GROWTH       SECURITIES      GROWTH(b)    BALANCED(b)
                                                                     ------------   ------------   ------------   ------------
Operations:
     Investment income (loss) - net ...............................      (259,351)      (250,571)          (553)         3,376
     Net realized gains (losses) on investments ...................    (3,675,932)       117,440            (54)          (147)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (8,604,851)       540,351         (1,824)        (5,290)
                                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...   (12,540,134)       407,220         (2,431)        (2,061)
                                                                     ------------   ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     1,687,182     11,069,990              -              -
        MultiOption Classic/Achiever ..............................     1,227,600      6,876,313        159,803        193,962
        MegAnnuity ................................................       239,614        823,760              -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (4,814,148)    (3,538,893)             -              -
        MultiOption Classic/Achiever ..............................    (1,084,636)    (1,674,656)        (3,815)       (17,720)
        MegAnnuity ................................................      (108,273)      (299,935)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................          (333)          (245)             -              -
        MultiOption Classic/Achiever ..............................       (10,721)           454              -              -
        MegAnnuity ................................................             -              1              -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (22,334)       (16,227)             -              -
        MultiOption Classic/Achiever ..............................       (14,238)        (9,475)             -              -
        MegAnnuity ................................................           (21)            (9)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets from contract transactions ......    (2,900,308)    13,231,078        155,988        176,242
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets .................................   (15,440,442)    13,638,298        153,557        174,181

Net assets at the beginning of period .............................    29,750,152     12,378,669              -              -
                                                                     ------------   ------------   ------------   ------------

Net assets at the end of period (a) ...............................    14,309,710     26,016,967        153,557        174,181
                                                                     ============   ============   ============   ============

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------------------
                                                                        AIM
                                                                        DENT           AIM          AMERICAN        AMERICAN
                                                                     DEMOGRAPHIC     PREMIER      CENTURY INCOME     CENTURY
                                                                      TRENDS(b)     EQUITY(b)     AND GROWTH(b)      ULTRA(b)
                                                                     -----------   -----------     -----------     -----------
Operations:
     Investment income (loss) - net ...............................  $      (248)          216            (920)         (7,376)
     Net realized gains (losses) on investments ...................       (1,015)          (52)           (328)        (11,545)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (5,261)       (8,730)        (10,671)       (166,615)
                                                                     -----------   -----------     -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (6,524)       (8,566)        (11,919)       (185,536)
                                                                     -----------   -----------     -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................       49,014       265,581         239,070       2,783,803
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................       (9,984)         (396)         (4,809)       (672,774)
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................            -             -               -             219
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................            -             -               -         (33,548)
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
                                                                     -----------   -----------     -----------     -----------

Increase (decrease) in net assets from contract transactions ......       39,030       265,185         234,261       2,077,700
                                                                     -----------   -----------     -----------     -----------

Increase (decrease) in net assets .................................       32,506       256,619         222,342       1,892,164

Net assets at the beginning of period .............................            -             -               -               -
                                                                     -----------   -----------     -----------     -----------

Net assets at the end of period (a) ...............................  $    32,506       256,619         222,342       1,892,164
                                                                     ===========   ===========     ===========     ===========

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------
                                                                                    CREDIT SUISSE
                                                                      AMERICAN         GLOBAL
                                                                      CENTURY        POST-VENTURE  FIDELITY VIP
                                                                      VALUE(b)         CAPITAL     CONTRAFUND
                                                                     -----------     -----------   -----------
Operations:
     Investment income (loss) - net ...............................       (2,414)        (10,762)     (132,892)
     Net realized gains (losses) on investments ...................       (5,060)       (124,373)   (1,216,999)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (8,017)       (212,004)     (936,048)
                                                                     -----------     -----------   -----------

Net increase (decrease) in net assets resulting from operations ...      (15,491)       (347,139)   (2,285,939)
                                                                     -----------     -----------   -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -          70,527     3,591,239
        MultiOption Classic/Achiever ..............................      589,543         139,860     3,959,363
        MegAnnuity ................................................            -           1,201       119,315
        Adjustable Income Annuity .................................            -               -             -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -         (94,342)   (3,782,378)
        MultiOption Classic/Achiever ..............................      (50,164)       (114,446)   (1,257,360)
        MegAnnuity ................................................            -            (747)     (110,352)
        Adjustable Income Annuity .................................            -               -             -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -               -           304
        MultiOption Classic/Achiever ..............................            -               -            72
        MegAnnuity ................................................            -               -             -
        Adjustable Income Annuity .................................            -               -             -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -               -       (18,250)
        MultiOption Classic/Achiever ..............................            -               -        (6,746)
        MegAnnuity ................................................            -               -             -
        Adjustable Income Annuity .................................            -               -             -
                                                                     -----------     -----------   -----------

Increase (decrease) in net assets from contract transactions ......      539,379           2,053     2,495,207
                                                                     -----------     -----------   -----------

Increase (decrease) in net assets .................................      523,888        (345,086)      209,268

Net assets at the beginning of period .............................            -         985,138    21,501,171
                                                                     -----------     -----------   -----------

Net assets at the end of period (a) ...............................      523,888         640,052    21,710,439
                                                                     ===========     ===========   ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                                                     FRANKLIN
                                                                       FIDELITY        FIDELITY      LARGE CAP
                                                                         VIP             VIP          GROWTH        FRANKLIN
                                                                     EQUITY-INCOME     MID CAP     SECURITIES(b)    SMALL CAP
                                                                     -------------   -----------   -------------   -----------
Operations:
     Investment income (loss) - net ...............................   $    37,542        (97,087)          (660)       (75,596)
     Net realized gains (losses) on investments ...................      (786,907)      (268,730)          (708)      (531,330)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (4,706,291)    (2,255,655)       (11,328)    (1,846,492)
                                                                      -----------    -----------    -----------    -----------

Net increase (decrease) in net assets resulting from operations ...    (5,455,656)    (2,621,472)       (12,696)    (2,453,418)
                                                                      -----------    -----------    -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     6,929,861      3,751,016              -      2,128,133
        MultiOption Classic/Achiever ..............................     9,353,885      4,301,681        224,580      2,323,315
        MegAnnuity ................................................       198,398        192,701              -        182,576
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (4,717,354)    (4,117,280)             -       (837,217)
        MultiOption Classic/Achiever ..............................    (2,493,566)    (1,605,764)       (11,676)      (554,305)
        MegAnnuity ................................................      (118,862)      (117,261)             -        (35,407)
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................           (51)       (11,443)             -             54
        MultiOption Classic/Achiever ..............................           176            954              -              -
        MegAnnuity ................................................             1              1              -             (1)
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (18,304)       (11,951)             -         (9,744)
        MultiOption Classic/Achiever ..............................       (46,200)       (19,705)             -           (102)
        MegAnnuity ................................................           (81)           (28)             -            (25)
        Adjustable Income Annuity .................................             -              -              -              -
                                                                      -----------    -----------    -----------    -----------

Increase (decrease) in net assets from contract transactions ......     9,087,903      2,362,921        212,904      3,197,277
                                                                      -----------    -----------    -----------    -----------

Increase (decrease) in net assets .................................     3,632,247       (258,551)       200,208        743,859

Net assets at the beginning of period .............................    23,587,152     20,984,737              -      6,852,986
                                                                      -----------    -----------    -----------    -----------

Net assets at the end of period (a) ...............................   $27,219,399     20,726,186        200,208      7,596,845
                                                                      ===========    ===========    ===========    ===========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                     ------------------------------------------
                                                                                     TEMPLETON
                                                                       FRANKLIN     DEVELOPING      TEMPLETON
                                                                     MUTUAL SHARES    MARKETS      GLOBAL ASSET
                                                                     SECURITIES(b)  SECURITIES    ALLOCATION(c)
                                                                     -------------  -----------   -------------
Operations:
     Investment income (loss) - net ...............................        (1,563)       16,223         12,985
     Net realized gains (losses) on investments ...................        (2,334)     (580,103)       (69,258)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (17,765)      400,725       (130,993)
                                                                      -----------   -----------    -----------

Net increase (decrease) in net assets resulting from operations ...       (21,662)     (163,155)      (187,266)
                                                                      -----------   -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................             -     1,009,325      1,134,895
        MultiOption Classic/Achiever ..............................       646,976       921,046      1,048,539
        MegAnnuity ................................................             -     1,704,737         81,891
        Adjustable Income Annuity .................................             -             -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................             -    (1,496,901)      (377,616)
        MultiOption Classic/Achiever ..............................       (58,983)     (532,641)      (236,225)
        MegAnnuity ................................................             -    (1,613,427)       (74,451)
        Adjustable Income Annuity .................................             -             -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................             -        (1,235)             -
        MultiOption Classic/Achiever ..............................             -           319             61
        MegAnnuity ................................................             -             -              -
        Adjustable Income Annuity .................................             -             -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................             -       (23,808)             -
        MultiOption Classic/Achiever ..............................             -        (2,776)        (1,727)
        MegAnnuity ................................................             -             -              -
        Adjustable Income Annuity .................................             -             -              -
                                                                      -----------   -----------    -----------

Increase (decrease) in net assets from contract transactions ......       587,993       (35,361)     1,575,367
                                                                      -----------   -----------    -----------

Increase (decrease) in net assets .................................       566,331      (198,516)     1,388,101

Net assets at the beginning of period .............................             -     7,847,819      2,219,608
                                                                      -----------   -----------    -----------

Net assets at the end of period (a) ...............................       566,331     7,649,303      3,607,709
                                                                      ===========   ===========    ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------------------------------
                                                                        JANUS           JANUS           JANUS            MFS
                                                                        ASPEN       ASPEN CAPITAL   INTERNATIONAL     INVESTORS
                                                                     BALANCED(b)     APPRECIATION      GROWTH      GROWTH STOCK(b)
                                                                     -----------     ------------    -----------   ---------------
Operations:
     Investment income (loss) - net ...............................  $     5,351        (211,423)       (106,817)           (988)
     Net realized gains (losses) on investments ...................         (484)     (3,735,309)     (3,523,629)         (3,230)
     Net change in unrealized appreciation or depreciation
        of investments ............................................      (13,494)       (269,695)     (1,459,271)        (13,676)
                                                                     -----------     -----------     -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (8,627)     (4,216,427)     (5,089,717)        (17,894)
                                                                     -----------     -----------     -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -       1,472,984       1,301,762               -
        MultiOption Classic/Achiever ..............................      667,452       1,789,302       1,951,651         250,580
        MegAnnuity ................................................            -         175,773         225,662               -
        Adjustable Income Annuity .................................            -               -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -      (4,075,915)     (2,906,461)              -
        MultiOption Classic/Achiever ..............................      (22,858)     (1,400,914)     (1,050,985)        (33,223)
        MegAnnuity ................................................            -        (174,595)       (223,205)              -
        Adjustable Income Annuity .................................            -               -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -              81            (292)              -
        MultiOption Classic/Achiever ..............................            -             650             378               -
        MegAnnuity ................................................            -              (1)              1               -
        Adjustable Income Annuity .................................            -               -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -          (9,333)        (10,219)              -
        MultiOption Classic/Achiever ..............................            -          (7,791)         (8,804)              -
        MegAnnuity ................................................            -             (97)            (52)              -
        Adjustable Income Annuity .................................            -               -               -               -
                                                                     -----------     -----------     -----------     -----------

Increase (decrease) in net assets from contract transactions ......      644,594      (2,229,856)       (720,564)        217,357
                                                                     -----------     -----------     -----------     -----------

Increase (decrease) in net assets .................................      635,967      (6,446,283)     (5,810,281)        199,463

Net assets at the beginning of period .............................            -      24,324,231      19,195,115               -
                                                                     -----------     -----------     -----------     -----------

Net assets at the end of period (a) ...............................  $   635,967      17,877,948      13,384,834         199,463
                                                                     ===========     ===========     ===========     ===========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------
                                                                        MFS            MFS
                                                                      MID CAP          NEW             MFS
                                                                      GROWTH(b)    DISCOVERY(b)      VALUE(b)
                                                                     -----------   ------------    -----------
Operations:
     Investment income (loss) - net ...............................         (446)       (4,186)         (2,349)
     Net realized gains (losses) on investments ...................          (90)       (6,862)         (3,483)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (4,483)      (78,373)         (6,510)
                                                                     -----------   -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (5,019)      (89,421)        (12,342)
                                                                     -----------   -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................      100,175     1,197,409         775,325
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................         (785)     (180,947)        (53,594)
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................            -            81               -
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................            -        (8,106)              -
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
                                                                     -----------   -----------     -----------

Increase (decrease) in net assets from contract transactions ......       99,390     1,008,437         721,731
                                                                     -----------   -----------     -----------

Increase (decrease) in net assets .................................       94,371       919,016         709,389

Net assets at the beginning of period .............................            -             -               -
                                                                     -----------   -----------     -----------

Net assets at the end of period (a) ...............................       94,371       919,016         709,389
                                                                     ===========   ===========     ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------------------------
                                                                        OPPENHEIMER    OPPENHEIMER   OPPENHEIMER     PUTNAM VT
                                                                         CAPITAL          HIGH      INTERNATIONAL    GROWTH AND
                                                                      APPRECIATION(b)   INCOME(b)     GROWTH(b)      INCOME(b)
                                                                      ---------------  ----------     ----------     ----------

Operations:
     Investment income (loss) - net ................................    $   (3,494)        (5,499)        (1,080)        (1,026)
     Net realized gains (losses) on investments ....................        (2,893)        (5,564)          (323)          (556)
     Net change in unrealized appreciation or depreciation
        of investments .............................................        11,844          4,227        (24,704)          (633)
                                                                        ----------     ----------     ----------     ----------

Net increase (decrease) in net assets resulting from operations ....         5,457         (6,836)       (26,107)        (2,215)
                                                                        ----------     ----------     ----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................       753,576      1,494,097        257,290        258,559
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................       (36,135)      (464,103)          (961)       (14,409)
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................             -            126              -              -
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................             -        (22,443)             -              -
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
                                                                        ----------     ----------     ----------     ----------

Increase in net assets from contract transactions ..................       717,441      1,007,677        256,329        244,150
                                                                        ----------     ----------     ----------     ----------

Increase in net assets .............................................       722,898      1,000,841        230,222        241,935

Net assets at the beginning of period ..............................             -              -              -              -
                                                                        ----------     ----------     ----------     ----------

Net assets at the end of period (a) ................................    $  722,898      1,000,841        230,222        241,935
                                                                        ==========     ==========     ==========     ==========

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                        PUTNAM VT        PUTNAM VT      PUTNAM VT
                                                                      INTERNATIONAL         NEW            NEW
                                                                        GROWTH(b)    OPPORTUNITIES(b)    VALUE(b)
                                                                        ----------   ----------------   ----------

Operations:
     Investment income (loss) - net ................................        (5,487)            (301)          (713)
     Net realized gains (losses) on investments ....................        (5,226)               9         (1,053)
     Net change in unrealized appreciation or depreciation
        of investments .............................................       (58,746)          (2,419)        (7,892)
                                                                        ----------       ----------     ----------

Net increase (decrease) in net assets resulting from operations ....       (69,459)          (2,711)        (9,658)
                                                                        ----------       ----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................     1,664,080           71,252        151,411
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................      (281,742)            (963)        (4,713)
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................            44                -              -
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................       (10,411)               -              -
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
                                                                        ----------       ----------     ----------

Increase in net assets from contract transactions ..................     1,371,971           70,289        146,698
                                                                        ----------       ----------     ----------

Increase in net assets .............................................     1,302,512           67,578        137,040

Net assets at the beginning of period ..............................             -                -              -
                                                                        ----------       ----------     ----------

Net assets at the end of period (a) ................................     1,302,512           67,578        137,040
                                                                        ==========       ==========     ==========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                           -----------------------------------------
                                                                                            PUTNAM
                                                                                              VT
                                                                                           VOYAGER(b)
                                                                                           ----------
Operations:
     Investment income (loss) - net ...............................................        $    (808)
     Net realized gains (losses) on investments ...................................             (467)
     Net change in unrealized appreciation or depreciation
        of investments ............................................................          (10,744)
                                                                                           ---------

Net increase (decrease) in net assets resulting from operations ...................          (12,019)
                                                                                           ---------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................          203,125
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................          (13,012)
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................                -
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................                -
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
                                                                                           ---------

Increase in net assets from contract transactions .................................          190,113
                                                                                           ---------

Increase in net assets ............................................................          178,094

Net assets at the beginning of period .............................................                -
                                                                                           ---------

Net assets at the end of period (a) ...............................................        $ 178,094
                                                                                           =========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts consisting of fifty-four segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Acheiver (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the fifty-four segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except International Bond Portfolio which is non-diversified), open-end management investment company.

On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Value were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Value, respectively.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy segregated sub-accounts are invested in shares of the Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends Fund, and AIM V.I. Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of American Century Income and Growth, American Century Ultra, and American Century Value Funds of the American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of VIP Contrafund, VIP Equity Income, and VIP Mid Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, and Templeton Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus International Growth Porfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust; Class 2 shares of Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock of Van Kampen Funds; Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Portfolios of Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

         INVESTMENTS IN UNDERLYING FUNDS

         Investments in shares of the Underlying Fund are stated at market value which is the net asset value per share as determined daily by the Underlying Fund. Investment transactions are recorded on a trade date basis. Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material. All dividend distributions received from the Underlying Fund are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

         FEDERAL INCOME TAXES

         The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

         CONTRACTS IN ANNUITY PAYMENT PERIOD

         MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER AND MULTIOPTION ADVISOR:

         Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

         MEGANNUITY:

         Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

         ADJUSTABLE INCOME ANNUITY:

         Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

         MULTIOPTION FLEX/SINGLE/SELECT:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2003 and 2002, contingent deferred sales charges totaled $1,476,773 and $2,666,946, respectively.

         MULTIOPTION CLASSIC/ACHIEVER:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2003 and 2002, contingent deferred sales charges totaled $773,089 and $843,907, respectively.

         Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2003 and 2002.

         Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

         MULTIOPTION ADVISOR:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to between 0.0 and 1.45 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2003.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charges were imposed for the year ended December 31, 2003.

         Certain options have guaranteed minimum death or income benefits. These options mortality and expense charges range from 1.35 % to 2.65 %. There are no additional fees and charges associated with these guarantees.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

         MEGANNUITY:

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than
         0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2003 and 2002.

         ADJUSTABLE INCOME ANNUITY:

         The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

         Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

                  A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $19,591, respectively.

                  A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $44,944, respectively.

                  A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $963, respectively.

         OTHER:

         To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02% of net assets to State Street, Inc. for daily fund accounting services.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(4)      INVESTMENT TRANSACTIONS

         The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2003:

Advantus Bond                               $24,513,118
Advantus Money Market                        35,142,059
Advantus Mortgage Securities                 19,413,018
Advantus Index 500                           33,199,535
Advantus Maturing Government Bond 2006        1,612,771
Advantus Maturing Government Bond 2010        1,616,233
Advantus International Bond                   8,635,070
Advantus Index 400 Mid-Cap                   11,338,237
Advantus Real Estate Securities              11,754,910
AIM V.I. Aggressive Growth                      770,057
AIM V.I. Balanced                             1,152,044
AIM V.I. Dent Demographic Trends                587,215
AIM V.I. Premier Equity                         349,532
American Century Income and Growth            2,039,602
American Century Ultra                       12,402,568
American Century Value                        2,051,352
Credit Suisse Global Post-Venture Capital     1,126,411
Fidelity VIP Contrafund                       8,754,137
Fidelity VIP Equity Income                   24,217,996
Fidelity VIP Mid Cap                          7,260,891
Franklin Large Cap Growth Securities            928,722
Franklin Small Cap                            4,039,505
Franklin Mutual Shares Securities             1,957,203
Templeton Developing Markets Securities       9,212,011
Templeton Global Asset Allocation             2,166,845
Janus Aspen Balanced                          1,511,168
Janus Aspen Capital Appreciation              2,122,730
Janus Aspen International Growth              3,905,111
MFS Investors Growth Stock                    1,175,023
MFS Mid Cap Growth                              900,999
MFS New Discovery                             6,999,657
MFS Value                                     1,414,616
Oppenheimer Capital Appreciation              1,843,039
Oppenheimer High Income                       7,396,809
Oppenheimer International Growth              4,315,686
Putnam VT Growth and Income                     971,332
Putnam VT International Equity                7,062,389
Putnam VT New Opportunities                     234,688
Putnam VT New Value                             809,929
Putnam VT Voyager                               431,644

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(4)      INVESTMENT TRANSACTIONS, CONTINUED

         The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2003:

Van Kampen Growth and Income             245,114
Van Kampen Emerging Growth               182,632
Van Kampen Comstock                    1,373,537
Waddell & Reed Growth                 86,904,564
Waddell & Reed Core Equity               992,251
Waddell & Reed Small Cap Growth        3,491,413
Waddell & Reed Balanced                6,521,170
Waddell & Reed International II       18,305,736
Waddell & Reed International           1,283,216
Waddell & Reed Micro-Cap Growth        5,059,070
Waddell & Reed Small Cap Value         6,236,254
Waddell & Reed Value                   2,390,181
Waddell & Reed Science & Technology      861,417
Waddell & Reed Asset Strategy            452,017

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

         Transactions in units for each segregated sub-account for the years ended December 31, 2003 and 2002 were as follows:

                                                                     SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------
                                                                                                           ADVANTUS
                                                              ADVANTUS       ADVANTUS       ADVANTUS       MATURING
                                              ADVANTUS         MONEY         MORTGAGE         INDEX       GOVERNMENT
                                                BOND           MARKET       SECURITIES         500         BOND 2006
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2001 .....................    57,780,185     46,433,132     62,749,113      77,262,312     4,864,034
      Contract purchase
          payments .......................    17,905,035     45,777,623     25,901,256      13,546,924     1,526,028
      Contract terminations, withdrawal
          payments and charges ...........   (13,263,772)   (49,673,672)   (14,173,844)    (18,730,313)   (1,025,895)
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2002 .....................    62,421,448     42,537,083     74,476,525      72,078,923     5,364,167
      Contract purchase
          payments .......................    22,118,352     30,005,084     15,524,618      46,108,530     1,031,587
      Contract terminations, withdrawal
          payments and charges ...........   (12,998,000)   (42,364,642)   (16,498,242)    (12,936,680)   (1,258,983)
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2003 .....................    71,541,800     30,177,525     73,502,901     105,250,773     5,136,771
                                             ===========    ===========    ===========    ============    ==========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------------
                                              ADVANTUS                                      ADVANTUS
                                              MATURING       ADVANTUS       ADVANTUS          REAL        AIM V.I.
                                             GOVERNMENT    INTERNATIONAL    INDEX 400        ESTATE      AGGRESSIVE
                                             BOND 2010         BOND          MID-CAP       SECURITIES      GROWTH
                                             ----------    -------------   -----------    -----------    ----------
Units outstanding at
   December 31, 2001 .....................    3,226,304      35,648,905     15,271,982     10,820,336            -
      Contract purchase
          payments .......................    2,267,005       7,569,619      5,217,050     14,913,520      205,827
      Contract terminations, withdrawal
          payments and charges ...........   (1,034,522)     (4,418,303)    (5,506,268)    (4,573,775)      (4,966)
                                             ----------     -----------    -----------    -----------     --------
Units outstanding at
   December 31, 2002 .....................    4,458,787      38,800,221     14,982,764     21,160,081      200,861
      Contract purchase
          payments .......................      919,817       7,485,878      9,104,377      8,728,667      772,424
      Contract terminations, withdrawal
          payments and charges ...........   (1,661,370)     (6,743,357)    (6,560,387)    (2,902,423)    (150,100)
                                             ----------     -----------    -----------    -----------     --------
Units outstanding at
    December 31, 2003 ....................    3,717,234      39,542,742     17,526,754     26,986,325      823,185
                                             ==========     ===========    ===========    ===========     ========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                                           AIM V.I.                     AMERICAN
                                                            DENT          AIM V.I.       CENTURY       AMERICAN
                                            AIM V.I.     DEMOGRAPHIC      PREMIER         INCOME        CENTURY
                                            BALANCED       TRENDS         EQUITY        AND GROWTH       ULTRA
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
   December 31, 2001 ..................             -              -              -              -              -
      Contract purchase
          payments ....................       222,483         55,977        333,835        276,920      2,453,161
      Contract terminations, withdrawal
          payments and charges ........       (20,302)       (11,878)          (507)        (5,847)      (684,568)
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
   December 31, 2002 ..................       202,181         44,099        333,328        271,073      1,768,593
      Contract purchase
          payments ....................     1,109,782        566,213        396,090      1,925,765     12,556,424
      Contract terminations, withdrawal
          payments and charges ........       (69,516)      (114,168)      (208,396)       (30,769)      (484,996)
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
    December 31, 2003 .................     1,242,447        496,144        521,022      2,166,069     13,840,021
                                          ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                             SEGREGATED SUB-ACCOUNTS
                                                     -----------------------------------------------------------------------
                                                                 CREDIT SUISSE
                                                      AMERICAN      GLOBAL
                                                      CENTURY     POST-VENTURE   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                       VALUE        CAPITAL       CONTRAFUND    EQUITY INCOME     MID CAP
                                                     ----------  -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2001 .............................            -     1,868,816     26,305,920      22,269,645     17,716,573
      Contract purchase
          payments ...............................      666,477       501,946     10,854,040      17,173,473      7,587,376
      Contract terminations, withdrawal
          payments and charges ...................      (58,878)     (501,466)    (7,432,995)     (8,612,637)    (5,802,521)
                                                     ----------    ----------    -----------      ----------    -----------
Units outstanding at
   December 31, 2002 .............................      607,599     1,869,296     29,726,965      30,830,481     19,501,428
      Contract purchase
          payments ...............................    2,033,778     2,527,952     10,077,080      24,422,335      6,656,494
      Contract terminations, withdrawal
          payments and charges ...................     (203,761)     (240,877)    (3,772,292)     (5,405,396)    (3,451,607)
                                                     ----------    ----------    -----------      ----------    -----------
 Units outstanding at
    December 31, 2003 ............................    2,437,616     4,156,371     36,031,753      49,847,420     22,706,315
                                                     ==========    ==========    ===========      ==========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                              SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------------
                                                      FRANKLIN                                     TEMPLETON
                                                     LARGE CAP                        FRANKLIN     DEVELOPING      TEMPLETON
                                                       GROWTH        FRANKLIN      MUTUAL SHARES     MARKETS      GLOBAL ASSET
                                                     SECURITIES      SMALL CAP      SECURITIES     SECURITIES      ALLOCATION
                                                     -----------    -----------    -------------   -----------    ------------
Units outstanding at
   December 31, 2001 .............................             -     10,082,739               -     13,906,056      2,557,131
      Contract purchase
          payments ...............................       258,418      8,875,245         739,223      6,569,990      2,705,650
      Contract terminations, withdrawal
          payments and charges ...................       (14,092)    (3,048,570)        (68,800)    (6,956,371)      (846,744)
                                                     -----------    -----------     -----------    -----------    -----------
Units outstanding at
   December 31, 2002 .............................       244,326     15,909,414         670,423     13,519,675      4,416,037
      Contract purchase
          payments ...............................       890,937      6,232,254       1,887,167     13,330,483      2,410,511
      Contract terminations, withdrawal
          payments and charges ...................       (49,011)    (2,490,698)       (113,461)   (12,251,148)    (1,172,646)
                                                     -----------    -----------     -----------    -----------    -----------
 Units outstanding at
    December 31, 2003 ............................     1,086,252     19,650,970       2,444,129     14,599,010      5,653,902
                                                     ===========    ===========     ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                               SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------
                                             JANUS         JANUS       JANUS ASPEN       MFS         MFS
                                             ASPEN     ASPEN CAPITAL  INTERNATIONAL   INVESTORS    MID CAP
                                            BALANCED   APPRECIATION      GROWTH      GROWTH STOCK   GROWTH
                                           ---------   -------------  -------------  ------------  --------
Units outstanding at
  December 31, 2001 .....................          -    38,811,457     30,574,683                         -
   Contract purchase payments ...........    714,492     6,828,683      7,354,568       295,169     134,019
   Contract terminations, withdrawal
    payments and charges ................    (24,852)  (10,931,006)    (8,724,021)      (40,532)     (1,118)
                                           ---------    ----------     ----------     ---------     -------
Units outstanding at
  December 31, 2002 .....................    689,640    34,709,134     29,205,230       254,637     132,901
   Contract purchase payments ...........  1,480,015     3,672,956      5,143,335     1,194,369     840,831
   Contract terminations, withdrawal
    payments and charges ................   (186,959)   (8,310,526)    (8,166,523)      (30,675)   (145,167)
                                           ---------    ----------     ----------     ---------     -------
Units outstanding at
  December 31, 2003 .....................  1,982,696    30,071,564     26,182,042     1,418,331     828,565
                                           =========    ==========     ==========     =========     =======

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                              MFS                  OPPENHEIMER                 OPPENHEIMER
                                              NEW         MFS        CAPITAL     OPPENHEIMER  INTERNATIONAL
                                           DISCOVERY     VALUE     APPRECIATION  HIGH INCOME      GROWTH
                                          ----------   ----------  ------------  -----------  -------------
Units outstanding at
 December 31, 2001 ......................          -           -            -             -             -
   Contract purchase payments ...........  1,266,929     914,789      936,775     1,149,099       324,337
   Contract terminations, withdrawal
    payments and charges ................   (193,480)    (62,466)     (46,370)     (474,751)       (1,242)
                                          ----------   ---------    ---------    ----------    ----------
Units outstanding at
 December 31, 2002 ......................  1,073,449     852,323      890,405       674,348       323,095
   Contract purchase payments ...........  6,263,564   1,456,085    1,823,069     6,944,098     4,549,914
   Contract terminations, withdrawal
    payments and charges ................ (2,319,827)   (160,067)    (406,169)   (1,018,191)   (3,285,133)
                                          ----------   ---------    ---------    ----------    ----------
Units outstanding at
 December 31, 2003 ......................  5,017,186   2,148,341    2,307,305     6,600,255     1,587,876
                                          ==========   =========    =========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                               SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT      PUTNAM VT     PUTNAM VT
                                           GROWTH AND  INTERNATIONAL       NEW           NEW      PUTNAM VT
                                             INCOME        EQUITY     OPPORTUNITIES     VALUE      VOYAGER
                                           ----------  -------------  --------------  ----------  ---------
Units outstanding at
 December 31, 2001 ......................          -             -             -              -          -
   Contract purchase payments ...........    315,107     1,712,133        90,054        170,555    244,102
   Contract terminations, withdrawal
    payments and charges ................    (18,218)     (294,091)       (1,195)        (6,022)   (16,088)
                                           ---------    ----------       -------       --------    -------
Units outstanding at
 December 31, 2002 ......................    296,889     1,418,042        88,859        164,533    228,014
   Contract purchase payments ...........    996,477     7,226,432       234,670        792,106    439,161
   Contract terminations, withdrawal
    payments and charges ................   (176,286)   (2,363,207)      (51,545)      (182,687)   (56,748)
                                           ---------    ----------       -------       --------    -------
Units outstanding at
 December 31, 2003 ......................  1,117,080     6,281,267       271,984        773,952    610,427
                                           =========    ==========       =======       ========    =======

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                 SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------
                                           VAN KAMPEN  VAN KAMPEN
                                           GROWTH AND   EMERGING   VAN KAMPEN  WADDELL & REED  WADDELL & REED
                                             INCOME      GROWTH     COMSTOCK     GROWTH (a)    CORE EQUITY (b)
                                           ----------  ----------  ----------  --------------  ---------------
Units outstanding at
 December 31, 2001 ......................         -           -            -    102,359,809      17,049,674
   Contract purchase payments ...........         -           -            -     12,283,734       3,945,403
   Contract terminations, withdrawal
    payments and charges ................         -           -            -    (24,944,657)     (4,681,662)
                                            -------     -------    ---------    -----------      ----------
Units outstanding at
 December 31, 2002 ......................         -           -            -     89,698,886      16,313,415
   Contract purchase payments ...........   228,854     158,958    1,241,148      1,221,828       1,732,339
   Contract terminations, withdrawal
    payments and charges ................   (20,556)    (39,359)     (11,992)   (10,946,677)     (4,307,522)
                                            -------     -------    ---------    -----------      ----------
Units outstanding at
 December 31, 2003 ......................   208,298     119,599    1,229,156     79,974,037      13,738,232
                                            =======     =======    =========    ===========      ==========

(a) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Macro-Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                           WADDELL & REED                                                        WADDELL & REED
                                             SMALL CAP     WADDELL & REED     WADDELL & REED     WADDELL & REED     MICRO-CAP
                                             GROWTH (a)     BALANCED (b)   INTERNATIONAL II (c)  INTERNATIONAL      GROWTH (d)
                                           --------------  --------------  --------------------  --------------  --------------
Units outstanding at
 December 31, 2001 ......................    58,874,540     115,815,207         77,650,129                 -       18,375,194
   Contract purchase payments ...........     5,343,235       7,790,241          8,852,804                 -        2,835,946
   Contract terminations, withdrawal
    payments and charges ................   (13,261,707)    (27,478,992)       (17,385,055)                -       (5,131,365)
                                            -----------     -----------        -----------         ---------       ----------
Units outstanding at
 December 31, 2002 ......................    50,956,068      96,126,456         69,117,878                 -       16,079,775
   Contract purchase payments ...........     4,159,253       6,168,927         14,829,981         1,222,148        4,816,043
   Contract terminations, withdrawal
    payments and charges ................    (7,027,498)    (16,164,468)       (14,737,011)         (380,216)      (3,402,377)
                                            -----------     -----------        -----------         ---------       ----------
Units outstanding at
 December 31, 2003 ......................    48,087,823      86,130,915         69,210,848           841,932       17,493,441
                                            ===========     ===========        ===========         =========       ==========

(a) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.

(c) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.

(d) Formerly Advantus Micro-Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

  (5)UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                              SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                             SMALL CAP     WADDELL & REED     SCIENCE &        ASSET
                                             VALUE (a)       VALUE (b)       TECHNOLOGY       STRATEGY
                                           --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2001 ......................    19,875,251      49,262,385              -              -
   Contract purchase payments ...........    11,562,425       5,904,394              -              -
   Contract terminations, withdrawal
    payments and charges ................    (8,411,739)    (10,990,802)             -              -
                                             ----------     -----------        -------        -------
Units outstanding at
 December 31, 2002 ......................    23,025,937      44,175,977              -              -
   Contract purchase payments ...........     5,665,523       2,546,317        811,365        439,894
   Contract terminations, withdrawal
    payments and charges ................    (5,133,731)     (6,829,522)      (441,586)          (405)
                                             ----------     -----------        -------        -------
Units outstanding at
 December 31, 2003 ......................    23,557,729      39,892,772        369,779        439,489
                                             ==========     ===========        =======        =======

(a) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                                   0.15% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                              For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                  ----------    ----------   -----------  -------------  ---------
Advantus Bond                              2003   $     3.38   $  4,465,876   1,323,019       0.00%           5.19%
                                           2002         3.21      4,874,956   1,509,934       0.00%          10.34%
                                           2001         2.91      4,999,814   1,709,084      10.87%           7.74%
Advantus Money Market                      2003         2.08      2,184,631   1,052,431       0.61%           0.46%
                                           2002         2.07      2,169,884   1,050,180       1.28%           1.13%
                                           2001         2.04      3,256,767   1,593,977       3.63%           3.63%
Advantus Mortgage Securities               2003         3.59      2,319,053     645,952       0.00%           4.00%
                                           2002         3.45      3,471,648     996,342       0.06%           9.50%
                                           2001         3.15      2,587,356     812,810      12.44%           8.81%
Advantus Index 500                         2003         4.48     12,641,704   2,819,730       0.00%          27.85%
                                           2002         3.51      9,407,193   2,672,983       0.00%         -22.48%
                                           2001         4.53     13,125,020   2,891,401       0.95%         -12.39%
Advantus Maturing Government Bond 2006     2003         2.18        790,342     362,989       0.00%           1.79%
                                           2002         2.14        830,177     371,760       0.00%          12.82%
                                           2001         1.90        753,127     383,557       5.92%           7.91%
Advantus Maturing Government Bond 2010     2003         2.39        101,944      42,667       0.00%           2.60%
                                           2002         2.33        150,032      64,426       0.08%          18.68%
                                           2001         1.96        130,343      66,425       7.17%           4.81%
Advantus International Bond                2003         1.49        857,251     574,356       0.00%          20.07%
                                           2002         1.24        499,023     400,367       0.15%          17.77%
                                           2001         1.06         95,555      89,097       1.10%          -1.66%
Advantus Index 400 Mid-Cap                 2003         1.74      1,202,341     689,419       0.00%          34.39%
                                           2002         1.30        570,339     439,481       0.00%         -15.16%
                                           2001         1.53        544,883     356,197       0.87%          -1.22%
Advantus Real Estate Securities            2003         1.71      1,145,980     669,137       0.00%          42.00%
                                           2002         1.21        804,596     666,006       0.01%           6.81%
                                           2001         1.13        278,318     246,482       5.44%           9.87%
Credit Suisse Global Post-Venture Capital  2003         0.52        128,088     246,390       0.00%          47.44%
                                           2002         0.35          2,519       7,145       0.00%         -34.26%
                                           2001         0.54          3,210       5,984      16.37%         -29.52%
Fidelity VIP Contrafund                    2003         0.96        471,400     491,589       0.29%          28.00%
                                           2002         0.75        279,938     373,678       0.78%          -9.74%
                                           2001         0.83        303,453     365,617       0.79%         -12.60%
Fidelity VIP Equity Income                 2003         1.15        490,895     425,493       1.43%          29.83%
                                           2002         0.89        308,457     344,939       1.52%         -17.28%
                                           2001         1.07        294,384     271,988       1.97%          -5.37%
Fidelity VIP Mid Cap                       2003         1.49        605,266     405,161       0.28%          38.04%
                                           2002         1.08        496,135     457,848       0.78%         -10.16%
                                           2001         1.20        478,596     396,693       0.00%          -3.66%
Franklin Small Cap                         2003         0.67        207,430     310,441       0.00%          37.04%
                                           2002         0.49        191,328     391,060       0.28%         -28.79%
                                           2001         0.68         88,304     127,846       0.22%         -15.37%
Templeton Developing Markets Securities    2003         0.80        318,978     398,778       0.73%          52.76%
                                           2002         0.52        214,527     409,691       1.56%          -0.30%
                                           2001         0.53        111,479     212,265       0.11%          -8.22%
Templeton Global Asset Allocation          2003         1.10        169,422     153,886       2.56%          31.76%
                                           2002         0.84         64,425      77,098       1.17%          -4.53%
                                           2001         0.88         59,144      67,571       0.23%         -10.08%
Janus Aspen Capital Appreciation           2003         0.64        393,661     613,591       0.24%          20.06%
                                           2002         0.53        334,031     622,761       0.31%         -16.05%
                                           2001         0.64        402,880     628,238       0.86%         -21.95%

                            VARIABLE ANNUITY ACCOUNT

                                                                   0.15% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Ne  Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Janus Aspen International Growth           2003      0.63          376,492      595,244       0.97%         34.33%
                                           2002      0.47          278,526      588,793       0.62%        -25.87%
                                           2001      0.64          325,995      510,863       0.68%        -23.54%
Waddell & Reed Growth (b)                  2003      2.89        9,165,037    3,168,835       0.00%         25.26%
                                           2002      2.31        3,477,642    1,657,162       0.00%        -25.55%
                                           2001      3.80        5,773,751    1,842,615       0.00%        -24.91%
Waddell & Reed Core Equity (c )            2003      0.95          293,669      307,576       0.71%         21.15%
                                           2002      0.79          271,502      344,497       0.00%        -28.25%
                                           2001      1.10          322,693      293,780       0.34%         -7.88%
Waddell & Reed Small Cap Growth (d)        2003      2.05        2,823,716    1,378,769       0.00%         47.76%
                                           2002      1.39        2,032,353    1,459,735       0.00%        -31.90%
                                           2001      2.04        3,281,690    1,605,262       0.00%        -14.83%
Waddell & Reed Balanced (e)                2003      3.58        5,010,981    1,398,209       0.64%         20.87%
                                           2002      2.96        5,213,603    1,646,647       0.00%         -9.12%
                                           2001      3.26        6,128,174    1,760,361       1.99%        -14.49%
Waddell & Reed International II (f)        2003      2.77        4,832,565    1,744,785       1.95%         46.63%
                                           2002      1.89        3,176,420    1,611,358       0.00%        -17.94%
                                           2001      2.30        4,259,122    1,775,314       4.13%        -11.34%
Waddell & Reed Micro-Cap Growth (g)        2003      1.43          544,599      380,788       0.00%         54.18%
                                           2002      0.93          333,236      359,196       0.00%        -43.73%
                                           2001      1.65          423,022      256,057       0.00%        -11.46%
Waddell & Reed Small Cap Value (h)         2003      1.60        1,256,237      783,072       0.00%         49.25%
                                           2002      1.07          921,384      856,647       0.00%        -20.10%
                                           2001      1.35          702,424      522,183       0.00%         15.41%
Waddell & Reed Value (i)                   2003      2.12        1,630,027      767,590       0.58%         26.87%
                                           2002      1.67        1,556,862      923,303       0.00%        -15.45%
                                           2001      1.98        1,912,245      958,634       1.19%        -10.59%

                            VARIABLE ANNUITY ACCOUNT

                                                                  0.95% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Advantus Index 500                         2003   $     1.70    $52,268,714   30,702,380      0.00%        26.84%
                                           2002         1.00     26,886,074   26,886,074      0.00%       -23.10%
                                           2001         1.75     28,292,680   16,209,845      0.00%       -13.08%

                                                                        1.20% VARIABLE ACCOUNT CHARGE**
                                                 -----------------------------------------------------------------------------
                                                                                          For the period from January 13, 2003
                                                                                            (commencement of operations) to
                                                          At December 31, 2003                      December 31, 2003
                                                 ---------------------------------------  ------------------------------------
                                                 Accumulation                   Units          Investment            Total
                                                  Unit Value    Net Assets   Outstanding      Income Ratio*        Return***
                                                 ------------  ------------  -----------  ---------------------  -------------
Advantus Bond                                        1.05      $  4,238,896    4,050,332          0.00%                4.48%
Advantus Money Market                                0.99         3,365,040    3,383,922          0.63%               -0.56%
Advantus Mortgage Securities                         1.03         2,691,147    2,612,510          0.00%                2.87%
Advantus Index 500                                   1.20         1,686,355    1,402,754          0.00%               19.51%
Advantus Index 400 Mid-Cap                           1.29           657,956      507,973          0.00%               29.12%
Advantus Real Estate Securities                      1.42         1,351,173      950,460          0.00%               42.11%
AIM V.I. Aggressive Growth                           1.23           169,988      138,031          0.00%               22.56%
AIM V.I. Balanced                                    1.12           292,356      260,103          2.73%               12.01%
AIM V.I. Dent Demographic Trends                     1.27           111,179       87,532          0.00%               26.38%
AIM V.I. Premier Equity                              1.17            44,419       37,859          0.26%               16.43%
American Century Income and Growth                   1.21           317,122      261,738          0.88%               20.47%
American Century Ultra                               1.18         2,784,736    2,352,141          0.00%               17.91%
American Century Value                               1.24           386,723      312,590          0.76%               23.31%
Fidelity VIP Contrafund                              1.25         1,428,173    1,141,186          0.29%               25.20%
Fidelity VIP Equity Income                           1.23         4,736,806    3,848,018          0.00%               22.49%
Fidelity VIP Mid Cap                                 1.36         1,412,441    1,038,040          0.00%               36.92%
Franklin Large Cap Growth Securities                 1.19           232,956      195,555          0.56%               18.50%
Franklin Small Cap                                   1.29           535,098      416,055          0.00%               28.02%
Franklin Mutual Shares Securities                    1.21           348,793      287,026          1.01%               21.20%
Templeton Developing Markets Securities              1.47           439,468      299,235          1.11%               17.23%
Janus Aspen Balanced                                 1.11           354,668      320,021          2.02%                5.31%
Janus Aspen Capital Appreciation                     1.14            86,274       75,843          0.24%                6.98%
Janus Aspen International Growth                     1.31           276,650      211,619          0.00%               12.93%
MFS Investors Growth Stock                           1.15           263,835      229,166          0.00%                4.84%
MFS Mid Cap Growth                                   1.29           136,157      105,746          0.00%                8.00%
MFS New Discovery                                    1.29         1,005,663      780,498          0.00%                6.06%
MFS Value                                            1.19           174,921      146,463          0.15%               11.32%
Oppenheimer Capital Appreciation                     1.23           354,847      289,222          0.24%                8.95%
Oppenheimer High Income                              1.20         1,195,063      998,460          6.05%                4.83%
Oppenheimer International Growth                     1.40           314,228      223,759          0.83%               15.65%
Putnam VT Growth and Income                          1.20           221,104      184,694          1.41%               10.75%
Putnam VT International Equity                       1.24         1,252,898    1,007,114          0.00%               12.58%
Putnam VT New Opportunities                          1.25            26,541       21,906          0.00%                7.08%
Putnam VT New Value                                  1.24           115,610       93,432          0.84%               13.10%
Putnam VT Voyager                                    1.17           100,891       85,961          0.30%                5.82%
Van Kampen Growth and Income                         1.21            64,827       53,413          0.00%               10.69%
Van Kampen Emerging Growth                           1.19            54,678       45,797          0.00%                6.81%
Van Kampen Comstock                                  1.23           248,594      202,627          0.00%                9.49%
Waddell & Reed Growth (b)                            1.06            55,524       52,097          0.00%                7.59%
Waddell & Reed Core Equity (c)                       1.09            50,294       46,268          0.71%                9.21%
Waddell & Reed Small Cap Growth (d)                  1.08           266,256      247,050          0.00%               11.04%
Waddell & Reed Balanced (e)                          1.06           194,054      182,287          0.66%                6.55%
Waddell & Reed International II (f)                  1.38         2,243,349    1,620,424          1.78%               36.94%
Waddell & Reed International (a)                     1.13           235,773      209,044          2.04%               13.69%
Waddell & Reed Micro-Cap Growth (g)                  1.50           376,321      250,685          0.00%               49.08%
Waddell & Reed Small Cap Value (h)                   1.41           746,706      529,377          0.00%               40.33%
Waddell & Reed Value (i)                             1.10            76,621       69,674          0.54%               10.33%
Waddell & Reed Science & Technology (a)              1.10            55,293       50,270          0.00%               11.50%
Waddell & Reed Asset Strategy (a)                    1.06            94,490       89,344          1.51%                6.01%

                            VARIABLE ANNUITY ACCOUNT

                                                                  1.25% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                              At December 31                    December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Advantus Bond                              2003   $     3.14   $ 98,953,482   31,500,936       0.00%         4.04%
                                           2002         3.02    113,945,990   37,230,407       0.00%         9.13%
                                           2001         2.77    113,032,099   40,325,182      10.94%         6.56%
Advantus Money Market                      2003         1.86     24,373,690   13,082,909       0.63%        -0.63%
                                           2002         1.87     44,170,115   23,520,577       1.28%         0.02%
                                           2001         1.87     50,251,370   26,755,160       3.54%         2.50%
Advantus Mortgage Securities               2003         3.04     97,514,893   32,068,955       0.00%         2.86%
                                           2002         2.96    118,197,623   39,498,771       0.06%         8.30%
                                           2001         2.73    105,973,168   38,356,257      12.02%         7.62%
Advantus Index 500                         2003         4.30    148,914,509   34,644,449       0.00%        26.46%
                                           2002         3.40    137,800,376   39,859,218       0.00%       -23.33%
                                           2001         4.43    219,412,838   48,729,709       0.87%       -13.34%
Advantus Maturing Government Bond 2006     2003         1.96      8,758,345    4,473,923       0.00%         0.68%
                                           2002         1.94      9,355,076    4,647,701       0.00%        11.59%
                                           2001         1.74      7,535,648    4,145,135       5.34%         6.73%
Advantus Maturing Government Bond 2010     2003         2.15      6,831,586    3,180,201       0.00%         1.48%
                                           2002         2.12      8,330,757    3,781,208       0.00%        17.38%
                                           2001         1.80      5,117,626    2,672,564      10.68%         3.66%
Advantus International Bond                2003         1.40     42,650,660   30,393,725       0.00%        18.76%
                                           2002         1.18     35,509,918   29,880,550       0.28%        16.48%
                                           2001         1.02     30,138,650   29,537,291       1.06%        -2.73%
Advantus Index 400 Mid-Cap                 2003         1.65     15,358,661    9,316,813       0.00%        32.92%
                                           2002         1.24     12,395,730    9,829,862       0.00%       -16.09%
                                           2001         1.48     16,281,294   10,851,086       0.81%        -2.30%
Advantus Real Estate Securities            2003         1.63     25,835,869   15,847,833       0.00%        40.45%
                                           2002         1.16     17,578,505   15,045,825       0.02%         5.64%
                                           2001         1.10      9,670,684    8,728,831       3.78%         8.67%
Credit Suisse Global Post-Venture Capital  2003         0.50        997,658    1,993,007       0.00%        45.83%
                                           2002         0.34        185,172      539,460       0.00%       -34.98%
                                           2001         0.53        316,895      600,306      10.16%       -29.52%
Fidelity VIP Contrafund                    2003         0.92     14,557,870   15,852,590       0.29%        26.61%
                                           2002         0.73     10,577,021   14,411,699       0.74%       -10.73%
                                           2001         0.81     11,843,321   14,483,654       0.73%       -13.56%
Fidelity VIP Equity Income                 2003         1.10     18,011,179   16,301,068       1.56%        28.42%
                                           2002         0.86     13,236,610   15,262,253       1.56%       -18.18%
                                           2001         1.05     14,027,174   13,208,284       1.06%        -6.40%
Fidelity VIP Mid Cap                       2003         1.43     13,233,995    9,250,197       0.27%        36.54%
                                           2002         1.05     10,843,888   10,290,367       0.87%       -11.14%
                                           2001         1.18     12,736,102   10,774,179       0.31%        -4.71%
Franklin Small Cap                         2003         0.64      5,126,585    7,968,019       0.00%        35.55%
                                           2002         0.47      3,147,364    6,545,819       0.25%       -29.57%
                                           2001         0.67      2,922,616    4,241,954       0.41%       -16.30%
Templeton Developing Markets Securities    2003         0.74      6,959,619    9,358,940       1.13%        51.10%
                                           2002         0.49      4,982,109    9,742,944       1.46%        -1.39%
                                           2001         0.50      5,603,472   10,821,061       0.10%        -9.23%
Templeton Global Asset Allocation          2003         1.06      2,866,822    2,704,100       2.34%        30.32%
                                           2002         0.81      1,702,353    2,092,587       1.74%        -5.58%
                                           2001         0.86      1,033,344    1,199,408       9.37%       -11.07%
Janus Aspen Capital Appreciation           2003         0.61      8,653,187   14,084,365       0.24%        18.74%
                                           2002         0.52      9,371,656   18,051,004       0.29%       -16.97%
                                           2001         0.62     14,248,305   22,757,280       0.85%       -22.80%

                            VARIABLE ANNUITY ACCOUNT

                                                                  1.25% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units       Investment     Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Janus Aspen International Growth           2003      0.61         7,270,623   12,000,511       0.98%        32.87%
                                           2002      0.46         7,004,811   15,315,676       0.61%       -26.68%
                                           2001      0.62        11,497,989   18,316,427       0.69%       -24.38%
Waddell & Reed Growth (b)                  2003      3.46       164,716,330   47,574,534       0.00%        23.89%
                                           2002      2.68       159,854,650   58,841,735       0.00%       -26.36%
                                           2001      3.80       282,616,644   73,549,319       0.00%       -25.74%
Waddell & Reed Core Equity (c)             2003      0.88         7,863,264    8,885,955       0.71%        19.83%
                                           2002      0.74         8,474,286   11,273,121       0.00%       -29.03%
                                           2001      1.03        13,554,530   12,894,074       0.22%        -8.89%
Waddell & Reed Small Cap Growth (d)        2003      1.86        67,605,719   36,342,986       0.00%        46.15%
                                           2002      1.27        53,137,298   41,052,342       0.00%       -32.65%
                                           2001      1.89        94,919,688   49,424,891       0.00%       -15.76%
Waddell & Reed Balanced (e)                2003      3.63       220,222,461   60,739,876       0.66%        19.55%
                                           2002      3.03       220,094,524   71,248,366       0.00%       -10.12%
                                           2001      3.37       307,904,894   89,702,593       1.85%       -15.43%
Waddell & Reed International II (f)        2003      2.48       117,018,831   47,173,942       1.78%        45.03%
                                           2002      1.71        94,891,677   54,695,784       0.00%       -18.84%
                                           2001      2.11       141,585,631   66,295,954       4.23%       -12.31%
Waddell & Reed International (a)           2003      1.13           164,089      145,526       2.98%        12.76%
Waddell & Reed Micro-Cap Growth (g)        2003      1.46        16,185,274   11,110,175       0.00%        52.50%
                                           2002      0.96        10,956,453   11,390,883       0.00%       -44.35%
                                           2001      1.72        23,957,705   13,868,152       0.00%       -12.43%
Waddell & Reed Small Cap Value (h)         2003      1.53        21,091,910   13,823,122       0.00%        47.63%
                                           2002      1.03        16,175,411   15,362,697       0.00%       -20.97%
                                           2001      1.31        19,993,140   14,970,572       0.00%        14.15%
Waddell & Reed Value (i)                   2003      1.91        59,624,543   31,229,061       0.54%        25.48%
                                           2002      1.52        55,639,990   35,990,765       0.00%       -16.37%
                                           2001      1.82        78,271,371   42,367,064       1.05%       -11.57%
Waddell & Reed Science & Technology (a)    2003      1.10           128,843      117,160       0.00%         9.97%
Waddell & Reed Asset Strategy (a)          2003      1.06           243,749      230,521       1.57%         5.74%

                            VARIABLE ANNUITY ACCOUNT

                                                                                1.35% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.04     $2,418,252   2,310,981            0.00%           3.74%
Advantus Money Market                                         0.99        819,768     824,412            0.63%          -0.70%
Advantus Mortgage Securities                                  1.03      1,667,909   1,619,373            0.00%           2.11%
Advantus Index 500                                            1.20        698,191     580,863            0.00%          26.57%
Advantus Index 400 Mid-Cap                                    1.29        411,180     317,549            0.00%          39.60%
Advantus Real Estate Securities                               1.42        783,081     550,986            0.00%          46.58%
AIM V.I. Aggressive Growth                                    1.23        145,978     118,549            0.00%          33.03%
AIM V.I. Balanced                                             1.12         17,915      15,941            2.73%           5.39%
AIM V.I. Dent Demographic Trends                              1.27         84,951      66,889            0.00%          12.49%
AIM V.I. Premier Equity                                       1.17         38,392      32,726            0.26%          33.29%
American Century Income and Growth                            1.21        203,027     167,610            0.88%          40.15%
American Century Ultra                                        1.18      1,851,889   1,564,450            0.00%          24.24%
American Century Value                                        1.24        184,490     149,145            0.76%          36.68%
Fidelity VIP Contrafund                                       1.25        325,012     259,738            0.29%          30.41%
Fidelity VIP Equity Income                                    1.23      2,736,589   2,223,503            0.00%          35.01%
Fidelity VIP Mid Cap                                          1.36        939,504     690,554            0.00%          37.94%
Franklin Large Cap Growth Securities                          1.19        119,685     100,484            0.56%          31.13%
Franklin Small Cap                                            1.28        257,807     200,483            0.00%          34.99%
Franklin Mutual Shares Securities                             1.21        220,460     181,452            1.01%           9.60%
Templeton Developing Markets Securities                       1.46        222,566     151,859            1.11%          17.18%
Janus Aspen Balanced                                          1.11         60,806      54,872            2.02%           5.27%
Janus Aspen Capital Appreciation                              1.14         85,882      75,522            0.24%           6.94%
Janus Aspen International Growth                              1.31        193,543     147,893            0.98%          12.89%
MFS Investors Growth Stock                                    1.15         90,780      78,861            0.00%           4.80%
MFS Mid Cap Growth                                            1.29         72,199      56,086            0.00%           7.96%
MFS New Discovery                                             1.29        603,779     468,745            0.00%           6.02%
MFS Value                                                     1.19        283,713     237,605            0.15%          11.28%
Oppenheimer Capital Appreciation                              1.22        420,449     342,724            0.24%           8.91%
Oppenheimer High Income                                       1.19        988,608     826,137            6.05%           4.79%
Oppenheimer International Growth                              1.40        296,039     210,842            0.83%          15.61%
Putnam VT Growth and Income                                   1.20         91,507      76,447            1.41%          10.71%
Putnam VT International Equity                                1.24      1,010,575     812,657            0.83%          12.54%
Putnam VT New Opportunities                                   1.25         53,014      42,463            0.00%           7.04%
Putnam VT New Value                                           1.24        158,172     127,845            0.84%          13.05%
Putnam VT Voyager                                             1.17         26,436      22,527            0.30%           5.78%
Van Kampen Growth and Income                                  1.21        107,930      88,941            0.00%          10.64%
Van Kampen Emerging Growth                                    1.19         40,100      33,590            0.00%           6.77%
Van Kampen Comstock                                           1.22        424,168     345,832            0.00%           9.45%
Waddell & Reed Growth (b)                                     1.06         84,820      79,652            0.00%           1.70%
Waddell & Reed Core Equity (c )                               1.09         47,254      43,478            0.71%           4.55%
Waddell & Reed Small Cap Growth (d)                           1.08         26,686      24,766            0.00%           4.31%
Waddell & Reed Balanced (e)                                   1.06         69,972      65,760            0.66%           4.05%
Waddell & Reed International II (f)                           1.38      1,119,398     808,741            1.78%          48.38%
Waddell & Reed International (a)                              1.13         79,991      70,932            2.04%           7.61%
Waddell & Reed Micro-Cap Growth (g)                           1.50        163,457     108,900            0.00%          73.88%
Waddell & Reed Small Cap Value (h)                            1.41        274,830     194,880            0.00%          48.14%
Waddell & Reed Value (i)                                      1.10         18,322      16,664            0.54%           8.51%
Waddell & Reed Science & Technology (a)                       1.10            207         189            0.00%           6.14%
Waddell & Reed Asset Strategy (a)                             1.06            210         198            1.51%           4.65%

                            VARIABLE ANNUITY ACCOUNT

                                                                             1.40% VARIABLE ACCOUNT CHARGE**
                                                         ------------------------------------------------------------------
                                                                                                     For the year ended
                                                                       At December 31                    December 31
                                                         --------------------------------------  --------------------------
                                                         Accumulation                  Units      Investment        Total
                                                          Unit Value   Net Assets   Outstanding  Income Ratio*    Return***
                                                         ------------  -----------  -----------  -------------    ---------
Advantus Bond                                  2003         $ 1.31     $33,880,262   25,909,159       0.00%          3.89%
                                               2002           1.26      31,459,262   23,681,107       0.00%          8.97%
                                               2001           1.16      18,685,782   15,745,921      12.38%          6.40%
Advantus Money Market                          2003           1.07      10,331,396    9,645,256       0.63%         -0.78%
                                               2002           1.08      19,424,181   17,966,326       1.27%         -0.13%
                                               2001           1.08      19,578,690   18,083,995       3.64%          2.34%
Advantus Mortgage Securities                   2003           1.32      44,083,756   33,367,107       0.00%          2.71%
                                               2002           1.29      43,999,781   33,981,412       0.06%          8.13%
                                               2001           1.19      28,358,636   23,580,046      12.74%          7.46%
Advantus Index 500                             2003           0.81      26,638,674   32,775,746       0.00%         26.27%
                                               2002           0.64      19,404,324   29,546,722       0.00%        -23.45%
                                               2001           0.84      22,171,645   25,641,202       1.12%        -13.48%
Advantus Maturing Government Bond 2006         2003           1.35         404,420      299,859       0.00%          0.53%
                                               2002           1.34         462,447      344,706       0.00%         11.42%
                                               2001           1.20         403,777      335,342       5.58%          6.57%
Advantus Maturing Government Bond 2010         2003           1.44         713,543      494,366       0.00%          1.33%
                                               2002           1.42         873,418      613,153       0.08%         17.20%
                                               2001           1.22         592,500      487,501      10.42%          3.51%
Advantus International Bond                    2003           1.33      11,389,017    8,574,661       0.00%         18.58%
                                               2002           1.12       9,631,797    8,519,304       0.25%         16.22%
                                               2001           0.96       5,890,195    6,022,517       1.38%         -2.44%
Advantus Index 400 Mid-Cap                     2003           1.35       6,974,110    5,148,241       0.00%         32.72%
                                               2002           1.02       4,883,617    4,713,421       0.00%        -16.22%
                                               2001           1.22       5,058,704    4,064,699       1.08%         -2.44%
Advantus Real Estate Securities                2003           1.93      13,082,798    6,782,868       0.00%         40.24%
                                               2002           1.38       7,633,866    5,448,250       0.01%          5.48%
                                               2001           1.30       2,429,667    1,845,023       5.55%          8.51%
AIM V.I. Aggressive Growth                     2003           0.95         442,384      464,421       0.00%         24.60%
                                               2002 (j)       0.76         153,557      200,861       0.00%        -23.55%
                                               2001             -                -            -          -              -
AIM V.I. Balanced                              2003           0.99         425,234      430,916       2.73%         14.54%
                                               2002 (j)       0.86         174,181      202,181       5.96%        -13.85%
                                               2001             -                -            -          -              -
AIM V.I. Dent Demographic Trends               2003           1.00         280,151      280,686       0.00%         35.40%
                                               2002 (j)       0.74          32,506       44,099       0.00%        -26.29%
                                               2001             -                -            -          -              -
AIM V.I. Premier Equity                        2003           0.95         385,198      406,453       0.26%         23.10%
                                               2002 (j)       0.77         256,619      333,328       1.37%        -23.01%
                                               2001             -                -            -          -              -
American Century Income and Growth             2003           1.04         747,324      715,153       0.88%         27.40%
                                               2002 (j)       0.82         222,342      271,073       0.00%        -17.98%
                                               2001             -                -            -          -              -
American Century Ultra                         2003           0.98       4,613,893    4,718,784       0.00%         23.07%
                                               2002 (j)       0.79       1,892,164    1,768,593       0.15%        -20.55%
                                               2001             -                -            -          -              -
American Century Value                         2003           1.10       1,641,776    1,498,981       0.76%         27.02%
                                               2002 (j)       0.86         523,888      607,599       0.00%        -13.78%
                                               2001             -                -            -          -              -
Credit Suisse Global Post-Venture Capital      2003           0.50         954,643    1,916,975       0.00%         45.61%
                                               2002           0.34         452,360    1,322,691       0.00%        -35.07%
                                               2001           0.53         665,034    1,262,527       6.85%        -33.72%
Fidelity VIP Contrafund                        2003           0.91      15,046,294   16,481,165       0.29%         26.42%
                                               2002           0.72      10,853,480   14,941,588       0.66%        -10.86%
                                               2001           0.81       9,354,397   11,456,949       0.58%        -13.69%
Fidelity VIP Equity Income                     2003           1.10      21,199,904   19,300,694       1.46%         28.23%
                                               2002           0.86      13,674,332   15,223,284       1.30%        -18.30%
                                               2001           1.05       9,265,595    8,789,373       1.01%         -6.55%
Fidelity VIP Mid Cap                           2003           1.42      13,674,977    9,614,828       0.25%         36.33%
                                               2002           1.04       9,386,163    8,753,213       0.77%        -11.28%
                                               2001           1.18       7,770,039    6,545,701       0.22%         -4.86%
Franklin Large Cap Growth Securities           2003           1.03         566,471      552,200       0.56%         25.19%
                                               2002 (j)       0.82         200,208      244,326       0.37%        -18.06%
                                               2001             -                -            -         -               -
Franklin Small Cap                             2003           0.64       6,411,572   10,016,452       0.00%         35.34%
                                               2002           0.47       4,258,153    8,972,535       0.25%        -29.68%
                                               2001           0.67       3,842,066    5,712,939       0.39%        -16.43%
Franklin Mutual Shares Securities              2003           1.04       1,310,560    1,257,096       1.01%         23.41%
                                               2002 (j)       0.84         566,331      670,423       1.09%        -15.53%
                                               2001             -                -            -          -              -
Templeton Developing Markets Securities        2003           1.08       4,118,559    3,802,588       1.11%         50.87%
                                               2002           0.72       2,452,667    3,367,040       1.50%         -1.53%
                                               2001           0.73       2,132,868    2,872,730       0.10%         -9.36%
Templeton Global Asset Allocation              2003           1.05       2,948,857    2,795,916       2.53%         30.12%
                                               2002           0.81       1,840,932    2,246,352       1.75%         -5.72%
                                               2001           0.86       1,127,120    1,290,152      10.47%        -11.20%
Janus Aspen Balanced                           2003           1.03       1,127,285    1,090,032       2.02%         12.14%
                                               2002 (j)       0.92         635,967      689,640       2.74%         -7.78%
                                               2001             -                -            -          -              -
Janus Aspen Capital Appreciation               2003           0.61       9,085,869   14,875,999       0.24%         18.57%
                                               2002           0.51       8,172,260   16,035,369       0.31%        -17.10%
                                               2001           0.62       9,673,046   15,425,939       0.90%        -22.92%
Janus Aspen International Growth               2003           0.60       7,859,937   13,052,727       0.98%         32.67%
                                               2002           0.45       6,101,498   13,300,761       0.67%        -26.79%
                                               2001           0.62       7,371,131   11,747,393       0.74%        -24.50%

                            VARIABLE ANNUITY ACCOUNT


                                                                            1.40% VARIABLE ACCOUNT CHARGE**
                                                         ------------------------------------------------------------------
                                                                                                    For the year ended
                                                                      At December 31                    December 31
                                                         ------------------------------------------------------------------
                                                         Accumulation                 Units       Investment        Total
                                                          Unit Value   Net Assets  Outstanding   Income Ratio*    Return***
                                                         ------------------------------------------------------------------
MFS Investors Growth Stock                     2003          0.95         788,668      832,716       0.00%          20.90%
                                               2002 (j)      0.78         199,463      254,637       0.00%         -21.67%
                                               2001             -               -            -          -               -
MFS Mid Cap Growth                             2003          0.96         386,381      403,896       0.00%          34.71%
                                               2002 (j)      0.71          94,371      132,901       0.00%         -28.99%
                                               2001             -               -            -          -               -
MFS New Discovery                              2003          0.98       1,950,335    1,983,423       0.00%          31.58%
                                               2002 (j)      0.75         919,016    1,073,449       0.00%         -25.27%
                                               2001             -               -            -          -               -
MFS Value                                      2003          1.02       1,427,724    1,394,860       0.15%          22.98%
                                               2002 (j)      0.83         709,389      852,323       0.00%         -16.77%
                                               2001             -               -            -          -               -
Oppenheimer Capital Appreciation               2003          1.01       1,559,121    1,540,613       0.24%          28.88%
                                               2002 (j)      0.81         722,898      890,405       0.00%         -21.48%
                                               2001             -               -            -          -               -
Oppenheimer High Income                        2003          1.16       2,336,860    2,022,579       6.05%          22.08%
                                               2002 (j)      0.95       1,000,841      674,348       0.00%          -5.36%
                                               2001             -               -            -          -               -
Oppenheimer International Growth               2003          1.01         856,449      847,858       0.83%          43.52%
                                               2002 (j)      0.71         230,222      323,095       0.00%         -29.61%
                                               2001             -               -            -          -               -
Putnam VT Growth and Income                    2003          1.02         606,834      592,809       1.41%          25.61%
                                               2002 (j)      0.81         241,935      296,889       0.00%         -18.51%
                                               2001             -               -            -          -               -
Putnam VT International Equity                 2003          1.03       2,543,886    2,479,379       0.83%          26.75%
                                               2002 (j)      0.81       1,302,512    1,418,042       0.00%         -19.05%
                                               2001             -               -            -          -               -
Putnam VT New Opportunities                    2003          0.99         172,661      173,836       0.00%          30.60%
                                               2002 (j)      0.76          67,578       88,859       0.00%         -23.95%
                                               2001             -               -            -          -               -
Putnam VT New Value                            2003          1.09         493,972      453,956       0.84%          30.64%
                                               2002 (j)      0.83         137,040      164,533       0.00%         -16.71%
                                               2001             -               -            -          -               -
Putnam VT Voyager                              2003          0.96         369,196      383,732       0.30%          23.18%
                                               2002 (j)      0.78         178,094      228,014       0.00%         -21.89%
                                               2001             -               -            -          -               -
Waddell & Reed Growth (b)                      2003          0.61      17,119,690   28,219,938       0.00%          23.71%
                                               2002          0.49       9,981,150   20,141,737       0.00%         -26.48%
                                               2001          0.76      12,036,617   17,789,554       0.00%         -25.85%
Waddell & Reed Core Equity (c )                2003          0.73       3,204,056    4,367,433       0.75%          19.65%
                                               2002          0.61       3,027,733    4,695,797       0.00%         -29.14%
                                               2001          0.87       3,539,723    3,861,820       0.36%          -9.03%
Waddell & Reed Small Cap Growth (d)            2003          1.01       9,884,163    9,752,439       0.00%          45.93%
                                               2002          0.69       5,894,714    8,443,991       0.00%         -32.75%
                                               2001          1.03       8,150,942    7,844,387       0.00%         -15.89%
Waddell & Reed Balanced (e)                    2003          0.89      19,700,232   22,242,759       0.71%          19.37%
                                               2002          0.74      17,319,751   23,231,443       0.00%         -10.25%
                                               2001          0.83      20,249,674   24,352,253       2.02%         -15.55%
Waddell & Reed International II (f)            2003          1.09      16,247,472   14,857,883       1.78%          44.81%
                                               2002          0.76       9,866,237   12,810,736       0.00%         -18.96%
                                               2001          0.93       9,030,121    9,578,861       4.22%         -12.45%
Waddell & Reed International (a)               2003          1.13          60,988       54,111       2.04%          12.71%
Waddell & Reed Micro-Cap Growth (g)            2003          1.04       5,537,133    5,328,676       0.00%          52.27%
                                               2002          0.68       3,020,021    4,329,696       0.00%         -44.43%
                                               2001          1.23       5,369,425    4,250,985       0.00%         -12.56%
Waddell & Reed Small Cap Value (h)             2003          1.66      12,213,410    7,346,447       0.00%          47.41%
                                               2002          1.13       7,942,070    6,806,593       0.00%         -21.09%
                                               2001          1.43       6,424,368    4,382,496       0.00%          13.98%
Waddell & Reed Value (i)                       2003          0.90       6,824,566    7,551,233       0.59%          25.29%
                                               2002          0.72       5,285,358    7,261,909       0.00%         -16.50%
                                               2001          0.86       5,197,127    5,936,687       1.51%         -11.70%
Waddell & Reed Science & Technology (a)        2003          1.10          17,791       16,184       0.00%           9.93%
Waddell & Reed Asset Strategy (a)              2003          1.06          43,057       40,737       2.13%           5.69%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.45% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                      December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.04    $  785,439    750,598              0.00%          2.85%
Advantus Money Market                                          0.99       381,793    383,955              0.63%         -0.76%
Advantus Mortgage Securities                                   1.03       274,246    266,265              0.00%          1.27%
Advantus Index 500                                             1.20       140,260    116,690              0.00%         32.02%
Advantus Index 400 Mid-Cap                                     1.29        68,147     52,629              0.00%         40.43%
Advantus Real Estate Securities                                1.42       250,379    176,170              0.00%         43.07%
AIM V.I. Aggressive Growth                                     1.23        25,348     20,585              0.00%         32.05%
AIM V.I. Premier Equity                                        1.17         1,979      1,687              0.26%         23.64%
American Century Income and Growth                             1.21        50,125     41,381              0.88%         11.16%
American Century Ultra                                         1.18       691,505    584,173              0.00%         28.31%
American Century Value                                         1.23        26,223     21,199              0.76%         16.83%
Fidelity VIP Contrafund                                        1.25       107,045     85,547              0.29%         32.24%
Fidelity VIP Equity Income                                     1.23       857,193    696,476              1.46%         35.70%
Fidelity VIP Mid Cap                                           1.36       246,295    181,032              0.25%         42.43%
Franklin Large Cap Growth Securities                           1.19        14,195     11,918              0.56%         10.96%
Franklin Small Cap                                             1.28        27,137     21,103              0.00%         21.36%
Franklin Mutual Shares Securities                              1.21        80,133     65,954              1.01%          9.57%
Templeton Developing Markets Securities                        1.46        53,604     36,575              1.11%         17.16%
Janus Aspen Balanced                                           1.11        12,565     11,339              2.02%          5.24%
Janus Aspen Capital Appreciation                               1.13         6,500      5,716              0.24%          6.91%
Janus Aspen International Growth                               1.31        29,523     22,559              0.98%         12.86%
MFS Investors Growth Stock                                     1.15        33,179     28,823              0.00%          4.77%
MFS Mid Cap Growth                                             1.28         1,126        874              0.00%          3.26%
MFS New Discovery                                              1.28       167,243    129,839              0.00%          5.99%
MFS Value                                                      1.19         3,507      2,937              0.15%         11.25%
Oppenheimer Capital Appreciation                               1.22         4,400      3,587              0.24%          8.88%
Oppenheimer High Income                                        1.19       341,656    285,507              6.05%          4.77%
Oppenheimer International Growth                               1.40        47,206     33,621              0.83%         15.58%
Putnam VT International Equity                                 1.24       290,636    233,715              0.83%         12.51%
Putnam VT New Value                                            1.23         1,722      1,392              0.84%         13.03%
Putnam VT Voyager                                              1.17        23,574     20,087              0.30%          5.75%
Van Kampen Emerging Growth                                     1.19           598        501              0.00%          0.97%
Van Kampen Comstock                                            1.22        97,518     79,508              0.00%          9.42%
Waddell & Reed Growth (b)                                      1.06         7,699      7,230              0.00%          4.15%
Waddell & Reed Balanced (e)                                    1.06        13,246     12,448              0.00%          4.76%
Waddell & Reed International II (f)                            1.38       366,754    264,972              1.78%         49.84%
Waddell & Reed International (a)                               1.13         1,066        945              2.04%          7.70%
Waddell & Reed Micro-Cap Growth (g)                            1.50         9,631      6,416              0.00%         65.16%
Waddell & Reed Small Cap Value (h)                             1.41        35,225     24,978              0.00%         59.63%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.50% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                      December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                Units            Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01     $   73,389     70,134             0.00%           2.95%
Advantus Money Market                                         0.99         15,911     16,001             0.63%          -0.37%
Advantus Mortgage Securities                                  1.01         36,773     35,702             0.00%           1.65%
Advantus Index 500                                            1.21        109,550     91,140             0.00%          10.73%
Advantus Index 400 Mid-Cap                                    1.31         19,940     15,400             0.00%          15.24%
Advantus Real Estate Securities                               1.31         78,378     55,148             0.00%          16.69%
AIM V.I. Dent Demographic Trends                              1.25          8,174      6,436             0.00%           8.31%
American Century Income and Growth                            1.23         11,200      9,246             0.88%          14.08%
American Century Ultra                                        1.18        102,283     86,407             0.00%           8.95%
Fidelity VIP Contrafund                                       1.24         45,733     36,548             0.29%          12.36%
Fidelity VIP Equity Income                                    1.26        119,913     97,430             0.00%          13.98%
Fidelity VIP Mid Cap                                          1.39         28,801     21,169             0.00%          15.28%
Franklin Small Cap                                            1.32         58,900     45,803             0.00%          13.59%
Franklin Mutual Shares Securities                             1.20          7,604      6,259             1.01%           3.24%
Templeton Developing Markets Securities                       1.45         36,673     25,022             1.11%          17.14%
MFS Investors Growth Stock                                    1.15         14,695     12,765             0.00%           4.76%
MFS Mid Cap Growth                                            1.27         47,277     36,726             0.00%           7.92%
MFS New Discovery                                             1.27         63,467     49,273             0.00%           5.98%
MFS Value                                                     1.22         13,620     11,407             0.15%          10.01%
Oppenheimer Capital Appreciation                              1.23          5,445      4,438             0.24%           3.63%
Oppenheimer High Income                                       1.11         30,687     25,644             6.05%           4.75%
Oppenheimer International Growth                              1.47         15,624     11,128             0.83%          12.23%
Putnam VT International Equity                                1.27         34,041     27,374             0.83%          12.50%
Putnam VT Voyager                                             1.17          5,362      4,569             0.30%           5.74%
Van Kampen Emerging Growth                                    1.18          8,108      6,792             0.00%           6.73%
Van Kampen Comstock                                           1.25          2,783      2,269             0.00%           6.71%
Waddell & Reed Growth (b)                                     1.06          5,301      4,978             0.00%           1.73%
Waddell & Reed International II (f)                           1.42         43,417     31,368             1.78%          19.85%
Waddell & Reed International (a)                              1.13          5,571      4,940             2.04%           7.28%
Waddell & Reed Micro-Cap Growth (g)                           1.48          9,333      6,218             0.00%           4.24%
Waddell & Reed Small Cap Value (h)                            1.47         17,643     12,510             0.00%          15.76%
Waddell & Reed Science & Technology (a)                       1.10          1,642      1,493             0.00%           5.00%
Waddell & Reed Asset Strategy (a)                             1.06          4,810      4,548             1.51%           1.56%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.55% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                   At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.04     $2,827,704   2,702,270            0.00%          3.16%
Advantus Money Market                                         0.99      1,255,308   1,262,419            0.63%         -0.89%
Advantus Mortgage Securities                                  1.03      1,414,180   1,373,027            0.00%          1.84%
Advantus Index 500                                            1.20        732,998     609,821            0.00%         25.02%
Advantus Index 400 Mid-Cap                                    1.29        765,412     591,118            0.00%         20.02%
Advantus Real Estate Securities                               1.42      1,618,598   1,138,867            0.00%         41.15%
AIM V.I. Aggressive Growth                                    1.23         93,570      75,989            0.00%         33.76%
AIM V.I. Balanced                                             1.12        130,581     116,194            2.73%         14.61%
AIM V.I. Dent Demographic Trends                              1.27         67,409      53,077            0.00%         14.67%
AIM V.I. Premier Equity                                       1.17         30,869      26,313            0.26%          4.70%
American Century Income and Growth                            1.21        419,542     346,355            0.88%         19.64%
American Century Ultra                                        1.18      3,125,392   2,640,287            0.00%         27.48%
American Century Value                                        1.23        286,549     231,651            0.76%         27.36%
Fidelity VIP Contrafund                                       1.25      1,475,636   1,179,277            0.29%         32.40%
Fidelity VIP Equity Income                                    1.23      4,517,117   3,670,197            0.00%         34.61%
Fidelity VIP Mid Cap                                          1.36      1,089,349     800,692            0.00%         41.59%
Franklin Large Cap Growth Securities                          1.19         74,054      62,173            0.56%          9.03%
Franklin Small Cap                                            1.28        441,754     343,529            0.00%         42.62%
Franklin Mutual Shares Securities                             1.21        480,995     395,889            1.01%          9.55%
Templeton Developing Markets Securities                       1.46        521,861     356,071            1.11%         17.13%
Janus Aspen Balanced                                          1.10        317,529     286,543            2.02%          5.22%
Janus Aspen Capital Appreciation                              1.13        307,010     269,977            0.24%          6.89%
Janus Aspen International Growth                              1.30         87,565      66,911            0.98%         12.83%
MFS Investors Growth Stock                                    1.15        128,961     112,029            0.00%          4.75%
MFS Mid Cap Growth                                            1.28        191,576     148,821            0.00%          7.90%
MFS New Discovery                                             1.28      1,085,545     842,764            0.00%          5.97%
MFS Value                                                     1.19        257,282     215,469            0.15%         11.22%
Oppenheimer Capital Appreciation                              1.22         42,056      34,282            0.24%          8.85%
Oppenheimer High Income                                       1.19      1,738,849   1,453,081            6.05%          4.74%
Oppenheimer International Growth                              1.40         94,980      67,646            0.83%         15.55%
Putnam VT Growth and Income                                   1.19        202,438     169,121            1.41%         10.65%
Putnam VT International Equity                                1.24      1,266,294   1,018,294            0.83%         12.48%
Putnam VT New Opportunities                                   1.24         42,171      33,779            0.00%          6.99%
Putnam VT New Value                                           1.23         56,824      45,929            0.84%         13.00%
Putnam VT Voyager                                             1.17         44,371      37,809            0.30%          5.72%
Van Kampen Growth and Income                                  1.21         57,326      47,240            0.00%         10.59%
Van Kampen Emerging Growth                                    1.19         30,518      25,563            0.00%          3.54%
Van Kampen Comstock                                           1.22        526,805     429,513            0.00%          9.39%
Waddell & Reed Growth (b)                                     1.06        620,286     582,491            0.00%          3.96%
Waddell & Reed Core Equity (c)                                1.09         56,406      51,899            0.71%          5.27%
Waddell & Reed Small Cap Growth (d)                           1.08        117,186     108,753            0.00%         10.94%
Waddell & Reed Balanced (e)                                   1.06      1,009,103     948,351            0.66%          6.46%
Waddell & Reed International II (f)                           1.38      1,896,539   1,370,209            1.78%         50.04%
Waddell & Reed International (a)                              1.13        231,784     205,535            2.04%         13.59%
Waddell & Reed Micro-Cap Growth (g)                           1.50        337,559     224,892            0.00%         27.69%
Waddell & Reed Small Cap Value (h)                            1.41        522,329     370,380            0.00%         48.08%
Waddell & Reed Value (i)                                      1.10         95,171      86,562            0.54%          7.05%
Waddell & Reed Science & Technology (a)                       1.10         42,711      38,833            0.00%          5.00%
Waddell & Reed Asset Strategy (a)                             1.06         64,005      60,523            1.51%          2.42%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.60% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01    $  200,241    191,359             0.00%           0.99%
Advantus Money Market                                          1.00        57,212     57,536             0.63%          -0.17%
Advantus Index 400 Mid-Cap                                     1.07        71,515     55,230             0.00%           4.80%
Advantus Real Estate Securities                                1.07        42,909     30,191             0.00%           8.09%
American Century Ultra                                         1.03       214,544    181,244             0.00%           2.19%
Fidelity VIP Equity Income                                     1.09       271,756    220,804             0.00%           8.27%
MFS New Discovery                                              1.02        85,818     66,625             0.00%           0.46%
Oppenheimer High Income                                        1.03        85,818     71,714             6.05%           3.10%
Putnam VT International Equity                                 1.08        71,515     57,509             0.83%           9.16%
Waddell & Reed International II (f)                            1.09       128,726     93,002             1.78%           8.70%

                                                                             1.65% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                (commencement of operations) to
                                                                   At December 31, 2003                  December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 21,244      20,302             0.00%           1.65%
Advantus Index 400 Mid-Cap                                     1.30       10,725       8,283             0.00%          10.66%
Advantus Real Estate Securities                                1.31        5,488       3,861             0.00%          12.79%
American Century Ultra                                         1.18       30,949      26,145             0.00%           6.47%
Fidelity VIP Equity Income                                     1.26       39,748      32,295             0.00%          11.99%
Templeton Developing Markets Securities                        1.45        5,766       3,934             1.11%          17.10%
MFS New Discovery                                              1.27       16,750      13,004             0.00%           5.94%
Putnam VT International Equity                                 1.27       18,195      14,631             0.83%          12.46%
Waddell & Reed International II (f)                            1.42       16,603      11,995             1.78%          15.07%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.70% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01     $1,609,806   1,538,397            0.00%          -1.78%
Advantus Money Market                                         0.99        232,211     233,527            0.63%          -0.63%
Advantus Mortgage Securities                                  1.01        938,343     911,037            0.00%          -0.18%
Advantus Index 500                                            1.21      1,419,938   1,181,325            0.00%          13.88%
Advantus Index 400 Mid-Cap                                    1.30        495,664     382,795            0.00%          20.03%
Advantus Real Estate Securities                               1.31        627,077     441,220            0.00%          21.71%
AIM V.I. Aggressive Growth                                    1.24          6,909       5,610            0.00%          15.08%
AIM V.I. Balanced                                             1.12        160,495     142,812            2.73%           5.54%
AIM V.I. Premier Equity                                       1.18         18,751      15,983            0.26%          11.37%
American Century Income and Growth                            1.23        183,395     151,402            0.88%          11.23%
American Century Ultra                                        1.18      1,092,575     922,992            0.00%          10.53%
American Century Value                                        1.24        154,285     124,726            0.76%          15.53%
Fidelity VIP Contrafund                                       1.24        454,399     363,140            0.29%          13.38%
Fidelity VIP Equity Income                                    1.26      1,666,750   1,354,249            0.00%          14.59%
Fidelity VIP Mid Cap                                          1.39        693,972     510,083            0.00%          24.92%
Franklin Large Cap Growth Securities                          1.20         98,874      83,011            0.56%          11.99%
Franklin Small Cap                                            1.31        247,611     192,554            0.00%          20.35%
Franklin Mutual Shares Securities                             1.20        139,831     115,090            1.01%           9.51%
Templeton Developing Markets Securities                       1.44        163,610     111,633            1.11%          17.08%
Janus Aspen Balanced                                          1.09        219,590     198,162            2.02%           5.18%
Janus Aspen Capital Appreciation                              1.16         58,181      51,163            0.24%           6.85%
Janus Aspen International Growth                              1.35         88,519      67,640            0.98%          12.79%
MFS Investors Growth Stock                                    1.15         87,697      76,183            0.00%           4.71%
MFS Mid Cap Growth                                            1.27         57,812      44,910            0.00%           7.86%
MFS New Discovery                                             1.27        508,100     394,464            0.00%           5.93%
MFS Value                                                     1.22        119,584     100,149            0.15%          11.18%
Oppenheimer Capital Appreciation                              1.23         71,319      58,135            0.24%           8.81%
Oppenheimer High Income                                       1.10        347,288     290,214            6.05%           4.70%
Oppenheimer International Growth                              1.47        146,889     104,616            0.83%          15.51%
Putnam VT Growth and Income                                   1.23         52,081      43,510            1.41%          10.61%
Putnam VT International Equity                                1.27        380,786     306,210            0.83%          12.44%
Putnam VT New Value                                           1.29         34,441      27,837            0.84%          12.96%
Putnam VT Voyager                                             1.17         27,471      23,408            0.30%           5.68%
Van Kampen Emerging Growth                                    1.18          8,782       7,356            0.00%           6.67%
Van Kampen Comstock                                           1.25        151,098     123,192            0.00%           9.35%
Waddell & Reed Growth (b)                                     1.06        263,653     247,588            0.00%           7.46%
Waddell & Reed Core Equity (c)                                1.09         38,714      35,621            0.71%           3.31%
Waddell & Reed Small Cap Growth (d)                           1.08        212,836     197,520            0.00%          10.90%
Waddell & Reed Balanced (e)                                   1.06        420,421     395,110            0.66%           4.71%
Waddell & Reed International II (f)                           1.42      1,196,783     864,650            1.78%          26.01%
Waddell & Reed International (a)                              1.13         48,564      43,064            2.04%          13.55%
Waddell & Reed Micro-Cap Growth (g)                           1.47         83,528      55,649            0.00%          13.50%
Waddell & Reed Small Cap Value (h)                            1.47        320,189     227,043            0.00%          30.79%
Waddell & Reed Value (i)                                      1.10        139,883     127,229            0.54%          10.19%
Waddell & Reed Science & Technology (a)                       1.10        158,303     143,928            0.00%           2.19%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.75% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01     $ 22,467      21,470              0.00%         -0.19%
Advantus Index 400 Mid-Cap                                     1.30       25,966      20,053              0.00%         17.31%
Fidelity VIP Contrafund                                        1.24       25,506      20,383              0.29%         14.69%
Franklin Large Cap Growth Securities                           1.20       24,475      20,548              0.56%         10.80%
MFS Mid Cap Growth                                             1.27       16,543      12,851              0.00%          7.85%
Oppenheimer High Income                                        1.10       24,067      20,112              6.05%          4.69%
Putnam VT Growth and Income                                    1.23       24,912      20,812              1.41%         10.60%

                                                                                 1.80% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01    $  634,471     606,327            0.00%          -0.03%
Advantus Money Market                                          0.99       110,283     110,908            0.63%          -0.63%
Advantus Mortgage Securities                                   1.01       504,460     489,780            0.00%          -0.03%
Advantus Index 500                                             1.21       287,180     238,921            0.00%          10.67%
Advantus Index 400 Mid-Cap                                     1.30       385,960     298,072            0.00%          15.58%
Advantus Real Estate Securities                                1.31       287,568     202,336            0.00%          17.01%
AIM V.I. Balanced                                              1.12       205,872     183,190            2.73%           6.82%
AIM V.I. Dent Demographic Trends                               1.25         1,935       1,523            0.00%           4.64%
American Century Income and Growth                             1.23       442,604     365,394            0.88%          13.97%
American Century Ultra                                         1.18       374,017     315,964            0.00%           7.21%
American Century Value                                         1.24       110,220      89,104            0.76%          13.19%
Fidelity VIP Contrafund                                        1.24        39,358      31,453            0.29%           9.08%
Fidelity VIP Equity Income                                     1.26     1,245,572   1,012,038            0.00%          13.63%
Fidelity VIP Mid Cap                                           1.39       163,053     119,847            0.00%          12.73%
Franklin Large Cap Growth Securities                           1.20        34,392      28,875            0.56%           6.49%
Franklin Small Cap                                             1.31       123,567      96,092            0.00%          13.76%
Franklin Mutual Shares Securities                              1.20        82,842      68,184            1.01%           7.68%
Templeton Developing Markets Securities                        1.44        31,654      21,598            1.11%          17.05%
Janus Aspen Balanced                                           1.09        21,577      19,471            2.02%           3.20%
Janus Aspen Capital Appreciation                               1.16        22,048      19,389            0.24%           5.11%
Janus Aspen International Growth                               1.35        14,341      10,959            0.98%           6.89%
MFS Investors Growth Stock                                     1.14        45,559      39,578            0.00%           4.68%
MFS Mid Cap Growth                                             1.27        13,032      10,124            0.00%           7.83%
MFS New Discovery                                              1.27       140,915     109,399            0.00%           5.90%
MFS Value                                                      1.22        23,006      19,267            0.15%           9.70%
Oppenheimer High Income                                        1.10       571,810     477,837            6.05%           4.68%
Oppenheimer International Growth                               1.47        83,389      59,390            0.83%          15.48%
Putnam VT Growth and Income                                    1.23        22,597      18,878            1.41%           7.90%
Putnam VT International Equity                                 1.26       163,829     131,743            0.83%          12.41%
Putnam VT Voyager                                              1.17        35,472      30,226            0.30%           5.66%
Van Kampen Growth and Income                                   1.24        22,696      18,703            0.00%           8.75%
Van Kampen Comstock                                            1.25        21,161      17,253            0.00%           8.14%
Waddell & Reed Small Cap Growth (d)                            1.08         4,036       3,745            0.00%           2.26%
Waddell & Reed International II (f)                            1.42       159,216     115,030            1.78%          23.79%
Waddell & Reed International (a)                               1.13        26,854      23,813            2.04%          13.52%
Waddell & Reed Micro-Cap Growth (g)                            1.47        31,585      21,043            0.00%           2.89%
Waddell & Reed Small Cap Value (h)                             1.47       287,807     204,082            0.00           19.22%

                                                                                 1.85% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01     $ 24,798      23,698             0.00%          -0.66%
Advantus Money Market                                          0.99        2,233       2,246             0.63%          -0.31%
Advantus Mortgage Securities                                   1.01        9,993       9,703             0.00%          -0.02%
Advantus Index 400 Mid-Cap                                     1.30        6,836       5,279             0.00%           7.12%
Advantus Real Estate Securities                                1.31        7,793       5,483             0.00%          23.96%
American Century Ultra                                         1.18       33,147      28,002             0.00%          13.14%
American Century Value                                         1.24       10,038       8,115             0.76%           0.12%
Fidelity VIP Equity Income                                     1.26       29,820      24,229             0.00%          17.09%
Fidelity VIP Mid Cap                                           1.39        2,234       1,642             0.00%          27.15%
Franklin Small Cap                                             1.31        3,968       3,085             0.00%          -0.91%
Franklin Mutual Shares Securities                              1.20        4,425       3,642             1.01%           3.00%
Templeton Developing Markets Securities                        1.44        6,116       4,173             1.11%          17.04%
Janus Aspen International Growth                               1.35        1,915       1,463             0.98%           4.61%
MFS Investors Growth Stock                                     1.14        6,999       6,080             0.00%           0.11%
MFS Mid Cap Growth                                             1.27       10,981       8,530             0.00%          -0.17%
MFS New Discovery                                              1.27       17,651      13,703             0.00%           5.89%
MFS Value                                                      1.22       10,046       8,413             0.15%           0.28%
Oppenheimer High Income                                        1.10        3,509       2,932             6.05%           4.18%
Oppenheimer International Growth                               1.47        6,052       4,310             0.83%          -0.01%
Putnam VT International Equity                                 1.26        9,078       7,300             0.83%          12.40%
Van Kampen Comstock                                            1.25        5,597       4,564             0.00%           5.36%
Waddell & Reed Small Cap Growth (d)                            1.08        1,598       1,483             0.00%           3.95%
Waddell & Reed International II (f)                            1.42       18,799      13,582             1.78%          26.71%
Waddell & Reed International (a)                               1.13        6,100       5,409             2.04%           3.20%
Waddell & Reed Science & Technology (a)                        1.10        1,894       1,722             0.00%           5.94%

                            VARIABLE ANNUITY ACCOUNT

                                                                                  1.90% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01    $  394,040    376,561             0.00%           0.56%
Advantus Money Market                                          0.99        52,357     52,653             0.63%          -0.64%
Advantus Mortgage Securities                                   1.00        59,517     57,785             0.00%           0.87%
Advantus Index 500                                             1.21        74,970     62,372             0.00%          14.72%
Advantus Index 400 Mid-Cap                                     1.30        82,422     63,653             0.00%          17.17%
Advantus Real Estate Securities                                1.31        94,819     66,716             0.00%          16.95%
AIM V.I. Balanced                                              1.12        96,720     86,064             2.73%           5.41%
American Century Income and Growth                             1.23        75,032     61,943             0.88%          16.67%
American Century Ultra                                         1.17       340,726    287,840             0.00%           7.46%
American Century Value                                         1.24         2,603      2,104             0.76%          10.57%
Fidelity VIP Contrafund                                        1.24        56,880     45,456             0.29%           6.04%
Fidelity VIP Equity Income                                     1.25       467,767    380,065             0.00%          14.84%
Fidelity VIP Mid Cap                                           1.39        66,693     49,020             0.00%          24.15%
Franklin Large Cap Growth Securities                           1.20        18,497     15,530             0.56%           6.83%
Franklin Small Cap                                             1.31        33,333     25,921             0.00%           1.86%
Franklin Mutual Shares Securities                              1.19        23,518     19,356             1.01%           9.45%
Templeton Developing Markets Securities                        1.44        23,159     15,802             1.11%          17.02%
Janus Aspen Balanced                                           1.09         2,499      2,256             2.02%           5.12%
Janus Aspen International Growth                               1.35         5,909      4,515             0.98%           5.39%
MFS Investors Growth Stock                                     1.14         2,450      2,129             0.00%           4.66%
MFS New Discovery                                              1.27       130,881    101,609             0.00%           5.87%
MFS Value                                                      1.22        14,056     11,772             0.15%          11.13%
Oppenheimer Capital Appreciation                               1.23        31,547     25,715             0.24%           4.26%
Oppenheimer High Income                                        1.10        87,909     73,462             6.05%           4.65%
Oppenheimer International Growth                               1.47        17,223     12,267             0.83%           4.40%
Putnam VT Growth and Income                                    1.23        12,938     10,809             1.41%           9.09%
Putnam VT International Equity                                 1.26       155,096    124,721             0.83%          12.39%
Putnam VT New Value                                            1.29        29,152     23,562             0.84%          12.90%
Putnam VT Voyager                                              1.17         2,473      2,108             0.30%           5.63%
Van Kampen Comstock                                            1.25        19,360     15,785             0.00%           7.08%
Waddell & Reed Growth (b)                                      1.06        39,075     36,694             0.00%           2.29%
Waddell & Reed Small Cap Growth (d)                            1.08        13,911     12,910             0.00%           7.54%
Waddell & Reed Balanced (e)                                    1.06        71,652     67,338             0.66%           1.89%
Waddell & Reed International II (f)                            1.42       182,836    132,095             1.78%          38.49%
Waddell & Reed International (a)                               1.13        67,088     59,490             2.04%          -1.69%
Waddell & Reed Small Cap Value (h)                             1.47         4,258      3,019             0.00%           4.59%
Waddell & Reed Value (i)                                       1.10        26,002     23,650             0.54%           5.37%

                                                                                 1.95% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Mortgage Securities                                $  1.01     $  8,125       7,889             0.00%          0.65%
Advantus Index 500                                             1.06       29,546      24,581             0.00%          5.75%
Advantus Index 400 Mid-Cap                                     1.07       20,293      15,672             0.00%          0.61%
Advantus Real Estate Securities                                1.07       41,106      28,922             0.00%          8.03%
AIM V.I. Balanced                                              1.04        8,124       7,229             2.73%          0.58%
American Century Income and Growth                             1.07       26,880      22,191             0.88%          2.59%
Fidelity VIP Contrafund                                        1.05       50,080      40,022             0.29%          4.27%
Fidelity VIP Equity Income                                     1.09       56,628      46,011             0.00%          8.21%
Fidelity VIP Mid Cap                                           1.10       29,655      21,797             0.00%          6.90%
Franklin Mutual Shares Securities                              1.08       53,677      44,180             1.01%          6.77%
Oppenheimer High Income                                        1.03       10,097       8,437             6.05%          0.21%
Waddell & Reed Balanced (e)                                    1.05       55,729      52,374             0.66%          3.69%
Waddell & Reed International II (f)                            1.09       43,977      31,773             1.78%          8.64%
Waddell & Reed Small Cap Value (h)                             1.11       27,237      19,313             0.00%          9.56%
Waddell & Reed Value (i)                                       1.08       23,209      21,110             0.54%          2.07%
Waddell & Reed Asset Strategy (a)                              1.05       14,400      13,617             1.51%          1.41%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 2.05% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01      $ 47,720      45,604             0.00%           0.35%
Advantus Money Market                                         1.00         4,351       4,376             0.63%          -0.06%
Advantus Mortgage Securities                                  1.01         2,978       2,891             0.00%           0.10%
Advantus Index 400 Mid-Cap                                    1.07        13,820      10,673             0.00%           4.67%
Advantus Real Estate Securities                               1.07        10,492       7,382             0.00%           4.74%
American Century Ultra                                        1.03        41,570      35,118             0.00%           3.96%
Fidelity VIP Contrafund                                       1.05         4,577       3,658             0.29%           1.68%
Fidelity VIP Equity Income                                    1.08        57,853      47,006             0.00%           9.60%
Fidelity VIP Mid Cap                                          1.10         3,063       2,251             0.00%           2.26%
Franklin Large Cap Growth Securities                          1.05        19,008      15,959             0.56%           3.27%
Franklin Small Cap                                            1.06         9,463       7,359             0.00%           3.66%
Templeton Developing Markets Securities                       1.10         4,360       2,975             1.11%           9.49%
MFS New Discovery                                             1.02        20,214      15,693             0.00%           2.43%
Oppenheimer High Income                                       1.03         6,559       5,481             6.05%           0.74%
Putnam VT International Equity                                1.08        20,034      16,110             0.83%           9.48%
Waddell & Reed Balanced (e)                                   1.05        28,094      26,403             0.66%           1.89%
Waddell & Reed International II (f)                           1.09        26,038      18,812             1.78%           5.73%
Waddell & Reed International (a)                              1.07         9,507       8,430             2.04%           6.47%
Waddell & Reed Small Cap Value (h)                            1.11         3,033       2,151             0.00%           0.70%

                                                                                 2.20% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 24,004      22,940             0.00%           0.08%
Advantus Money Market                                          1.00       30,685      30,859             0.63%          -0.20%
Advantus Mortgage Securities                                   1.01       35,971      34,924             0.00%          -0.06%
Advantus Index 400 Mid-Cap                                     1.07       11,109       8,579             0.00%           3.96%
Advantus Real Estate Securities                                1.07        3,409       2,399             0.00%           2.50%
American Century Ultra                                         1.03       36,394      30,745             0.00%           3.46%
Fidelity VIP Equity Income                                     1.08       62,620      50,879             0.00%           9.15%
Franklin Small Cap                                             1.06        5,238       4,074             0.00%           0.55%
Templeton Developing Markets Securities                        1.10          812         554             0.00%           3.10%
MFS New Discovery                                              1.02       11,840       9,192             0.00%           1.27%
Oppenheimer Capital Appreciation                               1.06       10,536       8,588             0.24%           1.20%
Oppenheimer High Income                                        1.03       18,927      15,817             6.05%           2.48%
Oppenheimer International Growth                               1.07        8,002       5,699             0.83%           1.72%
Putnam VT International Equity                                 1.08        2,732       2,197             0.83%           3.70%
Van Kampen Comstock                                            1.07       10,564       8,613             0.00%           1.44%
Waddell & Reed International II (f)                            1.09       35,094      25,355             1.78%           7.96%
Waddell & Reed Small Cap Value (h)                             1.11        5,257       3,728             0.00%           0.59%

                                                                                 2.30% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Real Estate Securities                            $   1.07     $ 28,115      19,782             0.00%           3.01%
American Century Income and Growth                             1.07       28,655      23,656             0.88%           4.96%
Fidelity VIP Equity Income                                     1.08       28,955      23,526             0.00%           6.27%
Templeton Developing Markets Securities                        1.10        9,664       6,594             1.11%           5.49%
MFS New Discovery                                              1.02       18,705      14,521             0.00%           2.20%
Oppenheimer International Growth                               1.07        9,466       6,741             0.83%           2.49%
Putnam VT International Equity                                 1.07        9,606       7,725             0.83%           4.73%
Waddell & Reed Small Cap Growth (d)                            1.06       18,752      17,403             0.00%           2.58%
Waddell & Reed International II (f)                            1.09       19,192      13,866             1.78%           4.91%
Waddell & Reed Small Cap Value (h)                             1.11       19,215      13,625             0.00%           5.54%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 2.40% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01      $ 23,274      22,242             0.00%           0.00%
Advantus Money Market                                         1.00         2,051       2,063             0.63%          -0.22%
Advantus Index 400 Mid-Cap                                    1.07        10,392       8,026             0.00%           5.05%
Advantus Real Estate Securities                               1.06         5,447       3,832             0.00%           4.40%
American Century Ultra                                        1.03        31,164      26,327             0.00%           4.75%
Fidelity VIP Equity Income                                    1.08        39,919      32,434             0.00%          10.07%
Templeton Developing Markets Securities                       1.10         3,927       2,679             1.11%           9.45%
MFS New Discovery                                             1.02        15,876      12,326             0.00%           2.68%
Oppenheimer High Income                                       1.03         3,159       2,640             6.05%           2.49%
Putnam VT International Equity                                1.07        15,910      12,794             0.83%           8.13%
Waddell & Reed International II (f)                           1.09        16,748      12,100             1.78%           7.34%

                                                                                 2.55% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 18,700      17,871             0.00%           0.68%
Advantus Money Market                                          1.00       12,402      12,472             0.63%          -0.18%
Advantus Index 400 Mid-Cap                                     1.07        3,789       2,926             0.00%           1.36%
American Century Ultra                                         1.03       12,658      10,693             0.00%           1.54%
Fidelity VIP Equity Income                                     1.08       22,704      18,447             0.00%           7.50%
MFS New Discovery                                              1.02        3,721       2,889             0.00%          -0.73%
Oppenheimer High Income                                        1.03        7,615       6,363             6.05%           2.15%
Putnam VT International Equity                                 1.07        9,330       7,503             0.83%           6.84%
Waddell & Reed International II (f)                            1.09        3,976       2,872             1.78%           6.43%

                                                                                 2.65% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $  1.01      $ 39,351      37,605             0.00%           0.00%
Advantus Money Market                                         1.00        19,472      19,582             0.63%          -0.24%
Advantus Index 400 Mid-Cap                                    1.07        10,840       8,371             0.00%           5.16%
Advantus Real Estate Securities                               1.06         3,880       2,730             0.00%           3.34%
American Century Ultra                                        1.03        33,982      28,708             0.00%           4.73%
Fidelity VIP Equity Income                                    1.08        52,375      42,555             0.00%          10.16%
MFS New Discovery                                             1.02        11,873       9,218             0.00%           3.05%
Oppenheimer High Income                                       1.03        16,560      13,838             6.05%           2.45%
Putnam VT International Equity                                1.07        17,772      14,292             0.83%           9.13%
Waddell & Reed International II (f)                           1.09         4,694       3,392             1.78%           8.14%
Waddell & Reed International (a)                              1.07        12,059      10,693             2.04%           6.68%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) Period from September 22, 2003, commencment of operations, to December 31, 2003.

(b) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.

(c) Formerly Advantus Macro Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

(d) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.

(e) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.

(f) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.

(g) Formerly Advantus Micro Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

(h) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.

(i) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

(j) Period from May 1, 2002, commencement of operations, to December 31, 2003.

[LOGO OF KPMG]

     KPMG LLP
     4200 Wells Fargo Center
     90 South Seventh Street
     Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.


                                        /s/ KPMG LLP

Minneapolis, Minnesota
February 9, 2004

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2003 and 2002
                                 (In thousands)

                                                         2003          2002
                                                     ------------  ------------
Assets
------
   Fixed maturity securities:
      Available-for-sale, at fair value
       (amortized cost $4,647,433 and $4,502,266)    $  4,941,278  $  4,784,210
   Equity securities, at fair value
    (cost $580,495 and $506,426)                          676,398       461,426
   Mortgage loans, net                                    773,479       767,944
   Real estate, net                                         1,830         7,858
   Finance receivables, net                               127,716       121,306
   Policy loans                                           263,508       259,531
   Private equity investments
    (cost $236,197 and $283,023)                          222,200       226,098
   Fixed maturity securities on loan, at fair value
    (amortized cost $1,304,233 and $1,136,148)          1,361,128     1,208,935
   Equity securities on loan, at fair value
    (cost $52,100 and $73,904)                             68,771        71,338
   Other invested assets                                  169,720        60,731
                                                     ------------  ------------
      Total investments                                 8,606,028     7,969,377
   Cash and cash equivalents                            1,688,883     1,485,148
   Deferred policy acquisition costs                      636,475       570,738
   Accrued investment income                               83,461        89,849
   Premiums receivable                                    137,954       125,424
   Property and equipment, net                             82,856        78,991
   Reinsurance recoverables                               677,102       646,955
   Other assets                                            31,870        45,167
   Separate account assets                              8,854,022     6,684,280
                                                     ------------  ------------
         Total assets                                $ 20,798,651  $ 17,695,929
                                                     ============  ============
Liabilities and Stockholder's Equity
------------------------------------
Liabilities:
   Policy and contract account balances              $  4,688,655  $  4,371,712
   Future policy and contract benefits                  2,052,276     2,029,332
   Pending policy and contract claims                     160,687       131,121
   Other policyholder funds                               557,525       528,417
   Policyholder dividends payable                          52,995        54,455
   Unearned premiums and fees                             199,767       191,277
   Federal income tax liability:
      Current                                              32,429        16,420
      Deferred                                            138,964        68,106
   Other liabilities                                      497,970       361,033
   Notes payable                                          125,000       137,000
   Securities lending collateral                        1,466,354     1,307,146
   Separate account liabilities                         8,809,077     6,646,646
                                                     ------------  ------------
      Total liabilities                                18,781,699    15,842,665
                                                     ------------  ------------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares
    authorized, issued and outstanding                      5,000         5,000
   Additional paid in capital                               3,000         3,000
   Retained earnings                                    1,795,285     1,786,873
   Accumulated other comprehensive income                 213,667        58,391
                                                     ------------  ------------
      Total stockholder's equity                        2,016,952     1,853,264
                                                     ------------  ------------
         Total liabilities and stockholder's
          equity                                     $ 20,798,651  $ 17,695,929
                                                     ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         Consolidated Statements of Operations and Comprehensive Income
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
Revenues:
   Premiums                                          $  1,005,277  $    900,074  $    793,357
   Policy and contract fees                               351,669       355,890       362,511
   Net investment income                                  465,858       499,103       527,335
   Net realized investment losses                         (48,641)     (137,097)      (12,972)
   Finance charge income                                   34,148        33,125        33,400
   Other income                                            18,820        22,777        73,714
                                                     ------------  ------------  ------------
      Total revenues                                    1,827,131     1,673,872     1,777,345
                                                     ------------  ------------  ------------
Benefits and expenses:
   Policyholder benefits                                  975,604       849,342       754,667
   Interest credited to policies and contracts            287,018       289,606       290,081
   General operating expenses                             341,552       328,421       410,704
   Commissions                                            108,293       100,912       128,838
   Administrative and sponsorship fees                     68,773        71,166        81,194
   Dividends to policyholders                              17,817        19,162        19,670
   Interest on notes payable                               11,258        12,758        16,684
   Amortization of deferred policy
    acquisition costs                                     166,138       188,662       171,580
   Capitalization of policy acquisition costs            (208,620)     (169,437)     (185,366)
                                                     ------------  ------------  ------------
      Total benefits and expenses                       1,767,833     1,690,592     1,688,052
                                                     ------------  ------------  ------------
         Income (loss) from operations before
          taxes                                            59,298       (16,720)       89,293
   Federal income tax expense (benefit):
      Current                                              19,121         3,048        22,793
      Deferred                                             (4,268)      (23,524)       (3,928)
                                                     ------------  ------------  ------------
         Total federal income tax expense (benefit)        14,853       (20,476)       18,865
                                                     ------------  ------------  ------------
            Net income                               $     44,445  $      3,756  $     70,428
                                                     ============  ============  ============
   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities        $    155,276  $    (44,898) $   (144,136)
                                                     ------------  ------------  ------------
      Other comprehensive income (loss), net of tax       155,276       (44,898)     (144,136)
                                                     ------------  ------------  ------------
            Comprehensive income (loss)              $    199,721  $    (41,142) $    (73,708)
                                                     ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           Consolidated Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                           2003          2002          2001
                                       ------------  ------------  ------------
Common stock:
   Total common stock                  $      5,000  $      5,000  $      5,000
                                       ============  ============  ============
Additional paid in capital:
   Total additional paid in capital    $      3,000  $      3,000  $      3,000
                                       ============  ============  ============
Retained earnings:
   Beginning balance                   $  1,786,873  $  1,821,015  $  1,811,707
   Net income                                44,445         3,756        70,428
   Dividends to stockholder                 (36,033)      (37,898)      (61,120)
                                       ------------  ------------  ------------
      Total retained earnings          $  1,795,285  $  1,786,873  $  1,821,015
                                       ============  ============  ============
Accumulated other comprehensive
 income:
   Beginning balance                   $     58,391  $    103,289  $    247,425
   Change in unrealized appreciation
    (depreciation) of securities            155,276       (44,898)     (144,136)
                                       ------------  ------------  ------------
      Total accumulated other
       comprehensive income            $    213,667  $     58,391  $    103,289
                                       ============  ============  ============
         Total stockholder's equity    $  2,016,952  $  1,853,264  $  1,932,304
                                       ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                 2003           2002           2001
                                                             ------------   ------------   ------------
Cash Flows from Operating Activities
------------------------------------
Net income                                                   $     44,445   $      3,756   $     70,428
Adjustments to reconcile net income to net cash
 provided by operating activities:
   Interest credited to annuity and insurance contracts           249,128        251,828         98,011
   Fees deducted from policy and contract balances               (327,631)      (319,227)      (169,058)
   Change in future policy benefits                                30,013        153,061         53,835
   Change in other policyholder liabilities, net                   35,834        (35,323)        18,215
   Amortization of deferred policy acquisition costs              166,138        188,662        171,580
   Capitalization of policy acquisition costs                    (208,620)      (169,437)      (185,366)
   Change in premiums receivable                                  (12,530)        (6,689)        (7,421)
   Deferred tax provision                                          (4,268)       (23,524)        (3,928)
   Change in federal income tax liabilities - current              16,009        (16,929)       (11,700)
   Net realized investment losses (gains)                          48,641        137,097         12,972
   Change in reinsurance recoverables                             (30,147)       (22,515)       (32,041)
   Other, net                                                     137,729         14,973         13,051
                                                             ------------   ------------   ------------
      Net cash provided by operating activities                   144,741        155,733         28,578
                                                             ------------   ------------   ------------
Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
   Fixed maturity securities, available-for-sale                1,658,859      2,046,691      1,738,948
   Equity securities                                              429,470        378,452        481,396
   Real estate                                                     11,255          3,301          5,362
   Private equity investments                                      23,703         11,583         15,596
   Other invested assets                                            1,729         12,343          5,896
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale                1,170,516        601,211        379,989
   Mortgage loans                                                  81,056         50,370         44,312
Purchases of:
   Fixed maturity securities, available-for-sale               (3,281,851)    (2,898,144)    (2,249,224)
   Equity securities                                             (462,070)      (377,641)      (502,064)
   Mortgage loans                                                 (86,931)       (78,011)      (118,003)
   Real estate                                                       (737)            --           (140)
   Private equity investments                                     (31,519)       (42,639)       (28,580)
   Other invested assets                                           (4,319)        (2,866)        (8,381)
Finance receivable originations or purchases                      (91,674)       (82,141)       (83,578)
Finance receivable principal payments                              77,154         78,266         78,289
Securities lending collateral                                     159,208        882,740        347,282
Securities in transit                                              95,821        (39,632)        99,765
Other, net                                                        (22,760)       (14,346)       (41,741)
                                                             ------------   ------------   ------------
      Net cash provided by (used for) investing activities       (273,090)       529,537        165,124
                                                             ------------   ------------   ------------
Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts            1,626,707      1,434,456      1,544,832
Withdrawals from annuity and insurance contracts               (1,263,337)    (1,188,125)    (1,343,550)
Payments on debt                                                  (12,000)       (22,000)       (26,000)
Dividends paid to stockholder                                     (22,000)       (78,586)            --
Other, net                                                          2,714           (363)         1,331
                                                             ------------   ------------   ------------
      Net cash provided by financing activities                   332,084        145,382        176,613
                                                             ------------   ------------   ------------
Net increase in cash and cash equivalents                         203,735        830,652        370,315
Cash and cash equivalents, beginning of year                    1,485,148        654,496        284,181
                                                             ------------   ------------   ------------
Cash and cash equivalents, end of year                       $  1,688,883   $  1,485,148   $    654,496
                                                             ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(1)  Nature of Operations

     Description of Business
     -----------------------

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment losses, in 2003 for these business units were $589,782,000, $258,798,000, $805,084,000 and
     $187,440,000, respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000,
     respectively. Additional revenues, including net realized investment losses, reported by the Company's subsidiaries and corporate product line as of December 31, 2003 and 2002, were ($13,973,000) and $(94,513,000), respectively.

     The Company serves over seven million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2002, ownership of Advantus Capital Management, Inc. and its wholly-owned subsidiary, Securian Financial Services, Inc., was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation
     ---------------------

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Insurance Revenues and Expenses
     -------------------------------

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

     For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 13.

     Software Capitalization
     -----------------------

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,032,000, $21,271,000 and $18,575,000 and amortized software expense of $7,838,000, $8,227,000 and $8,065,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables
     -------------------------------------

     Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Valuation of Investments
     ------------------------

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the market value of the underlying net assets of the funds. Prior to 2003, equity securities also included initial contributions to affiliated registered investment funds that were managed by an affiliate of the Company. These contributions were carried at the market value of the underlying net assets of the funds.

     Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2003 and 2002 was $5,616,000 and $7,543,000, respectively.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2003 and 2002 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2003 and 2002 approximate the fair value at that date.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which established standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method. The Company identified holdings with a market value of $11,206,000 and $29,000,000, as of December 31, 2003 and 2002,
     respectively, that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $16,700,000, $24,478,000, and $14,300,000 of permanent write-downs were recorded as realized losses, for the years ended December 31, 2003, 2002, and 2001, respectively.

     Credit Risk
     -----------

     Financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

     During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell & Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. The investments continue to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The market value of these investments was $172,424,000 and $126,896,000 as of December 31, 2003 and 2002, respectively. The Company considers these assets able to be reinvested within a 12-18 month period.

     Derivative Financial Instruments
     --------------------------------

     Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Derivative Financial Instruments (Continued)
     --------------------------------------------

     In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2003, the Company had no equity swap positions.

     The Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

     Under FAS 133, the Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2003 and 2002, in the amount of $114,809,000 and $14,100,000, respectively, to other invested assets. As of December 31, 2003 and 2002, the change in fair value of these securities included in realized capital (losses) gains was $(1,007,000) and $172,000, respectively.

     Realized and Unrealized Gains and Losses
     ----------------------------------------

     Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

     Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

     Impairments in the value of securities and other investments held by the Company, considered to be other than temporary, are recorded as permanent reductions of the cost of the securities or other investments, and corresponding realized losses are recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities and other investments on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     Total other than temporary write-downs for fixed maturity securities, including EITF 99-20 write-downs, for the years ended December 31, 2003, 2002 and 2001 were $34,632,000, $53,299,000 and $28,760,000, respectively.

     Total other than temporary write-downs for equity securities for the years ended December 31, 2003, 2002 and 2001 were $13,157,000, $5,314,000 and
     $6,709,000, respectively. An additional $23,427,000 and $40,300,000 of other than temporary write-downs for equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

     Total other than temporary write-downs for private equity investments for the years ended December 31, 2003, 2002 and 2001 were $57,480,000, $51,410,000 and $4,589,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Securities Lending
     ------------------

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $2,378,000, $1,413,000, and $239,000 as of December 31, 2003, 2002, and 2001, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2003, and 2002 were $1,429,899,000 and $1,280,273,000, respectively. As of
     December 31, 2003, and 2002, the collateral associated with securities lending was $1,466,354,000 and $1,307,146,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as cash equivalents and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

     Property and Equipment
     ----------------------

     Property and equipment are carried at cost, net of accumulated depreciation of $162,106,000 and $150,521,000 at December 31, 2003 and 2002,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2003, 2002, and 2001, was $11,585,000,
     $11,703,000, and $13,242,000, respectively. Effective January 1, 2002, the Company adopted FASB Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 144.

     Separate Accounts
     -----------------

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds.

     The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $44,920,000 and $37,634,000 at December 31, 2003 and 2002, respectively.

     Reinsurance Recoverables
     ------------------------

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder Liabilities
     ------------------------

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. These traditional life products use an average assumed rate of investment yields ranging from 4.44% to 5.52% to estimate expected gross margins.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 13.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business
     ----------------------

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2003 and 2002, the total participating business in force was $18,685,863,000 and $19,470,981,000, respectively. As a percentage of total life insurance in force participating business in force represents 5.3% and 6.4% at December 31, 2003 and 2002, respectively.

     Closed Block of Business
     ------------------------

     Effective January 1, 2001 the Company adopted Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of SOP 00-3.

     Income Taxes
     ------------

     The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

     Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     New Pronouncements
     ------------------

     In April 2003, the FASB issued Statement No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (FAS 149). FAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under FAS 133. FAS 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of FAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

     In May 2003, the FASB issued Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FAS 150). FAS 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. FAS 150 is effective for financial instruments entered into or modified after May 31, 2003, otherwise effective for the first interim period beginning after June 15, 2003. The adoption of FAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The Company will adopt FAS 132 for fiscal year ending December 31, 2004. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 132.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46). The provisions of FIN 46 for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46 is the beginning of the first period beginning after December 15, 2004. FIN 46 changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46 is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both. The Company continues to review the status of any VIEs it may be involved with. Based on this current review, the Company expects no material impacts to its results of operation or financial position due to the adoption of FIN 46.

     In July 2003, the AICPA issued Statement of Position 03-1 (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company will adopt SOP 03-1 as of January 1, 2004. The Company anticipates reclassifying approximately $45,000,000 representing the Company's interest in the separate accounts from separate account assets to various general account assets. The Company expects no other material impacts to its results of operation or financial position due to the adoption of SOP 03-1.

     Reclassification
     ----------------

     Certain 2002 and 2001 financial statement balances have been reclassified to conform to the 2003 presentation.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)  Investments

     Net investment income for the years ended December 31 was as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    370,208   $    398,491   $    411,208
Equity securities                  17,615         24,620         29,088
Mortgage loans                     61,404         58,791         55,682
Real estate                         1,543          1,285          1,672
Policy loans                       19,517         19,360         18,257
Cash equivalents                    2,216          3,384          7,499
Private equity investments          1,853          3,277          3,289
Other invested assets               5,357          3,019          1,463
                             ------------   ------------   ------------
   Gross investment income        479,713        512,227        528,158
Investment expenses               (13,855)       (13,124)          (823)
                             ------------   ------------   ------------
   Total                     $    465,858   $    499,103   $    527,335
                             ============   ============   ============

     Prior to 2002, the Company paid investment expenses to Advantus Capital Management, Inc. (Advantus) which were eliminated through the consolidation process. Effective January 1, 2002, these expenses were not eliminated due to the transfer of Advantus to Securian Financial Group, Inc.

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    (19,499)  $    (26,162)  $    (15,772)
Equity securities                  25,572        (64,038)        (1,373)
Mortgage loans                       (376)         1,509              1
Real estate                         4,490             (1)         3,245
Private equity investments        (54,224)       (48,395)        (1,676)
Other invested assets              (4,604)           (10)         2,603
                             ------------   ------------   ------------
   Total                     $    (48,641)  $   (137,097)  $    (12,972)
                             ============   ============   ============

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities,
 available-for-sale:
   Gross realized gains      $     21,560   $     59,802   $     34,884
   Gross realized losses          (41,059)       (85,964)       (50,656)
Equity securities:
   Gross realized gains            93,634         40,973         81,647
   Gross realized losses          (68,062)      (105,011)       (83,020)
Private equity investments:
   Gross realized gains             3,823          3,525          4,857
   Gross realized losses          (58,047)       (51,920)        (6,533)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Gross unrealized gains                               $    496,516  $    461,314
Gross unrealized losses                                   (36,816)     (204,273)
Adjustment to deferred acquisition costs                 (112,006)     (135,368)
Adjustment to reserves                                    (47,221)      (54,290)
Adjustment to unearned policy and contract fees            17,365        19,507
Deferred federal income taxes                            (104,171)      (28,499)
                                                     ------------  ------------
   Net unrealized gains                              $    213,667  $     58,391
                                                     ============  ============

     The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

in thousands                                                            Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2003                                        Cost         Gains         Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                         $     59,674  $         17  $         71  $     59,620
   Foreign governments                                      1,467           127            --         1,594
   Corporate securities                                 2,637,690       226,145         9,262     2,854,573
   Asset-backed securities                                661,465        16,702         5,404       672,763
   Mortgage-backed securities                           1,287,137        68,816         3,225     1,352,728
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,647,433       311,807        17,962     4,941,278
   Equity securities-unaffiliated                         580,495        97,537         1,634       676,398
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,227,928  $    409,344  $     19,596  $  5,617,676
                                                     ============  ============  ============  ============

in thousands                                                             Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2002                                        Cost          Gains        Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government agencies
    and authorities                                  $    201,802  $     19,153  $         30  $    220,925
   Foreign governments                                      1,280            --           439           841
   Corporate securities                                 2,457,382       218,541        53,152     2,622,771
   Asset-backed securities                                549,151        26,518         5,650       570,019
   Mortgage-backed securities                           1,292,651        78,406         1,403     1,369,654
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,502,266       342,618        60,674     4,784,210
   Equity securities-unaffiliated                         364,673        27,498        57,641       334,530
   Equity securities-affiliated mutual funds              141,753         4,076        18,933       126,896
                                                     ------------  ------------  ------------  ------------
      Total equity securities                             506,426        31,574        76,574       461,426
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,008,692  $    374,192  $    137,248  $  5,245,636
                                                     ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2003                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    424,704  $     18,276  $         47  $    442,933
   Corporate securities                           323,481        29,123           226       352,378
   Asset-backed securities                         12,529           669            --        13,198
   Mortgage-backed securities                     543,519        10,985         1,885       552,619
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,304,233        59,053         2,158     1,361,128
   Equity securities-unaffiliated                  52,100        16,920           249        68,771
                                             ------------  ------------  ------------  ------------
         Total                               $  1,356,333  $     75,973  $      2,407  $  1,429,899
                                             ============  ============  ============  ============

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2002                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    258,282  $     11,774  $         --  $    270,056
   Corporate securities                           244,319        22,177            --       266,496
   Asset-backed securities                         14,100            --           177        13,923
   Mortgage-backed securities                     619,447        40,275         1,262       658,460
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,136,148        74,226         1,439     1,208,935
   Equity securities-unaffiliated                  73,904         6,114         8,680        71,338
                                             ------------  ------------  ------------  ------------
         Total                               $  1,210,052  $     80,340  $     10,119  $  1,280,273
                                             ============   ===========  ============  ============

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

in thousands                                 Available-for-Sale         Securities-on-Loan
--------------------------------------   --------------------------  --------------------------
                                           Amortized       Fair       Amortized        Fair
                                             Cost         Value          Cost         Value
                                         ------------  ------------  ------------  ------------
Due in one year or less                  $     95,127  $     98,144  $     98,518  $     99,128
Due after one year through five years       1,246,524     1,314,233       284,723       294,507
Due after five years through ten years      1,409,001     1,519,195       285,420       317,139
Due after ten years                           609,644       656,978        92,053        97,735
                                         ------------  ------------  ------------  ------------
                                            3,360,296     3,588,550       760,714       808,509
Mortgage-backed securities                  1,287,137     1,352,728       543,519       552,619
                                         ------------  ------------  ------------  ------------
   Total                                 $  4,647,433  $  4,941,278  $  1,304,233  $  1,361,128
                                         ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As of December 31, 2003, the Company had certain investments with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $     26,830  $     26,901  $         71
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                      248,946       252,829         3,883
   Greater than 12 months                    71,276        76,655         5,379
Mortgage and asset-backed securities
   Less than 12 months                      371,769       376,996         5,227
   Greater than 12 months                    30,697        34,099         3,402
Equity securities - unaffiliated
   Less than 12 months                       13,817        14,534           717
   Greater than 12 months                    15,350        16,267           917
Private equity investments
   Less than 12 months                       95,778       124,813        29,035
   Greater than 12 months                     6,905         9,271         2,366

     As of December 31, 2003, the Company had certain investments on loan with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $      3,093  $      3,140  $         47
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                       24,081        24,307           226
   Greater than 12 months                        --            --            --
Mortgage and asset-backed securities
   Less than 12 months                      173,292       175,177         1,885
   Greater than 12 months                        --            --            --
Equity securities - unaffiliated
   Less than 12 months                        3,460         3,709           249
   Greater than 12 months                        --            --            --

     The Company analyzes all investments on a quarterly basis for other than temporary impairment recognition. The Company also considers its ability and intent to hold the investment and whether the investment's fair market value will increase in a reasonable period of time to recover its cost basis. Fixed maturity securities are reviewed on a security by security basis utilizing, but are not limited to, market prices, intent to hold, underlying collateral characteristics, and ability to receive contractual cash flows or remaining book values. The majority of the unrealized losses are interest-related rather than credit-related. All equity securities, including both available-for-sale and private equity, which have been in an unrealized loss position of greater than 20% for longer than six months are analyzed on a security by security basis. Available-for-sale equity securities utilize, but are not limited to, outside independent stock outlooks and the intent to hold the security in the portfolio. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. Private equity investments are reviewed on a fund by fund basis and utilize, but are not limited to, the age of the fund, general partner commentary, and underlying investments within the fund, noting any problem industries or geographic locations.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2003, one mortgage loan was considered impaired. A write-down of $400,000 was taken on the impaired mortgage loan. At
     December 31, 2002, no specific mortgage loans were considered impaired. As of December 31, 2003 and 2002, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2003, 2002 or 2001.

     Below is a summary of interest income on impaired mortgage loans.

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Average impaired mortgage loans        $         --  $          1  $         --
Interest income on impaired mortgage
 loans - contractual                            442           166            --
Interest income on impaired mortgage
 loans - collected                               --            --            --

     At December 31, 2003 and 2002, fixed maturity securities and cash equivalents with a carrying value of $9,568,000 and $14,756,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  Notes Receivable

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continues to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000. The accrued interest on this loan contingency was $496,000 and $5,469,000, as of December 31, 2003 and 2002, respectively. For the years ended December 31, 2003 and 2002, the Company received principal payments of $968,000 and $0, respectively, and interest payments of $755,000 and $1,694,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income, and investment income is included in net investment income.

(5)  Net Finance Receivables

     Finance receivables as of December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Direct installment loans                             $    154,155  $    144,627
Retail installment notes                                   17,286        15,945
Retail revolving credit                                       108           132
Accrued interest                                            2,632         2,551
                                                     ------------  ------------
   Gross receivables                                      174,181       163,255
Unearned finance charges                                  (39,233)      (35,322)
Allowance for uncollectible amounts                        (7,232)       (6,627)
                                                     ------------  ------------
      Finance receivables, net                       $    127,716  $    121,306
                                                     ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The direct installment loans, at December 31, 2003 and 2002, consisted of $103,349,000 and $95,368,000, respectively, of discount basis loans, net of unearned finance charges, and $14,552,000 and $16,679,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2003 and 2002, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

     During the years ended December 31, 2003 and 2002, principal cash collections of direct installment loans were $52,705,000 and $53,469,000, respectively, and the percentages of these cash collections to average net balances were 48% and 49%, respectively. Retail installment notes' principal cash collections were $21,597,000 and $22,344,000, respectively and the percentages of these cash collections to average net balances were 164% for both 2003 and 2002.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2003 and 2002 was 5.4% and 5.2%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Balance at beginning of year           $      6,627  $      5,846  $      6,336
Provision for credit losses                   8,014         8,029         6,924
Allowance applicable to bulk purchase            --             4            19
Charge-offs                                 (10,262)      (10,292)      (10,302)
Recoveries                                    2,853         3,040         2,869
                                       ------------  ------------  ------------
Balance at end of year                 $      7,232  $      6,627  $      5,846
                                       ============  ============  ============

     At December 31, 2003, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2003 and the related allowance for credit losses were as follows:

                                       Installment    Revolving
                                          Loans         Credit        Total
                                       ------------  ------------  ------------
in thousands
------------
Balances at December 31, 2003          $        374            54  $        428
Related allowance for credit losses    $        122            54  $        176

     All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2003. The average quarterly balance of impaired loans during the years ended December 31, 2003 and 2002, was $515,000 and $1,038,000 for installment basis loans and $54,000 and $59,000 for revolving credit loans, respectively.

     There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2003.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2003 and 2002 was $14,625,000 and $15,401,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)  Income Taxes

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Computed tax expense (benefit)         $     20,754  $     (5,852) $     31,253
Difference between computed and
 actual tax expense:
   Dividends received deduction              (5,032)       (8,539)       (7,606)
   Foundation gain                               --            --          (580)
   Tax credits                               (1,200)       (1,300)       (1,300)
   Expense adjustments and other                331        (4,785)       (2,902)
                                       ------------  ------------  ------------
      Total tax expense (benefit)      $     14,853  $    (20,476) $     18,865
                                       ============  ============  ============

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Deferred tax assets:
   Policyholder liabilities                          $     18,565  $     21,290
   Pension and post retirement benefits                    35,330        31,270
   Tax deferred policy acquisition costs                  103,556        98,261
   Deferred gain on individual disability
    coinsurance                                            17,874        19,300
   Net realized capital losses                             56,592        45,365
   Ceding commissions                                       8,611         3,247
   Other                                                   11,232        11,303
                                                     ------------  ------------
      Gross deferred tax assets                           251,760       230,036
                                                     ------------  ------------
Deferred tax liabilities:
   Deferred policy acquisition costs                      173,739       154,122
   Premiums                                                19,246        15,790
   Real estate and property and equipment
    depreciation                                            9,056         7,688
   Basis difference on investments                         21,734        22,017
   Net unrealized capital gains                           154,633        89,504
   Other                                                   12,316         9,021
                                                     ------------  ------------
      Gross deferred tax liabilities                      390,724       298,142
                                                     ------------  ------------
         Net deferred tax liability                  $    138,964  $     68,106
                                                     ============  ============

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2003 and 2002 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2003, 2002, and 2001, were $3,588,000, $20,066,000 and $34,493,000, respectively.

     The Company's tax returns for 2001 and 2002 will be under examination by the Internal Revenue Service (IRS) beginning 2004. The Company believes that any additional taxes refunded or assessed as a result of this examination will not have a material effect on its financial position.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                        2003           2002           2001
                                    ------------   ------------   ------------
in thousands
------------
Balance at January 1                $    536,604   $    518,209   $    480,650
   Less: reinsurance recoverable         449,212        433,323        404,357
                                    ------------   ------------   ------------
Net balance at January 1                  87,392         84,886         76,293
                                    ------------   ------------   ------------
Incurred related to:
   Current year                           60,927         65,692         65,370
   Prior years                              (526)         4,839         (2,577)
                                    ------------   ------------   ------------
Total incurred                            60,401         70,531         62,793
                                    ------------   ------------   ------------
Paid related to:
   Current year                           24,849         27,436         25,925
   Prior years                            40,209         40,589         28,275
                                    ------------   ------------   ------------
Total paid                                65,058         68,025         54,200
                                    ------------   ------------   ------------
Net balance at December 31                82,735         87,392         84,886
   Plus: reinsurance recoverable         471,425        449,212        433,323
                                    ------------   ------------   ------------
Balance at December 31              $    554,160   $    536,604   $    518,209
                                    ============   ============   ============

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $526,000 in 2003, increased by $4,839,000 in 2002, and decreased by $2,577,000 in 2001, which includes the amortization of discount on individual accident and health claim reserves of $153,000, $331,000, and $430,000 in 2003, 2002, and 2001, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8)  Employee Benefit Plans

     Pension Plans and Post Retirement Plans Other than Pensions
     -----------------------------------------------------------

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly equity securities and fixed maturity securities, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                          Pension Benefits             Other Benefits
                                                     --------------------------  --------------------------
                                                         2003          2002          2003          2002
                                                     ------------  ------------  ------------  ------------
in thousands
------------
Change in benefit obligation:
Benefit obligation at beginning of year              $    275,112  $    242,192  $     52,719  $     36,744
Liability transfer to parent                                   --            --            --          (886)
Service cost                                               12,871        11,937         2,589         1,871
Interest cost                                              18,718        17,690         3,516         2,780
Actuarial (gain) loss                                      30,707         9,239          (994)       13,391
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Benefit obligation at end of year                    $    330,876  $    275,112  $     56,754  $     52,719
                                                     ============  ============  ============  ============
Change in plan assets:
Fair value of plan assets at beginning of year       $    160,852  $    158,096  $         --  $         --
Actual return on plan assets                               24,046       (11,399)           --            --
Employer contribution                                      14,467        20,101         1,076         1,181
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Fair value of plan assets at end of year             $    192,833  $    160,852  $         --  $         --
                                                     ============  ============  ============  ============
Funded status                                        $   (138,043) $   (114,260) $    (56,755) $    (52,719)
Unrecognized net actuarial loss                           101,461        82,353         5,943         7,037
Unrecognized prior service cost (benefit)                   4,908         5,862          (526)       (1,051)
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Amounts recognized in the consolidated balance
 sheets consist of:
Accrued benefit cost                                 $    (35,586) $    (31,319) $    (51,338) $    (46,733)
Intangible asset                                            3,892         5,274            --            --
Accumulated other comprehensive income                         20            --            --            --
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Weighted average assumptions as of December 31
Discount rate                                                6.25%         7.00%         6.25%         7.00%
Expected return on plan assets                               7.79%         8.16%           --            --
Rate of compensation increase                                5.97%         5.97%           --            --

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     For measurement purposes, a 10.0% and 11.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003 and 2002, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

Components of net periodic
 benefit cost                                   Pension Benefits                     Other Benefits
                                       ---------------------------------   ---------------------------------
                                         2003        2002        2001        2003        2002        2001
                                       ---------   ---------   ---------   ---------   ---------   ---------
in thousands
------------
Service cost                           $  12,871   $  11,937   $   9,031   $   2,589   $   1,871   $   1,342
Interest cost                             18,718      17,690      16,222       3,516       2,780       2,357
Expected return on plan assets           (14,730)    (15,883)    (14,256)         --          --          --
Amortization of prior service
 cost (benefit)                              954         954         954        (526)       (526)       (513)
Recognized net actuarial loss (gain)       2,283         656         321         101         (88)       (597)
                                       ---------   ---------   ---------   ---------   ---------   ---------
Net periodic benefit cost              $  20,096   $  15,354   $  12,272   $   5,680   $   4,037   $   2,589
                                       =========   =========   =========   =========   =========   =========

     The Company recorded an additional minimum liability of $3,912,000 and $5,274,000 as of December 31, 2003, and 2002, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair market value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $3,892,000 and $5,274,000 at December 31, 2003, and 2002, respectively, is included in other assets in the consolidated balance sheets.

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $321,240,000, $217,525,000, and $185,266,000, respectively, as of December 31, 2003, and $267,263,000,
     $179,734,000 and $154,031,000, respectively, as of December 31, 2002.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2003 and 2002. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2003 by $21,199,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2003 by $2,540,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2003 by $16,529,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2003 by $1,920,000.

     Profit Sharing Plans
     --------------------

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2003, 2002, and 2001 of $6,924,000, $3,899,000 and $4,563,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                         2003           2002           2001
                                     ------------   ------------   ------------
in thousands
------------
Direct premiums                      $    887,189   $    807,116   $    761,877
Reinsurance assumed                       225,288        181,473        140,303
Reinsurance ceded                        (107,200)       (88,515)      (108,823)
                                     ------------   ------------   ------------
   Net premiums                      $  1,005,277   $    900,074   $    793,357
                                     ============   ============   ============

     Reinsurance recoveries on ceded reinsurance contracts were $103,839,000, $103,979,000 and $95,136,000 during 2003, 2002, and 2001, respectively.

     During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

     On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

(10) Fair Value of Financial Instruments

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2003 and 2002. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The interest rates on the finance receivables outstanding as of December 31, 2003 and 2002, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2003 and 2002, approximate the fair value for those respective dates.

     The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2003 and 2002 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:


                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Fixed maturity securities
 Available-for-sale                 $   4,941,278  $   4,941,278   $   4,784,210  $   4,784,210
Equity securities                         676,398        676,398         461,426        461,426
Fixed maturity securities on loan       1,361,128      1,361,128       1,208,935      1,208,935
Equity securities on loan                  68,771         68,771          71,338         71,338
Commercial mortgage loans                 773,479        868,556         767,944        852,251
Policy loans                              263,508        263,508         259,531        259,531
Cash and cash equivalents               1,688,883      1,688,883       1,485,148      1,485,148
Finance receivables, net                  127,716        127,716         121,306        121,306
Private equity investments                222,200        222,200         226,098        226,098
Separate account assets                 8,854,022      8,854,022       6,684,280      6,684,280
Other assets                              114,809        114,809          14,093         14,093
                                    -------------  -------------   -------------  -------------
   Total financial assets           $  19,092,192  $  19,187,269   $  16,084,309  $  16,168,616
                                    =============  =============   =============  =============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Deferred annuities                  $   1,831,790  $   1,835,924   $   1,712,482  $   1,711,913
Annuity certain contracts                  62,144         65,858          62,231         64,146
Other fund deposits                     1,121,288      1,130,236       1,006,327      1,011,822
Supplementary contracts without
 life contingencies                        42,068         42,068          50,955         51,137
Notes payable                             125,000        126,935         137,000        139,476
Separate account liabilities            8,809,077      8,809,077       6,646,646      6,646,646
Securities lending collateral           1,466,354      1,466,354       1,307,146      1,307,146
                                    -------------  -------------   -------------  -------------
   Total financial liabilities      $  13,457,721  $  13,476,452   $  10,922,787  $  10,932,286
                                    =============  =============   =============  =============

(11) Related Party Transactions

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $11,379,000 and $10,866,000 during 2003 and 2002, respectively. As of December 31, 2003 and 2002, the amount due to Advantus under these agreements was $3,527,000 and $3,238,000, respectively.

     The Company also has an agreement with Securian Financial Services, Inc.
     (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,448,000 and $3,539,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2003 and 2002, the amount payable to the Company was $9,219,000 and $12,363,000, respectively. The amount of expenses incurred as of December 31, 2003, 2002, and 2001 were $45,448,000, $49,205,000 and $14,529,000 respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2003 and 2002. No claims were paid during 2003 and 2002. As of December 31, 2003 and 2002, reserves held under this policy were $6,841,000 and $3,734,000, respectively.

(12) Notes Payable

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2003 and 2002. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Notes payable as of December 31 were as follows:

                                                        2003           2002
                                                    ------------   ------------
in thousands
------------
Corporate-surplus notes, 8.25%, 2025                $    125,000   $    125,000
Consumer finance subsidiary-senior, 6.90%-7.06%,
 through 2003                                                 --         12,000
                                                    ------------   ------------
   Total notes payable                              $    125,000   $    137,000
                                                    ============   ============

     At December 31, 2003, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2004, $0; 2005, $0; 2006, $0; 2007, $0; 2008, $0; thereafter $125,000,000.

     The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2003 and 2002, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2003, 2002 and 2001, was $11,180,000, $12,579,000 and $15,252,000, respectively.

(13) Other Comprehensive Income

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and deferred policy acquisition cost adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
in thousands
------------
Other comprehensive income (loss), before tax:
   Unrealized gains (loss)  on securities            $    154,508  $    (74,150) $   (202,783)
      Reclassification adjustment for losses
       included in net income                              48,151       138,595        18,821
   Adjustment to unearned policy and contract fees         (2,142)       13,074         6,433
   Adjustment to reserves                                   7,069       (54,290)           --
   Adjustment to deferred policy acquisition costs         23,362       (93,375)      (41,993)
                                                     ------------  ------------  ------------
                                                          230,948       (70,146)     (219,522)
   Income tax expense related to items of other
    comprehensive income                                  (75,672)       25,248        75,386
                                                     ------------  ------------  ------------
   Other comprehensive income (loss), net of tax     $    155,276  $    (44,898) $   (144,136)
                                                     ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(14) Stock Dividends

     During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000. During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2003 statutory results, the maximum amount available for the payment of dividends during 2004 by Minnesota Life Insurance Company without prior regulatory approval is $116,875,000 after January 1, 2004.

(15) Legal Proceedings

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $1,361,000, $1,249,000 and $39,654,000 in 2003, 2002 and 2001, respectively.

(16) Commitments and Contingencies

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2003 and 2002, these securities were reported at $110,894,000 and $6,523,000, respectively.

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $29,165,000 and $50,325,000 as of December 31, 2003 and 2002, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $151,117,000 as of December 31, 2003. The Company estimates that $50,000,000 of these commitments will be invested in 2004, with the remaining $101,117,000 invested over the next four years.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(16) Commitments and Contingencies (Continued)

     As of December 31, 2003, the Company had committed to purchase mortgage loans totaling $20,600,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2004, $11,267,000; 2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000;
     2008, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2004, $757,000; 2005, $770,000; 2006, $643,000; 2007, $666,000; 2008, $636,000.
     Lease expense net of sub-lease income for the years ended December 31, 2003, 2002 and 2001 was $8,705,000, $8,740,000 and $9,662,000,
     respectively.

     At December 31, 2003, the Company had guaranteed the payment of $79,600,000 in policyholder dividends and discretionary amounts payable in 2004. The Company has pledged fixed equity securities, valued at $82,886,000 to secure this guarantee.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. The Company has recorded no impact to the financial condition of the Company relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2003 and 2002 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,913,000 and $2,377,000 for the periods ending December 31, 2003 and 2002, respectively. These assets are being amortized over a five-year period.

     The Company has provided guarantees to certain states to provide additional capital contributions to affiliated insurance companies to maintain capital and surplus amounts at the greater of financial admission requirements and risk-based capital requirements.

(17) Statutory Financial Data

     The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                         Year ended December
                                                     --------------------------
                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Statutory capital and surplus                        $  1,168,753  $    961,239
Adjustments:
   Deferred policy acquisition costs                      636,179       570,264
   Net unrealized investment gains                        351,806       368,495
   Adjustment to reserves                                 (47,221)      (54,290)
   Statutory asset valuation reserve                      205,298       251,505
   Statutory interest maintenance reserve                  14,181        12,731
   Premiums and fees deferred or receivable               (35,687)      (48,756)
   Change in reserve basis                                124,117       121,770
   Deferred reinsurance gain                              (51,070)      (55,143)
   Separate accounts                                      (30,847)      (28,214)
   Unearned policy and contract fees                     (138,449)     (128,690)
   Surplus notes                                         (125,000)     (125,000)
   Net deferred income taxes                             (338,228)     (324,356)
   Pension benefit liabilities                            (30,907)      (18,533)
   Non-admitted assets                                    250,105       280,851
   Policyholder dividends                                  62,497        64,659
   Other                                                    1,425         4,732
                                                     ------------  ------------
Stockholder's equity as reported in the
 accompanying consolidated financial statements      $  2,016,952  $  1,853,264
                                                     ============  ============

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                   As of December 31
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Statutory net income (loss)            $     11,638  $     (9,814) $     47,505
Adjustments:
   Deferred policy acquisition costs         42,482       (19,156)       13,716
   Statutory interest maintenance
    reserve                                   1,450         5,470        (1,138)
   Premiums and fees deferred or
    receivable                               13,817         1,611       (10,213)
   Change in reserve basis                     (746)       (2,797)       (2,180)
   Separate accounts                         (2,162)       10,913         9,971
   Deferred reinsurance gain                 (3,409)      (12,847)       (2,394)
   Unearned policy and contract fees         (7,617)        1,600        (1,845)
   Realized gains (losses)                   (5,642)      (10,012)        1,586
   Net deferred income taxes                  4,268        23,524         3,928
   Policyholder dividends                    (2,162)       (1,168)         (714)
   Pension benefits                            (682)        7,472        16,605
   Other                                     (6,790)        8,960        (4,399)
                                       ------------  ------------  ------------
Net income as reported in the
 accompanying consolidated financial
 statements                            $     44,445  $      3,756  $     70,428
                                       ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 Schedule I - Summary of Investments - Other than Investments in Related Parties
                                December 31, 2003
                                 (In thousands)

                                                                                   As shown
                                                                                    on the
                                                                                 consolidated
                                                                      Market        balance
Type of investment                                     Cost (3)       Value        sheet (1)
                                                     ------------  ------------  ------------
Fixed maturity securities
   United States government and government
    agencies and authorities                         $     59,674  $     59,620  $     59,620
   Foreign governments                                      1,467         1,594         1,594
   Public utilities                                       322,562       349,134       349,134
   Asset-backed securities                                661,465       672,763       672,763
   Mortgage-backed securities                           1,287,137     1,352,728     1,352,728
   All other corporate fixed maturity securities        2,315,127     2,505,439     2,505,439
                                                     ------------  ------------  ------------
      Total fixed maturity securities                   4,647,432     4,941,278     4,941,278
                                                     ------------  ------------  ------------
Equity securities:
   Common stocks:
      Public utilities                                      3,059         3,398         3,398
      Banks, trusts and insurance companies               114,265       135,660       135,660
      Industrial, miscellaneous and all other             454,543       528,674       528,674
   Nonredeemable preferred stocks                           8,628         8,666         8,666
                                                     ------------  ------------  ------------
      Total equity securities                             580,495       676,398       676,398
                                                     ------------  ------------  ------------
Mortgage loans on real estate                             773,479        xxxxxx       773,479
Real estate (2)                                             1,830        xxxxxx         1,830
Policy loans                                              263,508        xxxxxx       263,508
Other investments                                         297,436        xxxxxx       297,436
Private equity investments                                236,197        xxxxxx       222,200
Fixed maturity securities on loan                       1,304,233        xxxxxx     1,361,128
Equity securities on loan                                  52,100        xxxxxx        68,771
                                                     ------------  ------------  ------------
      Total                                             2,928,783            --     2,988,352
                                                     ------------  ------------  ------------
Total investments                                    $  8,156,710  $  5,617,676  $  8,606,028
                                                     ============  ============  ============

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Schedule III - Supplementary Insurance Information
                                 (In thousands)

                                                          As of December 31,
                                      ----------------------------------------------------------
                                                    Future policy
                                        Deferred       benefits                     Other policy
                                         policy     losses, claims                   claims and
                                      acquisition   and settlement     Unearned       benefits
              Segment                    costs       expenses (1)    premiums (2)      payable
-----------------------------------   -----------   --------------   ------------   ------------
2003:
   Life insurance                     $   464,087   $    2,690,654   $    168,868   $    140,799
   Accident and health insurance           70,299          663,495         30,871         19,775
   Annuity                                102,089        3,386,782             28            113
                                      -----------   --------------   ------------   ------------
                                      $   636,475   $    6,740,931   $    199,767   $    160,687
                                      ===========   ==============   ============   ============
2002:
   Life insurance                     $   421,265   $    2,605,553   $    156,832   $    111,576
   Accident and health insurance           78,588          638,288         34,418         19,349
   Annuity                                 70,885        3,155,822             27            196
   Property and liability insurance            --               25             --             --
                                      -----------   --------------   ------------   ------------
                                      $   570,738   $    6,399,688   $    191,277   $    131,121
                                      ===========   ==============   ============   ============
2001:
   Life insurance                     $   498,233   $    2,563,749   $    171,174   $    113,351
   Accident and health insurance           87,059          615,020         38,052         19,103
   Annuity                                 98,047        2,942,241             29          1,466
   Property and liability insurance            --               38             --             --
                                      -----------   --------------   ------------   ------------
                                      $   683,339   $    6,121,048   $    209,255   $    133,920
                                      ===========   ==============   ============   ============


                                                                For the years ended December 31,
                                      -------------------------------------------------------------------------------------
                                                                                   Amortization
                                                                     Benefits,     of deferred
                                                        Net       claims, losses      policy         Other
                                        Premium      investment   and settlement    acquisition    operating     Premiums
              Segment                 revenue (3)     income       expenses (5)        costs        expenses    written (4)
-----------------------------------   -----------   -----------   --------------   ------------   -----------   -----------
2003:
   Life insurance                     $ 1,122,503   $   240,777   $    1,024,443   $    127,528   $   358,477   $        --
   Accident and health insurance          131,057        10,711           57,919         19,214        81,840            --
   Annuity                                103,386       214,370          198,077         19,396       108,962            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,356,946   $   465,858   $    1,280,439   $    166,138   $   549,279   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2002:
   Life insurance                     $ 1,009,836   $   260,686   $      883,852   $    147,235   $   347,838   $        --
   Accident and health insurance          131,835        12,494           60,459         20,511        98,679            --
   Annuity                                106,807       225,704          213,817         20,916        88,540            --
   Property and liability insurance            --           219              (18)            --            40            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,248,478   $   499,103   $    1,158,110   $    188,662   $   535,097   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2001:
   Life insurance                     $   918,901   $   288,841   $      817,054   $    136,512   $   463,715   $        --
   Accident and health insurance          136,637        12,823           53,611         13,170       106,770            --
   Annuity                                 92,192       225,200          193,772         21,898        90,793            --
   Property and liability insurance            --           471              (19)            --           204            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,147,730   $   527,335   $    1,064,418   $    171,580   $   661,482   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            Schedule IV - Reinsurance
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                                                        Percentage
                                                           Ceded to     Assumed from                    of amount
                                                            other          other                         assumed
                                         Gross amount     companies      companies      Net amount        to net
                                         -------------   ------------   ------------   -------------   ------------
2003: Life insurance in force            $ 302,107,783   $ 38,521,130   $ 90,958,405   $ 354,545,058           25.7%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     657,074   $     34,690   $    221,237   $     843,621           26.2%
      Accident and health insurance            199,512         69,164            705         131,053            0.5%
      Annuity                                   30,603             --             --          30,603             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     887,189   $    103,854   $    221,942   $   1,005,277           22.1%
                                         =============   ============   ============   =============
2002: Life insurance in force            $ 266,335,791   $ 35,836,486   $ 76,101,905   $ 306,601,210           24.8%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     566,342   $     25,262   $    180,539   $     721,619           25.0%
      Accident and health insurance            200,610         74,838            934         126,706            0.7%
      Annuity                                   40,164             --             --          40,164             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     807,116   $    100,100   $    181,473   $     888,489           20.4%
                                         =============   ============   ============   =============
2001: Life insurance in force            $ 233,303,591   $ 28,244,100   $ 63,354,138   $ 268,413,629           23.6%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     530,352   $     30,128   $    138,774   $     638,998           21.7%
      Accident and health insurance            208,520         78,212          1,047         131,355            0.8%
      Annuity                                   23,004             --             --          23,004             --
      Property and liability insurance               1            483            482              --             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     761,877   $    108,823   $    140,303   $     793,357           17.7%
                                         =============   ============   ============   =============

See independent auditors' report.